Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	MOBILE TELESYSTEMS OJSC
Entity Central Index Key	0001115837
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,988,919,177
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents (Note 6)	$ 724,803	$ 1,850,826
Short-term investments, including related party amounts of $3,312 and $nil, respectively (Note 7)	132,829	86,242
Trade receivables, net of allowance for doubtful accounts of $113,955 and $96,961, respectively (Note 8)	1,098,759	863,808
Accounts receivable, related parties (Note 24)	11,065	4,488
Inventory and spare parts (Note 9)	282,673	291,075
Prepaid expenses, including related party amounts of $1,983 and $3,031	326,126	234,730
Deferred tax assets (Note 23)	230,376	189,622
VAT receivable	178,271	191,039
Other current assets	56,055	125,818
Total current assets	3,040,957	3,837,648
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation of $7,996,845 and $7,023,556 (Note 10), including advances given to related parties of $33,701 and $28,889	8,948,212	8,242,477
GOODWILL (Notes 3 and 12)	1,067,679	1,082,906
DEBT ISSUANCE COSTS, net of accumulated amortization of $104,817 and $217,755	117,668	140,579
INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Note 14)	182,149	188,047
OTHER INVESTMENTS, including related party amounts of $99,571 and $28,707 (Note 16)	191,437	123,442
OTHER NON-CURRENT ASSETS, including restricted cash of $3,787 and $2,152, deferred tax assets of $71,986 and $62,102 (Note 23)	81,205	114,909
Total assets	14,979,848	15,327,136
CURRENT LIABILITIES:
Accounts payable, related parties (Note 24)	76,980	56,982
Trade payables	743,702	799,128
Subscriber prepayments and deposits	544,840	529,231
Debt, current portion (Note 17), including related party amounts of $nil and $6,799	573,597	283,025
Notes payable, current portion (Note 17)	330,537	865,880
Deferred connection fees, current portion (Note 19)	48,158	49,868
Capital lease obligation, current portion	5,377	6,786
Income tax payable	23,962	27,095
Accrued liabilities (Note 22)	837,526	653,870
Provision for claims in Uzbekistan (Note 4)	264,429
Bitel liability (Note 29)	221,180	213,152
Other payables	63,508	79,818
Total current liabilities	3,733,796	3,564,835
LONG-TERM LIABILITIES:
Notes payable, net of current portion (Note 17)	2,328,981	2,496,002
Debt, net of current portion (Note 17)	4,401,809	5,057,981
Capital lease obligation, net of current portion	1,598	5,529
Deferred connection fees, net of current portion (Note 19)	77,496	79,556
Deferred taxes (Note 23)	351,289	236,835
Retirement and post-retirement obligations	39,920	37,597
Property, plant and equipment contributions	88,380	86,072
Other long-term liabilities	127,839	111,503
Total long-term liabilities	7,417,312	8,111,075
Total liabilities	11,151,108	11,675,910
COMMITMENTS AND CONTINGENCIES (Note 29)
Redeemable noncontrolling interest (Note 26)	75,661	80,603
SHAREHOLDERS' EQUITY:
Common stock (2,096,975,792 shares with a par value of 0.1 rubles authorized and 2,066,413,562 shares issued as of December 31, 2012 and as of December 31, 2011, 777,396,505 of which are in the form of ADS as of December 31, 2012 and 2011) (Note 25)	50,814	50,814
Treasury stock (77,494,385 and 77,496,725 common shares at cost as of December 31, 2012 and 2011)	(992,141)	(992,141)
Additional paid-in capital	97,667	92,720
Accumulated other comprehensive loss	(929,764)	(963,992)
Retained earnings	5,418,897	5,294,651
Nonredeemable noncontrolling interest	107,606	88,571
Total shareholders' equity	3,753,079	3,570,623
Total liabilities and shareholders' equity	14,979,848	15,327,136
LICENSES
CURRENT ASSETS:
INTANGIBLE ASSETS	108,419	227,511
OTHER INTANGIBLE ASSETS
CURRENT ASSETS:
INTANGIBLE ASSETS	$ 1,242,122	$ 1,369,617

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 USD ($)	Dec. 31, 2011 RUB	Dec. 31, 2012 Related party USD ($)	Dec. 31, 2011 Related party USD ($)	Dec. 31, 2012 License costs USD ($)	Dec. 31, 2011 License costs USD ($)	Dec. 31, 2012 Prepayments to related parties USD ($)	Dec. 31, 2011 Prepayments to related parties USD ($)
Short-term investments, related party amounts	$ 132,829		$ 86,242		$ 3,312
Trade receivables, allowance for doubtful accounts	113,955		96,961
Prepaid expenses, related party	326,126		234,730		1,983	3,031
PROPERTY, PLANT AND EQUIPMENT, accumulated depreciation	7,996,845		7,023,556
PROPERTY, PLANT AND EQUIPMENT, advances given to related parties	33,701		28,889
Accumulated amortization							133,658	231,006
Advances to related parties									9,194	28,742
DEBT ISSUANCE COSTS, accumulated amortization	104,817		217,755
OTHER INVESTMENTS, related party	191,437		123,442		99,571	28,707
OTHER NON-CURRENT ASSETS, restricted cash	3,787		2,152
OTHER NON-CURRENT ASSETS, deferred tax assets	71,986		62,102
Debt, current portion, related party	$ 573,597		$ 283,025			$ 6,799
Common stock, shares authorized (in shares)	2,096,975,792	2,096,975,792	2,096,975,792	2,096,975,792
Common stock, par value (in rubles per share)		0.1		0.1
Common stock, shares issued (in shares)	2,066,413,562	2,066,413,562	2,066,413,562	2,066,413,562
Common stock, in the form of ADS (in shares)	777,396,505	777,396,505	777,396,505	777,396,505
Treasury stock, common shares at cost (in shares)	77,494,385	77,494,385	77,496,725	77,496,725

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET OPERATING REVENUES
Services revenue and connection fees (including related party amounts of $15,821, $13,481 and $52,257, respectively)	$ 11,507,150	$ 11,430,377	$ 10,586,068
Sales of handsets and accessories	928,505	888,311	707,168
Total net operating revenues	12,435,655	12,318,688	11,293,236
OPERATING EXPENSES
Cost of services, excluding depreciation and amortization shown separately below (including related party amounts of $22,260, $15,878 and $43,620, respectively)	2,722,111	2,633,434	2,260,888
Cost of handsets and accessories	807,793	902,692	727,682
General and administrative expenses (including related party amounts of $67,447, $62,717 and $83,305, respectively) (Note 27)	2,580,070	2,436,252	2,274,421
Provision for doubtful accounts	88,325	111,307	122,550
Impairment of goodwill (Note 2, 4)	108,544
Impairment of long-lived assets other than goodwill (Note 4, 5)	518,872	19,015	127,875
Sales and marketing expenses (including related party amounts of $62,419, $83,183 and $135,622, respectively)	711,703	878,222	850,584
Depreciation and amortization expense	2,274,870	2,335,204	2,000,496
Provision for claims in Uzbekistan (Note 4)	418,350
Other operating (income)/expense (including related party amounts of $(3,837), $538 and $9,796, respectively)	208,956	193,677	194,181
Net operating income	1,996,061	2,808,885	2,734,559
CURRENCY EXCHANGE AND TRANSACTION (GAIN)/LOSS	(102,786)	158,066	(20,238)
OTHER EXPENSES/(INCOME)
Interest income (including related party amounts of $5,545, $14,923 and $19,685)	(84,359)	(62,559)	(84,396)
Interest expense, net of capitalized interest (including related party amounts of $11,795, $423 and $608)	568,184	656,898	777,287
Equity in net income of associates (Note 14)	(27,929)	(49,443)	(70,649)
Other expenses, net	23,164	6,571	66,924
Total other expenses, net	479,060	551,467	689,166
Income before provision for income taxes	1,619,787	2,099,352	2,065,631
PROVISION FOR INCOME TAXES (Note 23)	581,327	531,620	517,188
NET INCOME	1,038,460	1,567,732	1,548,443
LESS NET INCOME ATTRIBUTABLE TO THE NONCONTROLLING INTEREST	31,176	123,788	167,812
NET INCOME ATTRIBUTABLE TO THE GROUP	1,007,284	1,443,944	1,380,631
OTHER COMPREHENSIVE INCOME/(LOSS), NET OF TAXES
Currency translation adjustment	33,929	(108,292)	(52,665)
Unrealized gain on derivatives (net of tax of $(2,053), $(1,841) and $(6,357))	8,212	7,364	25,428
Unrecognized actuarial (loss)/gain gains (net of tax of $1,223, $nil and $nil)	(4,891)	6,404	(7,151)
Other comprehensive income/(loss), net of taxes	37,250	(94,524)	(34,388)
TOTAL COMPREHENSIVE INCOME	1,075,710	1,473,208	1,514,055
LESS: TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO THE NONCONTROLLING INTEREST	34,794	153,250	156,959
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO THE GROUP	$ 1,040,916	$ 1,319,958	$ 1,357,096
Weighted average number of common shares outstanding - basic and diluted (in shares)	1,988,918,528	1,970,953,129	1,916,869,262
Earnings per share, basic and diluted (in dollars per share)	$ 0.51	$ 0.73	$ 0.72

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Services revenue and connection fees, related party	$ 15,821	$ 13,481	$ 52,257
Cost of services, excluding depreciation and amortization, related party	22,260	15,878	43,620
General and administrative expenses, related party	2,580,070	2,436,252	2,274,421
Sales and marketing expenses, related party	711,703	878,222	850,584
Other operating expenses, related party	208,956	193,677	194,181
Interest income, related party	84,359	62,559	84,396
Interest expense, capitalized interest, related party	568,184	656,898	777,287
Unrealized gain on derivatives, tax	(2,053)	(1,841)	(6,357)
Unrecognized actuarial (loss)/gain, tax	1,223
Related party
General and administrative expenses, related party	67,447	62,717	83,305
Sales and marketing expenses, related party	62,419	83,183	135,622
Other operating expenses, related party	(3,837)	538	9,796
Interest income, related party	5,545	14,923	19,685
Interest expense, capitalized interest, related party	$ 11,795	$ 423	$ 608

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total equity attributable to the Group	Common stock	Treasury stock	Additional paid-in capital	Accumulated other comprehensive (loss)	Retained earnings	Non-redeemable noncontrolling interest	Redeemable non-controlling interest
Balances at Dec. 31, 2009	$ 4,365,711	$ 3,344,672	$ 50,558	$ (1,054,926)		$ (748,422)	$ 5,097,462	$ 1,021,039	$ 82,261
Balances (in shares) at Dec. 31, 2009			1,993,326,138	(76,456,876)
Increase (Decrease) in Shareholders' Equity
Net income	1,541,845	1,380,631					1,380,631	161,214	6,598
Other comprehensive income/(loss), net of taxes	(35,328)	(23,535)				(23,535)		(11,793)	940
Dividends declared by MTS	(964,744)	(953,192)					(953,192)	(11,552)	(14,973)
Dividends Metro-Telecom	(11,115)	(11,115)					(11,115)
Gain on transfer of asset from Sistema	4,066	2,603					2,603	1,463
Accrued compensation costs	614	614					614
Change in fair value of noncontrolling interest of K-Telecom	(12,118)	(12,118)					(12,118)		12,118
Acquisition of Metro-Telecom	(11,070)	(11,070)					(11,070)
Acquisition of Sistema Telecom	(439,455)	(439,455)					(439,455)
Acquisition of Multiregion	24,244							24,244
Recognition of put option in Comstar-UTS	(11,636)	(11,636)					(11,636)
Increase in ownership in subsidiaries (Note 3)	(294,211)	(141,584)					(141,584)	(152,627)
Balances at Dec. 31, 2010	4,156,803	3,124,815	50,558	(1,054,926)		(771,957)	4,901,140	1,031,988	86,944
Balances (in shares) at Dec. 31, 2010			1,993,326,138	(76,456,876)
Increase (Decrease) in Shareholders' Equity
Net income	1,560,488	1,443,944					1,443,944	116,544	7,244
Other comprehensive income/(loss), net of taxes	(92,735)	(123,986)				(123,986)		31,251	(1,789)
Dividends declared by MTS	(1,026,747)	(1,026,747)					(1,026,747)
Dividends to noncontrolling interest	(203,273)							(203,273)	(5,741)
Change in fair value of noncontrolling interest of K-Telecom	6,055	6,055					6,055		(6,055)
Acquisition of own stock	(70)	(70)		(70)
Acquisition of own stock (in shares)				(8,000)
Exercise of put option in Comstar-UTS	11,636	11,636					11,636
Comstar-UTS merger (Note 3)	10,947	404,764	256	62,855	366,298	(24,645)		(393,817)
Comstar-UTS merger (Note 3) (in shares)			73,087,424	(1,031,849)
Acquisition of noncontrolling interest in Comstar-UTS	(165,477)	(46,137)				(4,760)	(41,377)	(119,340)
Acquisition of noncontrolling interest in MGTS (Note 3)	(667,814)	(311,484)			(272,840)	(38,644)		(356,330)
Increase in ownership in subsidiaries (Note 3)	(19,190)	(738)			(738)			(18,452)
Balances at Dec. 31, 2011	3,570,623	3,482,052	50,814	(992,141)	92,720	(963,992)	5,294,651	88,571	80,603
Balances (in shares) at Dec. 31, 2011			2,066,413,562	(77,496,725)
Increase (Decrease) in Shareholders' Equity
Net income	1,029,575	1,007,284					1,007,284	22,291	8,885
Other comprehensive income/(loss), net of taxes	40,365	33,632				33,632		6,733	(3,115)
Dividends declared by MTS	(881,945)	(881,945)					(881,945)
Dividends to noncontrolling interest									(11,805)
Change in fair value of noncontrolling interest of K-Telecom	(1,093)	(1,093)					(1,093)		1,093
Sale of own stock	0	0		0			0
Sale of own stock (in shares)				2,340
Repurchase of own shares by MGTS (Note 25)	(8,190)	1,799			1,203	596		(9,989)
Deconsolidation of Stream (Note 3)	3,744	3,744			3,744
Balances at Dec. 31, 2012	$ 3,753,079	$ 3,645,473	$ 50,814	$ (992,141)	$ 97,667	$ (929,764)	$ 5,418,897	$ 107,606	$ 75,661
Balances (in shares) at Dec. 31, 2012			2,066,413,562	(77,494,385)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,038,460	$ 1,567,732	$ 1,548,443
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,274,870	2,335,204	2,000,496
Currency exchange and transaction (gain)/loss	(102,786)	130,467	(98,706)
Impairment of goodwill and long-lived assets	627,416	19,015	127,875
Debt issuance cost amortization	30,380	28,502	89,244
Amortization of deferred connection fees	(73,568)	(96,676)	(95,706)
Equity in net income of associates	(27,929)	(49,443)	(70,649)
Provision for doubtful accounts	88,325	111,307	122,550
Inventory obsolescence expense	25,970	30,160	27,825
Deferred tax loss/(benefit)	58,208	11,548	(45,448)
Other non-cash items	(1,989)	(9,304)	59,555
Changes in operating assets and liabilities:
Increase in trade receivables	(273,879)	(212,222)	(301,764)
Increase in inventory	(1,485)	(15,356)	(105,859)
(Increase)/decrease in prepaid expenses and other current assets	(25,426)	(37,715)	141,976
Decrease/(increase) in VAT receivable	21,556	(38,087)	(53,265)
Increase in trade payables, accrued liabilities and other current liabilities	269,710	31,545	222,630
Increase in liability for claims in Uzbekistan	264,429
Dividends received	44,351	42,328	47,973
Net cash provided by operating activities	4,236,613	3,849,005	3,617,170
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of subsidiaries, net of cash acquired	(60,933)	(219,474)	(195,106)
Purchases of property, plant and equipment	(2,642,796)	(2,239,787)	(1,914,331)
Purchases of intangible assets	(259,972)	(344,679)	(732,786)
Proceeds from sale of property, plant and equipment and assets held for sale	12,698	22,554	6,790
Purchases of short-term investments	(1,098,833)	(522,969)	(672,286)
Proceeds from sale of short-term investments	993,103	787,957	577,623
Purchase of other investments	(66,086)	(51,694)	(109,448)
Proceeds from sale of shares in Svyazinvest			843,158
Proceeds from sales of other investments	64,371	7,485	15,989
Investments in and advances to/from associates, net		3,000	(2,900)
(Increase)/decrease in restricted cash	(1,761)	2,568	1,670
Net cash used in investing activities	(3,060,209)	(2,555,039)	(2,181,627)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash payments for the acquisitions of subsidiaries from entities under common control and non-controlling interests	(8,190)	(864,081)	(739,756)
Contingent consideration paid on acquisition of subsidiaries	(654)	(13,532)
Proceeds from issuance of notes		228,333	1,560,028
Repayment of notes	(800,784)	(49,409)	(862,403)
Repurchase of common stock		(67)
Proceeds from issuance of common stock		13,442
Proceeds from sale of treasury stock	19
Notes and debt issuance cost		(70,774)	(65,697)
Capital lease obligation principal paid	(6,839)	(9,348)	(12,841)
Dividends paid	(922,935)	(1,239,828)	(975,822)
Cash deconsolidated on the loss of control over Stream	(7,220)
Proceeds from loans	580,015	2,043,521	2,839,644
Loan principal paid	(1,241,033)	(308,565)	(4,779,595)
Net cash used in financing activities	(2,407,621)	(270,308)	(3,036,442)
Effect of exchange rate changes on cash and cash equivalents	105,194	(100,526)	(417)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(1,126,023)	923,132	(1,601,316)
CASH AND CASH EQUIVALENTS, beginning of the year	1,850,826	927,694	2,529,010
CASH AND CASH EQUIVALENTS, end of the year	724,803	1,850,826	927,694
SUPPLEMENTAL INFORMATION:
Income taxes paid	548,361	511,961	400,116
Interest paid	614,401	633,116	671,354
Non-cash investing and financing activities:
Contributed property, plant and equipment	1,067	6,110	2,814
Amounts owed for capital expenditures	115,315	229,064	180,528
Payable related to business acquisitions	$ 9,105	$ 6,857	$ 23,281

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2012
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

        Business of the Group—Open Joint-Stock Company Mobile TeleSystems ("MTS OJSC", or "the Company") was incorporated on March 1, 2000, through the merger of MTS CJSC and Rosico TC CJSC, its wholly-owned subsidiary. MTS CJSC started its operations in the Moscow license area in 1994 and then began expanding through Russia and the CIS.

        In these notes, "MTS" or the "Group" refers to Mobile TeleSystems OJSC and its subsidiaries.

        The Group provides a wide range of telecommunications services, including voice and data transmission, internet access, pay TV, various value added services through wireless and fixed lines, as well as selling equipment and accessories. The Group's principal operations are located in Russia, Ukraine, Uzbekistan, Turkmenistan and Armenia.

        MTS completed its initial public offering in 2000 and listed its shares of common stock, represented by American Depositary Shares, or ADSs, on the New York Stock Exchange under the symbol "MBT". Since 2003 common shares of MTS OJSC have been traded on the Open Joint Stock Company "MICEX-RTS" ("MICEX-RTS").

        Since 2009, the Group is developing its own retail network, operated by Russian Telephone Company CJSC ("RTC"), a wholly owned subsidiary of MTS OJSC.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS

        Accounting principles—The Group's entities maintain accounting books and records in local currencies of their domicile in accordance with the requirements of respective accounting and tax legislation. The accompanying consolidated financial statements have been prepared in order to present MTS' financial position and its results of operations and cash flows in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and are expressed in terms of U.S. Dollars.

        The accompanying consolidated financial statements differ from the financial statements used for statutory purposes in that they reflect certain adjustments, not recorded on the entities' books, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. The principal adjustments are related to revenue recognition, foreign currency translation, deferred taxation, consolidation, acquisition accounting, depreciation and valuation of property, plant and equipment, intangible assets and investments.

        Basis of consolidation—Wholly-owned and majority-owned subsidiaries where the Group has operating and financial control are consolidated. All intercompany accounts and transactions are eliminated upon consolidation. Those ventures where the Group exercises significant influence but does not have operating and financial control are accounted for using the equity method. Investments in which the Group does not have the ability to exercise significant influence over operating and financial policies are accounted for under the cost method and included in other investments in the consolidated statements of financial position. The Group's share in the net income of unconsolidated associates is included in other income in the accompanying consolidated statements of operations and comprehensive income and disclosed in Note 14. Results of operations of subsidiaries acquired are included in the consolidated statements of operations and comprehensive income from the date of their acquisition.

        For entities where (1) the total equity investment at risk is sufficient to enable the entity to finance its activities without additional support and (2) the equity holders bear the economic residual risks and returns of the entity and have the power to direct the activities of the entity that most significantly affect its economic performance, the Group consolidates those entities it controls either through a majority voting interest or otherwise. For entities that do not meet these criteria, commonly known as variable interest entities ("VIEs"), the Group consolidates those entities where the Group has the power to make the decisions that most significantly affect the economic performance of the VIE and has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

        As of December 31, 2012 and 2011, the Company had investments in the following significant legal entities:

		December 31,
	Accounting method
		2012	2011
Barash Communications Technologies, Inc. ("BCTI")	Consolidated	100.0%	100.0%
Comstar-Regions	Consolidated	100.0%	100.0%
MTS Bermuda(1)	Consolidated	100.0%	100.0%
MTS Finance(2)	Consolidated	100.0%	100.0%
MTS Ukraine	Consolidated	100.0%	100.0%
RTC	Consolidated	100.0%	100.0%
Sibintertelecom	Consolidated	100.0%	100.0%
TVT	Consolidated	100.0%	100.0%
Infocentr	Consolidated	100.0%	100.0%
Inteleca Group	Consolidated	100.0%	100.0%
Altair	Consolidated	100.0%	100.0%
Sistema Telecom	Consolidated	100.0%	100.0%
Uzdunrobita	Consolidated	100.0%	100.0%
Tascom	Consolidated	100.0%	—
Elf Group	Consolidated	100.0%	—
Intercom	Consolidated	100.0%	—
Zheleznogorsk City Telephone Communications ("ZhelGorTeleCom")	Consolidated	100.0%	—
Pilot	Consolidated	100.0%	—
TVKiK	Consolidated	100.0%	—
Metro-Telecom	Consolidated	95.0%	95.0%
Moscow City Telephone Network ("MGTS")	Consolidated	94.6%	94.1%
K-Telecom	Consolidated	80.0%	80.0%
MTS International Funding Limited ("MTS International")	Consolidated	VIE	VIE
Intellect Telecom	Equity	47.0%	47.0%
Stream	Equity	45.0%	100.0%
MTS Belarus	Equity	49.0%	49.0%
(1)
A wholly-owned subsidiary established to repurchase the Company's ADSs.

(2)
Represents beneficial ownership.

        The Group consolidates MTS International, a private company organized and existing as a private limited company under the laws of Ireland, which qualified as a variable interest entity under Financial Accounting Standards Board Accounting Standards Codification ("ASC") 810, Consolidation. The Group is the primary beneficiary of MTS International. MTS International was established for the purpose of raising capital through the issuance of debt securities on the Irish Stock Exchange followed by transferring the proceeds through a loan facility to the Group. In 2010, MTS International issued $750.0 million 8.625% notes due in 2020 (Note 17). The notes are guaranteed by MTS OJSC in the event of default. While the Group does not hold any equity in MTS International, it has concluded that it is the primary beneficiary by virtue of the fact that it has the power to direct the activities of MTS International that most significantly impact its performance and by virtue of the guarantee has the obligation to absorb losses of MTS International that could potentially be significant to MTS International.

        The table below summarizes the assets and liabilities of MTS International as of December 31, 2012 and 2011:

	December 31,
	2012	2011
Cash and cash equivalents	$28	$35
Intercompany Receivable from OJSC MTS(1)	751,617	751,617

Total assets:	$751,645	$751,652

Interest payable(2)	$1,617	$1,617
Notes payable due 2020(3)	750,000	750,000
Other payables	26	14

Total liabilities:	$751,643	$751,631

(1)
Eliminated in the Group consolidated statements of financial position

(2)
Relates to MTS International Notes due 2020, included in Accrued liabilities in the Group consolidated statements of financial position

(3)
Included in Notes payable, net of current portion, in the Group consolidated statements of financial position (Note 17)

        The MTS International Notes due 2020 and related interest payable are fully covered by intercompany receivables from OJSC MTS. MTS International does not perform any other activities except those required for notes servicing. The Group bears all costs incurred by MTS International incurs in connection with the notes maintenance activities. Such costs for the years ended December 31, 2012 and 2011 amounted to $64.7 million and $66.4 million, respectively, and were included in interest expense reported by the Group.

        Functional currency translation methodology—As of December 31, 2012, the functional currencies of Group entities were as follows:

  •
  For entities incorporated in the Russian Federation, MTS Bermuda, MTS Finance and MTS International—the Russian ruble ("RUB");

  •
  For MTS Ukraine—the Ukrainian hryvnia;

  •
  For the Turkmen branch of BCTI—the Turkmenian manat;
  •
  For K-Telecom—the Armenian dram;

  •
  For MTS Belarus—U.S. Dollar ("USD");

  •
  For Uzdunrobita and other entities—the U.S. Dollar.

        Until October 1, 2011, the functional currency of MTS Belarus, the Group's equity investee, was the local currency. However, the three-year cumulative inflation rate for Belarus exceeded 100 percent as of September 30, 2011, thereby meeting the quantitative requirement under U.S. GAAP for its economy to be considered highly inflationary. The Group reevaluated the functional currency criteria under ASC 830 Foreign Currency Matters, and determined that, starting October 1, 2011, the functional currency of MTS Belarus was the U.S. Dollar. The impact of the change in functional currency of MTS Belarus on the Group's consolidated financial statements was an increase in the carrying value of investments and advances in associates by $88.8 million as of October 1, 2011.

        The Group's reporting currency is U.S. Dollar. Remeasurement of the financial statements into functional currencies, where applicable, and translation of financial statements into U.S. Dollars has been performed as follows:

        For entities whose records are not maintained in their functional currencies, monetary assets and liabilities have been remeasured at the period-end exchange rates. Non-monetary assets and liabilities have been remeasured at historical rates. Revenues, expenses and cash flows have been remeasured at average rates. Remeasurement differences resulting from the use of these rates have been accounted for as currency exchange and transaction gains and losses in the accompanying consolidated statements of operations and comprehensive income.

        For entities whose records are maintained in their functional currency, which is other than the reporting currency, all year-end assets and liabilities have been translated into U.S. Dollars at the period-end exchange rate. Revenues and expenses have been translated at the average exchange rate for the period. Translation differences resulting from the use of these rates are reported as a component of other comprehensive income.

        Management estimates—The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Significant estimates include the allowance for doubtful accounts and inventory obsolescence, valuation allowance for deferred tax assets for which it is more likely than not the assets will not be realized, the valuation of assets acquired and liabilities assumed in business combinations and income tax benefits, the recoverability of investments and the valuation of goodwill, intangible assets, other long-lived assets, certain accrued liabilities and financial instruments.

        Cash and cash equivalents—Cash and cash equivalents represent cash on hand and in bank accounts and short-term investments, including term deposits, having original maturities of less than three months.

        Short-term investments and loans—Short-term investments generally represent investments in promissory notes, loans and time deposits which have original maturities in excess of three months and are repayable in less than twelve months. These investments are being accounted for at amortized cost.

        Other investments and loans—Long-term financial instruments consist primarily of investments and loans. Since quoted market prices are not readily available for all of its long-term financial instruments held by the Group, estimates of fair value are computed incorporating various unobservable market inputs.

        Property, plant and equipment—Property, plant and equipment, including improvements are stated at cost. Property, plant and equipment with a useful life of more than one year is capitalized at historical cost and depreciated on a straight-line basis over its expected useful life. Construction in progress and equipment held for installation is not depreciated until the constructed or installed asset is ready for its intended use. Maintenance and repair costs are expensed as incurred, while upgrades and improvements are capitalized.

        Other intangible assets—Other intangible assets primarily consists of billing, telecommunication, accounting and office software as well as numbering capacity and customer base. These assets are assets with finite useful lives. They are recognized at cost and amortized on a straight-line basis over their estimated useful lives.

        Accounts receivable—Accounts receivable are stated net of allowance for doubtful accounts. Concentrations of credit risk with respect to trade receivables are limited due to a highly diversified customer base, which includes a large number of individuals, private businesses and state-financed institutions.

        Provision for doubtful accounts—The Group provides an allowance for doubtful accounts based on management's periodic review for recoverability of trade receivables, advances given, loans and other receivables. Such allowance reflects specific cases, collection trends or estimates based on evidence of collectability. For changes in the provision for doubtful accounts receivable see Note 8.

        Inventory and spare parts—Inventory is stated at the lower of cost or market value. Inventory cost is determined using the weighted average cost method. Handsets and accessories held for sale are expensed when sold. The Group periodically assesses its inventories for obsolete and slow-moving stock.

        Value-added tax ("VAT")—Value-added tax related to sales is payable to the tax authorities on an accrual basis based upon invoices issued to the customer. VAT incurred for purchases may be reclaimed from the state, subject to certain restrictions, against VAT related to sales.

        Asset retirement obligations—The Group calculates asset retirement obligations and an associated asset retirement cost when the Group has a legal or constructive obligation in connection with the retirement of tangible long-lived assets. The Group's obligations relate primarily to the cost of removing its equipment from sites. The Group recorded the present value of asset retirement obligations as other long-term liabilities in the consolidated statement of financial position.

        License costs—License costs are being amortized during the initial license period without consideration of possible future renewals, subject to periodic review for impairment, on a straight-line basis over the period of validity, which varies from three to fifteen years.

        Goodwill—For acquisitions before January 1, 2009 goodwill represents an excess of the consideration paid over the fair market value of net identifiable assets acquired in purchase business combinations and is not amortized. For the acquisitions after January 1, 2009 goodwill is determined as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. Goodwill is reviewed for impairment at least annually or whenever it is determined that one or more impairment indicators exist. The Group determines whether impairment has occurred by assigning goodwill to the reporting unit or segment identified in accordance with the authoritative guidance on intangible assets, and comparing the carrying amount of the reporting unit to the fair value of the reporting unit. If an impairment of goodwill has occurred, the Group recognizes a loss for the difference between the carrying amount and the implied fair value of goodwill. During the year ended December 31, 2012 the Group recognized goodwill impairment in amount of $108.5 million related to Uzdunrobita litigation (Note 4).

        Impairment of long-lived assets—The Group periodically evaluates the recoverability of the carrying amount of its long-lived assets. Whenever events or changes in circumstances indicate that the carrying amounts of those assets may not be recoverable, the Group compares undiscounted net cash flows estimated to be generated by those assets to the carrying amount of those assets. When the undiscounted cash flows are less than the carrying amounts of the assets, the Group records impairment losses to write the asset down to fair value, measured by the estimated discounted net future cash flows expected to be generated from the use of the assets. Impairment of property, plant and equipment and intangible assets (excluding goodwill noted above) amounted to $518.9 million, $19.0 million and $127.9 million for the years ended December 31, 2012, 2011 and 2010, respectively. Impairment losses in the amount of $502.3 million for the year ended December 31, 2012 and $119.6 million for the year ended December 31, 2010 were recognized by the Group subsidiaries in Uzbekistan and Turkmenistan as a result of the events described in Note 4 and Note 5, respectively. Impairment losses in the amount of $15.5 million and $1.1 million for the year ended December 31, 2012, $16.2 million and $2.7 million for the year ended December 31, 2011, and $4.6 million and $3.6 million for the year ended December 31, 2010 were recognized by the "Russia" and "Ukraine" segments, respectively.

        Subscriber prepayments—The Group requires the majority of its customers to pay in advance for telecommunications services. All amounts received in advance of services provided are recorded as a subscriber prepayment liability and are not recorded as revenues until the related services have been provided to the subscriber.

        Treasury stock—Shares of common stock repurchased by the Group are recorded at cost as treasury stock and reduce the shareholders' equity in the Group's consolidated financial statements.

        Revenue recognition—Revenue includes all revenues from the ordinary business activities of the Group. Revenues are recorded net of value-added tax. They are recognized in the accounting period in which they are earned in accordance with the realization principle.

        Revenues derived from wireless, local telephone, long distance, data and video services are recognized when services are provided. This is based upon either usage (minutes of traffic processed, volume of data transmitted) or period of time (monthly subscription fees).

        The content revenue is presented net of related costs when the Group acts as an agent of the content providers while the gross revenue and related costs are recorded when the Group is a primary obligor in the arrangement.

        Upfront fees received for connection of new subscribers, installation and activation of wireless, wireline and data transmission services ("connection fees") are deferred and recognized over the estimated average subscriber life, as follows:

Mobile subscribers	7 months - 5 years
Residential wireline voice phone subscribers	15 years
Residential subscribers of broadband internet service	1 year
Other fixed line subscribers	3 - 5 years

        The Group calculates an average life of mobile subscribers for each region in which it operates and amortizes connection fees based on average life specific to that region.

        Customer incentives—Incentives provided to customers are usually offered on signing a new contract or as part of a promotional offering. Incentives, representing the reduction of the selling price of the service (free minutes and discounts) are recorded in the period to which they relate, when the respective revenue is recognized, as a reduction to both trade receivables and service revenue.

        Prepaid cards—The Group sells prepaid cards to subscribers, separately from the handset. Prepaid cards, used as a method of cash collection, are accounted for as customer advances. These cards allow subscribers to make a predetermined allotment of wireless phone calls and/or take advantage of other services offered by the Group, such as short messages and value-added services. Revenue from the sale of prepaid cards is deferred until the service is rendered to the customer uses the airtime or the card expires.

        Roaming discounts—The Group enters into roaming discount agreements with a number of wireless operators. According to the terms of the agreements the Group is obliged to provide and entitled to receive a discount that is generally dependent on the volume of inter operator roaming traffic. The Group accounts for rebates received from and granted to roaming partners in accordance with the authoritative guidance on customer payments and incentives. The Group uses various estimates and assumptions, based on historical data and adjusted for known changes, to determine the amount of discount to be received or granted. Such estimates are adjusted monthly to reflect newly-available information. The Group accounts for discounts received as a reduction of roaming expenses and rebates granted as reduction of roaming revenue. The Group considers terms of the various roaming discount agreements in order to determine the appropriate presentation of the amounts receivable from and payable to its roaming partners in its consolidated statement of financial position.

        Sales and marketing expenses—Sales and marketing expenses consist primarily of dealers' commissions and advertising costs. Dealers' commissions are linked to revenues received during the six-month period from the date a new subscriber is activated by a dealer. The Group expenses these costs as incurred. Advertising costs for the years ended December 31, 2012, 2011 and 2010, were $257.7 million, $305.2 million and $319.7 million, respectively.

        Retirement benefit and social security costs—The Group contributes to the local state pension and social funds, on behalf of all its employees.

        In Russia all social contributions paid during the year ended December 31, 2012 are represented by payments to governmental social funds, including the Pension Fund of the Russian Federation, the Social Security Fund of the Russian Federation and the Medical Insurance Fund of the Russian Federation.

        Direct contributions to those funds replaced payments of unified social tax which was abolished effective January 1, 2010. The contributions are expensed as incurred. The amount of social contributions recognized by the Group in Russia amounted to $210.0 million, $200.0 million and $127.6 million in 2012, 2011 and 2010, respectively.

        MGTS, a subsidiary of the Group, has historically offered its employees certain benefits upon and after retirement. The cost of such benefits includes interest costs, current service costs, amortization of prior service costs and net actuarial loss/gain. The expense is recognized during an employee's years of active service with MGTS. The recognition of expense for retirement pension plans is impacted by estimates made by management such as discount rates used to value certain liabilities, expected return on assets, future rates of compensation increase and other related assumptions. The Group accounts for pension plans in accordance with the requirements of the Financial Accounting Standards Board ("FASB") authoritative guidance on retirement benefits.

        In Ukraine, Uzbekistan, Turkmenistan and Armenia the subsidiaries of the Group are required to contribute a specified percentage of each employee payroll up to a fixed limit to the local pension fund, unemployment and social security funds. Payments to the pension fund in Ukraine amounted to $80.3 million, $62.1 million and $70.5 million for the years ended December 31, 2012, 2011 and 2010, respectively. Amounts contributed to the pension funds in Uzbekistan, Turkmenistan and Armenia were not significant.

        Financial instruments and hedging activities—From time to time, to optimize the structure of business acquisitions and to defer payment of the purchase price, the Group enters into put and call option agreements to acquire the remaining noncontrolling stakes in newly acquired subsidiaries. As these put and call option agreements are not freestanding, the underlying shares of such put and call options are classified as redeemable securities and are accounted for at redemption value which is the fair value of redeemable noncontrolling interests as of the reporting date. The fair value of redeemable noncontrolling interests is measured using the discounted future cash flows techniques, subject to applicable caps. The noncontrolling interest is measured at fair value using the discounted cash flow technique utilizing significant unobservable inputs ("Level 3" significant unobservable inputs of the hierarchy established by the U.S. GAAP guidance). Changes in the redemption value of redeemable noncontrolling interests are accounted for in the Group's retained earnings. Redeemable noncontrolling interests are presented as temporary equity in the consolidated statement of financial position.

        The Group uses derivative instruments, including interest rate and foreign currency swaps, to manage foreign currency and interest rate risk exposures. The Group measures derivatives at fair value and recognizes them as either other current or other non-current assets or liabilities in the consolidated statement of financial position. The Group reviews its fair value hierarchy classifications on a quarterly basis. Changes in significant observable valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. During the years ended December 31, 2012, 2011 and 2010, no reclassifications occurred. The fair value measurement of the Group's derivative instruments is based on the observable yield curves for similar instruments ("Level 2" of the hierarchy established by the U.S. GAAP guidance).

        The Group designates derivatives as either fair value hedges or cash flow hedges in case the required criteria are met. Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in the consolidated statement of operations together with any changes in the fair value of the hedged asset or liability that is attributed to the hedged risk.

        The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges are recognized in accumulated other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statement of operations. For derivatives that do not meet the conditions for hedge accounting, gains and losses from changes in the fair value are included in the consolidated statement of operations (Note 20).

        Assets and liabilities related to multiple derivative contracts with one counterparty are not offset by the Group.

        The Group does not use financial instruments for trading or speculative purposes.

        Fair value of financial instruments—The fair market value of financial instruments, consisting of cash and cash equivalents, short-term investments, receivables and payables, which are included in current assets and liabilities, approximates the carrying value of these items due to the short term nature of these amounts. The fair value of issued notes as of December 31, 2012, is disclosed in Note 17 and is based on quoted prices in active markets.

        Based on current market interest rates available to the Group for long-term borrowings with similar terms and maturities, the Group believes the fair value of other fixed rate debt including capital lease obligations and the fair value of variable rate debt approximated its carrying value as of December 31, 2012.

        Fair value of financial and non-financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:

        Level 1—Quoted prices in active markets for identical assets or liabilities;

        Level 2—Observable inputs other than quoted prices in active markets for identical assets and liabilities;

        Level 3—No observable pricing inputs in the market.

        Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.

        Stock-based compensation—The Group accounts for stock-based compensation under the authoritative guidance on share based compensation. Under the provisions of this guidance companies must calculate and record the cost of equity instruments, such as stock options awarded to employees for services received, in the statements of operation. The cost of the equity instruments is to be measured based on the fair value of the instruments on the date they are granted (with certain exceptions) and recognized over the period during which the employees are required to provide services in exchange for equity instruments. Compensation cost related to phantom stock options granted to our employees recognized in the Group's consolidated statement of operations for the years ended December 31, 2012, 2011 and 2010, amounted to $46.5 million, $16.0 million and $7.8 million, respectively.

        New and recently adopted accounting pronouncements—In June 2011, the FASB amended its guidance on the presentation of comprehensive income. Under the amended guidance, an entity has the option to present comprehensive income in either one continuous statement or two consecutive financial statements. A single statement must present the components of net income and total net income, the components of other comprehensive income and total other comprehensive income, and a total for comprehensive income. In a two-statement approach, an entity must present the components of net income and total net income in the first statement. That statement must be immediately followed by a financial statement that presents the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income. The option under the current guidance that permits the presentation of components of other comprehensive income as part of the statement of changes in stockholders' equity has been eliminated. Furthermore, the guidance requires items reclassified from other comprehensive income to net income to be disclosed in both net income and other comprehensive income. The guidance is to be applied on a retrospective basis for all annual and interim periods beginning on or after December 15, 2011. As a result of adoption of amendments to the guidance the Group presented components of other comprehensive income as part of the single continuous statement of operations and comprehensive income.

        In September 2011, the FASB updated the authoritative guidance on testing goodwill for impairment. The update gives entities carrying out goodwill impairment test an option of performing qualitative assessment before calculating the fair value of a reporting unit. If an entity determines, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The guidance became effective for the Group on January 1, 2012 and was applied on a prospective basis. The adoption of this guidance did not have any significant impact on the Group's consolidated financial statements.

        In December 2011, the FASB issued guidance enhancing disclosure requirements surrounding the nature of an entity's right to offset and related arrangements associated with its financial instruments and derivative instruments. This new guidance requires companies to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to master netting arrangements. This new guidance is effective beginning on or after January 1, 2013. As this guidance only requires expanded disclosures, its adoption will not have an impact on the Group's consolidated financial position or results of operations.

        In July 2012, the FASB updated the authoritative guidance on testing indefinite-lived intangible assets for impairment. The update permits the entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test. The guidance is effective for all entities for annual and interim goodwill impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of this guidance is not expected to have a significant impact on the Group's consolidated financial statements.

BUSINESS ACQUISITIONS AND DISPOSALS	12 Months Ended
Dec. 31, 2012
BUSINESS ACQUISITIONS AND DISPOSALS
BUSINESS ACQUISITIONS AND DISPOSALS

3. BUSINESS ACQUISITIONS AND DISPOSALS

  Acquisitions and disposals in 2012

        Acquisitions of controlling interests in regional fixed line operators—In 2012, as part of its program of regional expansion, the Group acquired controlling interests in a number of fixed line operators in certain regions of Russia. The purchase price for these acquisitions was paid in cash. The acquisitions were accounted for using the acquisition method of accounting.

        The following table summarizes the purchase price allocation for regional fixed line operators acquired during the year ended December 31, 2012:

	Elf Group	Intercom	ZhelGorTeleCom	Pilot & TVKiK	Total
Month of acquisition	August	August	October	October
Region of operations	Central region	Volga region	Central region	Central region
Ownership interest acquired	100%	100%	100%	100%
Current assets	$180	$278	$135	$109	$702
Property, plant and equipment	1,530	361	108	663	2,662
Goodwill	5,407	1,950	3,698	1,746	12,801
Customer base	1,401	901	1,748	692	4,742
Current liabilities	(1,368)	(469)	(411)	(188)	(2,436)
Non-current liabilities	(280)	(180)	(355)	(138)	(953)
Fair value of contingent consideration	(878)	(316)	(162)	—	(1,356)

Consideration paid	$5,992	$2,525	$4,761	$2,884	$16,162

        The Group's consolidated financial statements reflect the allocation of the purchase price based on a fair value assessment of the assets acquired and liabilities assumed.

        Customer base intangibles recognized as a result of the acquisitions are being amortized over a period ranging from 7 to 9 years depending on the type of subscribers.

        The recognition of goodwill in the amount of $12.8 million from the acquisitions is due to the economic potential of the markets in which the acquired companies operate and synergies arising from the acquisitions. Goodwill is attributable to the "Russia" segment.

        Tascom—In May 2012, the Group acquired a 100% stake in Tascom CJSC ("Tascom"), a market leader in providing telecommunication services to corporate clients in Moscow and the Moscow region, for $45.3 million. The seller has indemnified the Group against all losses which arise in connection with liability for taxation matters relating to the pre-acquisition period. As of the acquisition date the Group recorded a provision for tax liabilities and a related indemnification asset in the amount of $7.4 million relating to this warranty.

        The Group also should pay to the seller any amount received for the services rendered by Tascom prior to the acquisition date, capped at RUB 400 million ($12.6 million as of May 28, 2012)—this contingent consideration arrangement was recorded at fair value which was determined based on unobservable inputs ("Level 3" of the hierarchy established by the U.S. GAAP guidance). The fair value was measured as the best estimate of all possible outcomes. During 2012 the Group paid $2.7 million of this contingent consideration to the seller. The remaining amount of $2.7 million is expected to be paid in 2013.

        The acquisition was accounted for using the acquisition method of accounting. The summary of the purchase price allocation for the acquisition was as follows:

Current assets	$15,435
Property, plant and equipment	18,452
Goodwill	34,089
Customer base	5,293
Other non-current assets	6,383
Current liabilities	(25,659)
Non-current liabilities	(3,363)
Fair value of contingent consideration	(5,365)

Consideration paid	$45,265

        The excess of the consideration paid over the value of net assets acquired in the amount of $34.1 million was allocated to goodwill which was attributable to the "Russia" segment and is not deductible for income tax purposes. Goodwill is mainly attributable to the expected synergies from increase of market share and reduction of capital expenditures to be made by the Group to construct optical fiber network.

        Deconsolidation of Stream—In May 2012, MTS and Sistema have signed a shareholders agreement with respect to the management of Stream LLC ("Stream"), which owns and manages Stream.ru. In addition Sistema contributed RUB 496.1 million ($15.8 million as of May 24, 2012) into Stream's charter capital and owned a 55% stake in Stream, thereby reducing MTS's direct ownership in Stream from 100% to 45%. After a loss of control over the subsidiary, the Group deconsolidated Stream and accounted for its interest using the equity method. The disposal was accounted for as transaction under common control directly in equity.

        Pro forma results of operations (unaudited)—The following unaudited pro forma financial data for the years ended December 31, 2012 and 2011, give effect to the 2012 acquisitions of Elf Group, Intercom, ZhelGorTeleCom, Pilot, TVKiK and Tascom as though these business combinations had been completed at the beginning of 2011.

	2012	2011
Pro forma:
Net revenues	$12,455,846	$12,357,783
Net income	1,011,836	1,455,503

        The pro forma information is based on various assumptions and estimates. The pro forma information is neither necessarily indicative of the operating results that would have occurred if the Group acquisitions had been consummated as of January 1, 2011, nor is it necessarily indicative of future operating results. The pro forma information does not give effect to any potential revenue enhancements or cost synergies or other operating efficiencies that could result from the acquisitions. The actual results of operations of these companies are included into the consolidated financial statements of the Group only from the respective dates of acquisition.

        The following amounts of revenue and earnings of companies acquired in 2012 since the acquisition date are included into the consolidated statement of operations and comprehensive income for the year ended December 31, 2012:

2012
Net revenues	$26,289
Net income	5,006

  Acquisitions in 2011

        Increase of stake in MGTS—In December 2011, the Group acquired 29% of the ordinary shares of MGTS from Sistema through acquisition of Sistema-Invenchur for RUB 10.56 billion ($336.3 million as of December 1, 2011). In addition the Group assumed debt in the amount of RUB 10.41 billion ($331.5 million as of December 1, 2011) due and payable by the end of 2011. MGTS is Moscow's incumbent fixed line operator that initially joined to the Group as a result of Comstar acquisition. Upon completion of the transaction the Group's ownership stake in MGTS increased to 99.01% of ordinary shares and 69.7% of preferred shares, which overall totals 94.1% of MGTS charter capital. The transaction was accounted for directly in equity.

        Acquisitions of controlling interests in regional fixed line operators—In 2011 as part of its program of regional expansion, the Group acquired controlling interests in a number of fixed line operators in certain regions of Russia. The purchase price for these acquisitions was paid in cash. The acquisitions were accounted for using the acquisition method of accounting.

        The following table summarizes the purchase price allocation for regional fixed line operators acquired during the year ended December 31, 2011:

	Inteleca Group	Infocentr	Altair	TVT	Total
Month of acquisition	April	April	August	October
Region of operations	Sibir region	Ural region	Central region	Volga region
Ownership interest acquired	100%	100%	100%	100%
Current assets	$853	$2,840	$3,172	$7,623	$14,488
Property, plant and equipment	10,812	2,585	3,739	68,789	85,925
Goodwill	10,662	14,711	12,726	111,967	150,066
Customer base	2,217	4,820	13,025	7,330	27,392
Other non-current assets	22	17	1,618	1,889	3,546
Current liabilities	(4,491)	(8,547)	(5,542)	(25,510)	(44,090)
Non-current liabilities	(875)	(989)	(3,148)	(9,545)	(14,557)

Consideration paid	$19,200	$15,437	$25,590	$162,543	$222,770

        The Group's consolidated financial statements reflect the allocation of the purchase price based on a fair value assessment of the assets acquired and liabilities assumed.

        Customer base recognized as a result of the acquisitions is amortized over a period ranging from 8 to 14 years depending on the type of subscribers.

        The recognition of goodwill in the amount of $150.1 million is due to the economic potential of the markets in which the acquired companies operate and synergies arising from the acquisitions. Goodwill is attributable to the "Russia" segment.

        The Group finalized the purchase price allocation of TVT in 2012. The consolidated statement of financial position was retroactively adjusted as if the purchase price allocation had been finalized at the acquisition date. The completion of the valuation of individual assets of the company resulted in the following adjustments:

	Amounts Recognized as of Acquisition Date	Measurement Period Adjustments	Amounts Recognized as of Acquisition Date (as Adjusted)
Current assets	$7,623	$—	$7,623
Property, plant and equipment	31,664	37,125	68,789
Goodwill	147,591	(35,624)	111,967
Customer base	—	7,330	7,330
Other non-current assets	1,813	76	1,889
Current liabilities	(25,510)	—	(25,510)
Non-current liabilities	(638)	(8,907)	(9,545)

Consideration paid	$162,543	$—	$162,543

  Acquisitions in 2010

        Acquisitions of controlling interests in regional fixed line operators—In 2010, as part of its program of regional expansion, the Group acquired controlling interests in a number of fixed line operators in certain regions of Russia. The purchase price for these acquisitions was paid in cash. The acquisitions were accounted for using the acquisition method of accounting.

        The following table summarizes the purchase price allocation for regional fixed line operators acquired during the year ended December 31, 2010:

	Tenzor Telecom	Penza Telecom	NMSK	Lanck Telecom	Total
Month of acquisition	February	June	December	December
Region of operations	Central region	Volga region	Sibir region	North-West region
Ownership interest acquired	100%	100%	100%	100%
Current assets	$711	$1,076	$2,575	$1,634	$5,996
Property, plant and equipment	2,191	2,407	10,625	10,618	25,841
Goodwill	6,616	7,394	14,113	11,119	39,242
Customer base	—	15,603	5,512	6,733	27,848
Other non-current assets	—	—	124	337	461
Current liabilities	(3,142)	(4,369)	(8,607)	(10,936)	(27,054)
Non-current liabilities	(130)	(2,779)	(944)	(1,684)	(5,537)

Consideration paid	$6,246	$19,332	$23,398	$17,821	$66,797

        Customer base recognized as a result of the acquisitions is amortized over a period ranging from 8 to 12 years depending on the type of subscribers.

        Recognition of goodwill in the amount of $39.2 million from the acquisitions is due to the economic potential of the markets in which the acquired companies operate and synergies arising from the acquisitions. Goodwill is attributable to the "Russia" segment.

        Acquisition of Sistema Telecom—In December 2010, the Group acquired 100% of Sistema Telecom from Sistema for RUB 11.59 billion ($378.98 million as of December 27, 2010). The entity's key assets consist of property rights in respect of the group of trademarks, including the distinctive "egg" trademarks of MTS, Comstar-UTS and MGTS, certain promissory notes previously issued by the Group in the amount of RUB 2.00 billion ($65.50 million) and a 45% stake in TS-Retail. As a result of the acquisition, the Group expects to reduce its operating expenses previously incurred to rent the trademarks and to further optimize the management structure of its retail business.

        The acquisition was accounted for as a common control transaction at carrying amount in a manner similar to the pooling-of-interests method directly in equity.

        Acquisition of Metro-Telecom—In August 2010, the Group acquired a 95% stake in Metro-Telecom from Invest-Svyaz, a wholly-owned subsidiary of Sistema, for RUB 339.35 million ($11.01 million as of August 27, 2010). The company operates an optical fiber network in the Moscow metro.

        The acquisition was accounted for as a common control transaction at carrying amount in a manner similar to the pooling-of-interests method directly in equity.

        Acquisition of Multiregion—In July 2010, the Group acquired a 100% stake in Multiregion for cash consideration of $123.6 million. Multiregion and its subsidiaries is a group of broadband and cable TV providers with a presence in 37 cities of the Russian Federation.

        The acquisition was accounted for using the purchase method of accounting. The summary of the purchase price allocation for the acquisition was as follows:

Current assets	$46,776
Non-current assets	46,732
Customer base	76,376
Goodwill	148,743
Current liabilities	(126,780)
Non-current liabilities	(44,007)
Fair value of noncontrolling interests	(24,244)

Consideration paid	$123,596

        The fair value of noncontrolling interests was determined based on unobservable inputs ("Level 3" of the hierarchy established by the U.S. GAAP guidance). The fair value was measured as the fair value of Multiregion's net assets using the discounted cash flow technique.

        The excess of the purchase price over the value of net assets acquired in the amount of $148.7 million was allocated to goodwill which was assigned to the "Russia" segment and is not deductible for income tax purposes. Goodwill is mainly attributable to the synergies from reduction of internet-traffic and administrative expenses of the Group and expected increase of market share as a result of future capital expenditures to be made by the Group.

        In 2011 the Group paid consideration of $23.96 million for the acquisition of noncontrolling interests in several subsidiaries of Multiregion. The difference between the consideration paid and the fair value of noncontrolling interests was recorded in additional paid-in capital.

        Increase of stake in SWEET-COM—In June 2010, the Group acquired the remaining 25.1% stake in SWEET-COM from private investors for $8.5 million. As a result of this transaction, the Group's ownership in the subsidiary increased to 100%. The original 74.9% stake was acquired in February 2005. SWEET-COM holds licenses for provision of telematics communications and data transmission services in the Moscow region and the Russian Federation. The transaction was accounted for directly in equity.

        Increase of stake in TS-Retail—In June 2010, the Group increased its direct ownership in TS-Retail from 25% to 40% for a nominal amount of one U.S. Dollar. MTS subsequently increased its effective ownership interest in TS-Retail to 50.95%, which was achieved through a voluntary tender offer to repurchase Comstar-UTS' shares in September 2010. In December 2010, as a result of acquisition of Sistema Telecom, the Group acquired an additional 45% stake in TS-Retail, resulting in the effective ownership interest reaching 96.04%. Following the merger with Comstar-UTS on April 1, 2011 the Group increased its stake in TS-Retail to 100%.

        Upon obtaining control over TS-Retail, the Group accounted for the acquisition as a common control transaction at carrying amount in a manner similar to the pooling-of-interests method directly in equity.

        Increase of stake in Comstar-UTS—In September 2010, through a voluntary tender offer the Group acquired 37,614,087 ordinary shares of Comstar-UTS which represents approximately 9.0% of its issued share capital for a total consideration of RUB 8.28 billion (approximately $271.89 million as of October 6, 2010). This brought the Group's total ownership stake in Comstar-UTS to 70.97% (or 73.33% excluding treasury shares). The transaction was accounted for directly in equity.

        Furthermore, on December 23, 2010 an extraordinary general meeting of the Company's shareholders approved the merger of Comstar-UTS and a number of MTS' subsidiaries into MTS OJSC. The Group redeemed Comstar-UTS shares held and put by non-controlling interest shareholders within the limit set forth by the Russian law at a specified price. The amount redeemed to Comstar shareholders in the first quarter 2011 totaled to $168.8 million. The remaining 98,853,996 of Comstar-UTS shares held by non-controlling interest shareholders were converted into existing MTS treasury shares as well as newly issued MTS shares at an exchange ratio of 0.825 MTS ordinary shares for each Comstar-UTS ordinary share. As a result, the charter capital of MTS OJSC increased by 73,087,424 ordinary shares to a total of 2,066,413,562 ordinary shares. The merger was completed on April 1, 2011. The transactions were accounted for directly in equity.

OPERATIONS IN UZBEKISTAN	12 Months Ended
Dec. 31, 2012
OPERATIONS IN UZBEKISTAN
OPERATIONS IN UZBEKISTAN

4. OPERATIONS IN UZBEKISTAN

        In June 2012, the authorities of the Republic of Uzbekistan began audits of the financial and operating activities of MTS' wholly-owned subsidiary Uzdunrobita. On July 17, 2012 Uzdunrobita suspended its services in Uzbekistan upon receipt of an order from the State Agency for Communications and Information of Uzbekistan ("SACI") on the temporary suspension of the operating license of Uzdunrobita for a period of 10 business days; this suspension was subsequently extended to three months.

        On August 6-7, 2012, sixteen regional antimonopoly departments of the Republic of Uzbekistan simultaneously held hearings and declared that Uzdunrobita had violated antimonopoly laws, consumer protection laws and laws governing advertisements. In total, the claims of the regional antimonopoly departments against Uzdunrobita amounted to approximately $80.0 million. This amount was subsequently reduced by the superior antimonopoly regulator to $13.0 million in aggregate. The disputes with antimonopoly authorities were dismissed further to payments made by Uzdunrobita under the Appeal Decision (as defined below).

        On August 13, 2012, the Tashkent Economic Court granted the petition of the SACI to withdraw all operating licenses of Uzdunrobita.

        Notwithstanding the fact that tax audit of Uzdunrobita's operations for the period of 2007-2010 was completed in February 2012 and did not reveal any serious violations, Uzdunrobita received the findings of subsequent additional tax audits related to licenses regulation violations, income and other taxes resulting in a total amount of claims of approximately $900.0 million. This amount was subsequently reduced to $669.0 million in aggregate. These claims of tax authorities of Uzbekistan and related disputes in Uzbek commercial courts are still pending.

        During September-October 2012, $6.4 million from Uzdunrobita bank accounts was used by the Uzbek state to settle its alleged liabilities under these claims.

        On September 17, 2012, the Tashkent City Criminal Court issued a ruling in favor of the Uzbek state to confiscate all assets of Uzdunrobita in connection with a criminal court judgment against four employees of Uzdunrobita. Previously, the Uzbek law enforcement bodies arrested all of the Uzdunrobita's assets, including cash held in local bank accounts.

        On November 8, 2012, the Appellate division of the Tashkent City Criminal Court allowed Uzdunrobita's appeal challenging the decision of the Tashkent City Criminal Court dated September 17, 2012 and determined that the total amount of damages incurred by the state is to be compensated by Uzdunrobita. This amount of damages was calculated and determined on the basis of all aforementioned existing claims against Uzdunrobita and amounted to $587 million payable in equal installments during eight months (the "Appeal Decision").

        In accordance with applicable Uzbek laws, Uzdunrobita petitioned to the Deputy General Prosecutor to appeal the Appeal Decision in the Supreme Court of Uzbekistan and grant a stay to enforce the Appeal Decision. However, such petitions were rejected by the General Prosecutor Office on January 8, 2013.

        Further to such rejection, Uzdunrobita immediately filed similar requests to the Chairman of the Supreme Court of Uzbekistan. However, on January 23, 2013, the Company was notified that the matter was submitted by the Supreme Court for consideration by the Chairman of Tashkent City Court. As of the current date Uzdunrobita has not yet received any response from the Chairman of Tashkent City Court. In order to comply with the Appeal Decision, Uzdunrobita paid two scheduled installments in November and December 2012 totaling $147.5 million. On January 14, 2013, further to partial payment of the third installment payable in January 2013 totaling $15.9 million and constituting the remaining amount of cash held in its bank accounts Uzdunrobita filed petition on its voluntary bankruptcy to the Tashkent Commercial Court due to its inability to meet further obligations pursuant the Appeal Decision. The court initiated bankruptcy procedures and appointed an external temporary supervisor over Uzdunrobita with the further bankruptcy hearing scheduled for April 22, 2013.

        Uzdunrobita continues to defend its rights in accordance with the laws of the Republic of Uzbekistan. MTS also reserves its right to use all available legal options in the international arena in order to claim damages caused by termination of Uzdunrobita's operations in Uzbekistan.

        Separate to the impairments recognized (see below), a liability of $418.3 million relating to the claims was recorded with an associated charge to the consolidated statement of operations and comprehensive income as the minimum of a range of probable losses according to management's estimations, as required by U.S. GAAP if no estimate within a range is more likely than any other. It is reasonably possible that the estimate of the claims will change in the near term due to future events impacting the amount and probability of the exposure. As of December 31, 2012, the outstanding balance of the claims amounted to $264.4 million.

        Considering the adverse impact of such circumstances on the Group's ability to conduct operations in Uzbekistan, the Group tested goodwill and other long-lived assets attributable to Uzbekistan for impairment upon first receiving notification of the investigations. As a result, an impairment loss of the following long-lived assets was recorded in the consolidated statement of operations and comprehensive income for the year ended December 31, 2012 and was assigned to the "Uzbekistan" segment:

Impairment loss
Property, plant and equipment	$256,355
Licenses	82,885
Rights to use radio frequencies	76,641
Numbering capacity	36,145
Software and other intangible assets	50,241
Goodwill	108,544

Total impairment loss relating to goodwill and long-lived assets	$610,811

        There is reasonable uncertainty in respect of the ability of the Group to continue its operations in Uzbekistan which may significantly affect the fair value of the remaining long-lived assets as of December 31, 2012. The Group used a probability-weighted valuation technique to determine the fair value of the long lived assets as of December 31, 2012, which was determined based on unobservable inputs ("Level 3" of the hierarchy established by the U.S. GAAP guidance). In calculating the future cash flows for use in the assessment of the fair value of long-lived assets, the Group used forecasts for the Uzbekistan telecommunication market and Uzdunrobita's position in that market. The forecasts were based on all available internal and external information, including growth projections and industry experts' estimates.

OPERATIONS IN TURKMENISTAN	12 Months Ended
Dec. 31, 2012
OPERATIONS IN TURKMENISTAN
OPERATIONS IN TURKMENISTAN

5. OPERATIONS IN TURKMENISTAN

        In December 2010, the Group suspended its operations in Turkmenistan following notification by the Ministry of Communications of Turkmenistan of a decision to suspend licenses held by BCTI (or "MTS-Turkmenistan"), the Group's wholly-owned subsidiary in Turkmenistan, for a period of one month starting from December 21, 2010. On January 21, 2011, the period of license suspension expired, however, permission to resume operations was not granted.

        The Group operated in Turkmenistan under a trilateral agreement signed in November 2005 by BCTI, MTS OJSC and the Ministry of Communications of Turkmenistan valid for a period of five years with a possibility to extend its term. In accordance with certain provisions of this agreement, BCTI shared net profits derived from its operations in the country with the Ministry of Communications of Turkmenistan. The amount of shared net profit was calculated based on the financial statements prepared in accordance with local accounting principles subject to certain adjustments. Under the terms of the agreement, BCTI shared 20% of its net profit with the Ministry of Communications of Turkmenistan. The Group at all times believed that the agreement would be extended and approached the Ministry of Communications within the required timeframe to formalize the extension. However, the Ministry of Communications did not extend the agreement.

        Following the decision to suspend the licenses, Turkmenistan government authorities took further steps, including unilateral termination of interconnect agreements between BCTI and state-owned telecom operators, to prevent the Group from providing services to its customers.

        Considering the adverse impact of such circumstances on the Group's ability to conduct operations in Turkmenistan, the Group determined that all of its long-lived assets attributable to Turkmenistan were impaired and recorded an impairment charge of $119.6 million in the consolidated statement of operations and comprehensive income for the year ended December 31, 2010 which was assigned to "Turkmenistan" segment:

Impairment loss
Property, plant and equipment	$107,469
Software and other intangible assets	12,111

Total impairment loss	$119,580

        The fair value of long-lived assets was determined based on unobservable inputs ("Level 3" of the hierarchy established by the U.S. GAAP guidance). The probability of the successful continuation of the Group's operations in Turkmenistan was considered to be low and the fair value of long-lived assets was estimated as nil.

        The Group also wrote off current assets in the amount of $18.2 million in the Group's statement of operations and comprehensive income for the year ended December 31, 2010.

        The Group initiated a number of proceedings against Turkmenistan government authorities and state-owned telecom operators to defend its legal rights in the International Court of Arbitration of the International Chamber of Commerce ("ICC") and in the International Centre for the Settlement of Investment Disputes ("ICSID"). At the same time, the parties continued negotiating MTS' return to Turkmenistan.

        As a result of negotiations with the Government of Turkmenistan, MTS and the state-owned provider of telecommunications services, State Enterprise for Electrocommunications "TurkmenTelecom", acting in accordance with a decree issued by the President of Turkmenistan, signed an agreement stipulating the terms and conditions for the operation of MTS's wholly owned subsidiary MTS-Turkmenistan in the Republic of Turkmenistan (the "Agreement").

        The effective date of the Agreement was July 25, 2012 and it is valid for a period of five years and may be extended for another five-year term subject to fulfillment of certain conditions. The Agreement stipulates that MTS-Turkmenistan will pay TurkmenTelecom on a monthly basis 30% of MTS- Turkmenistan net profit derived from its operations in Turkmenistan.

        MTS-Turkmenistan has been granted GSM and 3G licenses for a three-year term, has signed a number of interconnect and access to infrastructure agreements with Turkmenistan state-owned telecommunications providers and has been allocated other technical resources enabling it to resume operations throughout Turkmenistan.

        On July 25, 2012, MTS OJSC, its wholly owned subsidiary BCTI, the Sovereign State of Turkmenistan, the Communications Ministry of Turkmenistan, state-owned operators Altyn Asyr and Turkmen Telecom signed a settlement agreement pursuant to which the parties undertook to withdraw all mutual legal claims relevant to the cessation of MTS's activities in Turkmenistan in December 2010.

CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

6. CASH AND CASH EQUIVALENTS

        Cash and cash equivalents as of December 31, 2012 and 2011 comprised the following:

	December 31,
	2012	2011
Ruble current accounts	$243,693	$300,057
Ruble deposit accounts	116,881	934,169
U.S. Dollar current accounts	41,508	321,949
U.S. Dollar deposit accounts	50,000	101,600
Euro current accounts	166,642	25,770
Euro deposit accounts	—	2,600
Hryvna current accounts	8,763	10,873
Hryvna deposit accounts	77,130	—
Uzbek som current accounts	11,960	150,547
Turkmenian manat current accounts	5,760	1,501
Armenian dram current accounts	2,457	1,616
Other	9	144

Total cash and cash equivalents	$724,803	$1,850,826

SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

7. SHORT-TERM INVESTMENTS

        Short-term investments as of December 31, 2012 comprised the following:

Type of investment	Annual interest rate	Maturity date	Amount
Deposits	4.1 - 9.0%	January - June 2013	$132,826
Other			3

Total			$132,829

        Short-term investments as of December 31, 2011 comprised the following:

Type of investment	Annual interest rate	Maturity date	Amount
Deposits	2.0 - 11.0%	January - October 2012	$80,291
Belarusian ruble denominated deposits	26.0 - 37.0%	February - April 2012	5,933
Other			18

Total			$86,242

TRADE RECEIVABLES, NET	12 Months Ended
Dec. 31, 2012
TRADE RECEIVABLES, NET
TRADE RECEIVABLES, NET

8. TRADE RECEIVABLES, NET

        Trade receivables as of December 31, 2012 and 2011 comprised the following:

	December 31,
	2012	2011
Subscribers	$372,480	$351,786
Interconnect	111,626	112,751
Dealers	80,907	106,000
Roaming	513,662	283,830
Other	134,039	106,402
Allowance for doubtful accounts	(113,955)	(96,961)

Trade receivables, net	$1,098,759	$863,808

        The following table summarizes the changes in the allowance for doubtful accounts receivable for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Balance, beginning of year	$96,961	$120,468	$97,653
Provision for doubtful accounts	76,772	101,967	123,352
Accounts receivable written off	(53,699)	(120,673)	(99,708)
Currency translation adjustment	(6,079)	(4,801)	(829)

Balance, end of year	$113,955	$96,961	$120,468

INVENTORY AND SPARE PARTS	12 Months Ended
Dec. 31, 2012
INVENTORY AND SPARE PARTS
INVENTORY AND SPARE PARTS

9. INVENTORY AND SPARE PARTS

        Inventory and spare parts as of December 31, 2012 and 2011, comprised the following:

	December 31,
	2012	2011
Handsets and accessories	$238,043	$223,764
Spare parts for telecommunication equipment	23,528	28,533
SIM cards and prepaid phone cards	5,475	10,445
Advertising materials	34	1,320
Other materials	15,593	27,013

Total inventory and spare parts	$282,673	$291,075

        Obsolescence expense for the years ended December 31, 2012, 2011 and 2010 amounted to $26.0 million, $30.2 million and $27.8 million, respectively, and was included in general and administrative expenses in the accompanying consolidated statements of operations and comprehensive income. Spare parts for telecommunication equipment included in inventory are expected to be utilized within the twelve months following the statement of financial position date.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

10. PROPERTY, PLANT AND EQUIPMENT

        The net book value of property, plant and equipment as of December 31, 2012 and 2011, was as follows:

		December 31,
	Useful lives, months
		2012	2011
Network, base station equipment and related leasehold improvements (including leased assets of $nil and $1.2 million)	60 - 204	$12,897,657	$11,438,358
Office equipment, computers and other	36 - 180	1,308,512	1,232,189
Buildings and related leasehold improvements (including leased assets of $0.8 million and $0.8 million)	240 - 600	826,880	776,359
Vehicles (including leased assets of $32.6 million and $31.5 million)	36 - 84	94,313	88,162

Property, plant and equipment, at cost (including leased assets of $33.4 million and $33.5 million)		15,127,362	13,535,068
Accumulated depreciation (including leased assets of $18.3 million and $11.4 million)		(7,996,845)	(7,023,556)
Construction in progress and equipment for installation		1,817,695	1,730,965

Property, plant and equipment, net		$8,948,212	$8,242,477

        Depreciation expense during the years ended December 31, 2012, 2011 and 2010 amounted to $1,806 million, $1,802.1 million and $1,518.8 million, respectively.

        Depreciation of the assets recorded as capital leases during the years ended December 31, 2012, 2011 and 2010 amounted to $9.3 million, $9.5 million and $2.8 million, respectively. Interest expense accrued on capital lease obligations for the years ended December 31, 2012, 2011 and 2010 amounted to $4.3 million, $1.8 million and $0.5 million, respectively.

LICENSES	12 Months Ended
Dec. 31, 2012
LICENSES
LICENSES

11. LICENSES

        In connection with providing telecommunication services, the Group has been issued various licenses by the Russian Ministry of Information Technologies and Communications. In addition to the licenses received directly from the Ministry, the Group has gained access to various telecommunications licenses through acquisitions. In foreign subsidiaries, the licenses are granted by the local telecommunications authorities.

        As of December 31, 2012 and 2011, the recorded values of the Group's telecommunication licenses were as follows:

	December 31,
	2012	2011
Russia	$9,021	$20,320
Uzbekistan	—	196,517
Armenia	183,705	192,186
Ukraine	49,351	49,494

Licenses, at cost	242,077	458,517
Accumulated amortization	(133,658)	(231,006)

Licenses, net	$108,419	$227,511

        Amortization expense for the years ended December 31, 2012, 2011 and 2010, amounted to $31.7 million, $60.1 million and $76.3 million, respectively.

        The Group's operating licenses do not provide for automatic renewal. As of December 31, 2012, all licenses which expired during 2012 covering the territories of the Russian Federation were renewed. The cost to renew the licenses was not significant. The weighted-average period until the next renewal of licenses in the Russian Federation is two years.

        The Group has limited experience with the renewal of its existing licenses covering the territories of the Group's foreign subsidiaries. Licenses for the provision of telecommunication services in MTS Ukraine and K-Telecom, the Group's Armenian mobile phone operator, are valid until 2013 and 2019, respectively.

        The Group's license in Turkmenistan was suspended by the Turkmenistan Ministry of Communications in December 2010 which resulted in cessation of the Group's operational activity in Turkmenistan. The Group fully impaired the recorded value of the licenses in Turkmenistan in the year ended December 31, 2010. In July 2012, the Turkmenistan Ministry of Communications granted to the Group GSM and 3G licenses for a three-year term at no cost and the Group recommenced its operations in Turkmenistan (Note 5).The license for the provision of telecommunication services in Uzbekistan was withdrawn in August 2012 (Note 4).

        Based solely on the cost of amortizable operating licenses existing as of December 31, 2012 and current exchange rates, the estimated future amortization expenses for the five years ending December 31, 2017 and thereafter are as follows:

Estimated amortization expense in the year ended December 31,
2013	$16,841
2014	15,707
2015	15,706
2016	15,745
2017	15,639
Thereafter	28,781

Total	$108,419

        The actual amortization expense to be reported in future periods could differ from these estimates as a result of new license acquisitions, changes in useful lives, exchange rates and other relevant factors.

        Operating licenses contain a number of requirements and conditions specified by legislation. The requirements generally include targets for service start date, territorial coverage and expiration date. Management believes that the Group is in compliance with all material terms of its licenses.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
GOODWILL

12. GOODWILL

        The change in the net carrying amount of goodwill for 2012 and 2011 by reportable segments was as follows:

	Russia	Ukraine	Uzbekistan	Other	Total
Balance at January 1, 2011
Gross amount of goodwill	$769,958	$5,327	$108,544	$145,602	$1,029,431
Accumulated impairment loss	(48,096)	—	—	—	(48,096)

	721,862	5,327	108,544	145,602	981,335

Acquisitions (Note 3)	150,066	—	—	—	150,066
Finalization of purchase accounting	6,945	—	—	—	6,945
Currency translation adjustment	(46,988)	(19)	—	(8,433)	(55,440)

Balance at December 31, 2011
Gross amount of goodwill	877,413	5,308	108,544	137,169	1,128,434
Accumulated impairment loss	(45,528)	—	—	—	(45,528)

	831,885	5,308	108,544	137,169	1,082,906

Acquisitions (Note 3)	46,890	—	—	—	46,890
Impairment loss (Note 4)	—	—	(108,544)	—	(108,544)
Currency translation adjustment	52,483	(2)	—	(6,054)	46,427

Balance at December 31, 2012
Gross amount of goodwill	979,519	5,306	108,544	131,115	1,224,484
Accumulated impairment loss	(48,261)	—	(108,544)	—	(156,805)

	$931,258	$5,306	$—	$131,115	$1,067,679

OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
OTHER INTANGIBLE ASSETS
OTHER INTANGIBLE ASSETS

13. OTHER INTANGIBLE ASSETS

        Intangible assets as of December 31, 2012 and 2011 comprised the following:

		December 31, 2012			December 31, 2011
	Useful lives, months	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets
Billing and telecommunication software	13 to 240	$1,684,409	$(1,133,959)	$550,450	$1,668,715	$(1,042,773)	$625,942
Acquired customer base	60 to 372	295,902	(99,542)	196,360	269,486	(68,741)	200,745
Rights to use radio frequencies	24 to 180	314,845	(126,467)	188,378	353,776	(138,546)	215,230
Accounting software	13 to 60	121,557	(70,412)	51,145	141,084	(98,672)	42,412
Numbering capacity with finite contractual life	24 to 120	118,999	(71,656)	47,343	75,803	(70,979)	4,824
Office software	13 to 120	166,277	(63,445)	102,832	123,452	(72,752)	50,700
Other	12 to 120	85,727	(14,697)	71,030	110,913	(44,625)	66,288

		2,787,716	(1,580,178)	1,207,538	2,743,229	(1,537,088)	1,206,141

Prepayments for intangible assets		34,584	—	34,584	84,985	—	84,985
Numbering capacity with indefinite contractual life		—	—	—	78,491	—	78,491

Total other intangible assets		$2,822,300	$(1,580,178)	$1,242,122	$2,906,705	$(1,537,088)	$1,369,617

        As a result of the limited availability of local telephone numbering capacity in Moscow and the Moscow region, the Group entered into agreements for the use of telephone numbering capacity with other telecommunications operators in the region. The costs of acquired numbering capacity with a finite contractual life are amortized over a period of two to ten years in accordance with the terms of the contracts to acquire such capacity. On December 26, 2012, the State Duma passed the law on the retention of the cellphone number by subscribers in case of change of the service provider. In connection with this law the Group reclassed numbering capacity with an indefinite useful life in the amount of $42.7 million to numbering capacity with finite contractual life.

        Uzdunrobita's numbering capacity with indefinite contractual life in the amount of $36.1 million was fully impaired during the year ended December 31, 2012 (Note 4).

        Amortization expense for the years ended December 31, 2012, 2011 and 2010 amounted to $427.9 million, $454.0 million and $399.8 million, respectively. Based solely on the cost of amortizable intangible assets existing at December 31, 2012 and current exchange rates, the estimated future amortization expenses for the five years ending December 31, 2017 and thereafter are as follows:

Estimated amortization expense in the year ended December 31,
2013	$441,000
2014	288,930
2015	171,420
2016	103,230
2017	52,510
Thereafter	150,448

Total	$1,207,538

        The actual amortization expense to be reported in future periods could differ from these estimates as a result of new intangible assets acquisitions, changes in useful lives, exchange rates and other relevant factors.

        The weighted-average amortization period for billing and telecommunication software acquired during the years ended December 31, 2012 and 2011 is four years.

INVESTMENTS IN AND ADVANCES TO ASSOCIATES	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AND ADVANCES TO ASSOCIATES
INVESTMENTS IN AND ADVANCES TO ASSOCIATES

14. INVESTMENTS IN AND ADVANCES TO ASSOCIATES

        As of December 31, 2012 and 2011, the Group's investments in and advances to associates comprised the following:

	December 31,
	2012	2011
MTS Belarus—equity investment	$165,233	$176,659
Intellect Telecom—equity investment	9,437	11,388
Stream LLC—equity investment	7,479	—

Total investments in and advances to associates	$182,149	$188,047

        MTS Belarus—The financial position and results of operations of MTS Belarus as of and for the year ended December 31, 2012 and December 31, 2011 were as follows:

	(unaudited)
	2012	2011
Total assets	$367,736	$417,555
Total liabilities	53,310	92,884
Net income	67,717	107,533

        Intellect Telecom—In November 2010 MGTS acquired a 43.8% interest in Intellect Telecom from one of the subsidiaries of Sistema for $12.4 million. Intellect Telecom is a research and development innovation center in the field of telecommunications. In March 2011 MGTS acquired a further 6.14% interest in Intellect Telecom in exchange for building of a business center in Moscow City with NBV of $0.8 million, thus increasing its share in Intellect Telecom to 49.95%.

        The financial position and results of operations of Intellect Telecom as of and for the year ended December 31, 2012 and 2011 were as follows:

	(unaudited)
	2012	2011
Total assets	$18,711	$19,210
Total liabilities	5,073	3,110
Net loss	5,154	6,765

        Stream LLC—After the loss of control over the subsidiary, the Group deconsolidated Stream and accounted for the investment using the equity method of accounting (Note 3).

        The financial position and results of operations of Stream LLC as of and for the year ended December 31, 2012 (since deconsolidation) were as follows:

(unaudited)
2012
Total assets	$21,271
Total liabilities	5,076
Net loss	6,244

        The Group's share in the total earnings or losses of associates was included in other income in the accompanying consolidated statements of operations and comprehensive income. For the years ended December 31, 2012, 2011 and 2010, this share of earnings amounted to $27.9 million, $49.4 million and $70.6 million, respectively.

INVESTMENT IN SHARES OF SVYAZINVEST	12 Months Ended
Dec. 31, 2012
INVESTMENT IN SHARES OF SVYAZINVEST
INVESTMENT IN SHARES OF SVYAZINVEST

15. INVESTMENT IN SHARES OF SVYAZINVEST

        In December 2006, as a part of its program of regional expansion, the Group acquired a 25% stake plus one share in Telecommunication Investment Joint Stock Company ("Svyazinvest") from Mustcom Limited for a total consideration of approximately $1,390.0 million, including cash of $1,300.0 million and the fair value of a call and put option of $90.0 million. Svyazinvest is a holding company that holds controlling stakes in seven publicly traded incumbent fixed line operators ("MRKs") based in all seven Federal districts of Russia, Rostelecom, a publicly traded long-distance fixed line operator operating a Russia-wide network, and several other entities, the majority of which are non-public. Based on an analysis of all relevant factors, management determined that the acquisition of 25% plus one share of Svyazinvest does not allow the Group to exercise significant influence over this entity due to its legal structure and certain limitations imposed by Svyazinvest's charter documents. Accordingly, the Group accounted for its investment in Svyazinvest under the cost method.

        In November 2009, the Group, Sistema and Svyazinvest ("the Parties") signed a non-binding memorandum of understanding ("MOU"), under which the Parties agreed to enter into a series of transactions which would ultimately result in (i) disposal of the Group's investment in Svyazinvest to a state-controlled enterprise; (ii) noncash extinguishment of the Group's indebtedness to Sberbank (Note 16); (iii) an increase in Sistema's ownership in Sky Link to 100% and disposal of this investment to Svyazinvest; and (iv) disposal of 28% of MGTS' common stock owned by Svyazinvest to Sistema.

        Based on the estimated fair values of the elements of the assets to be exchanged and liabilities to be extinguished under the MOU and other relevant factors, management conducted an impairment analysis of the Group's investment in Svyazinvest as of December 31, 2009. Based on the MOU, the estimated fair value of the investment, which included significant unobservable inputs (Level 3 of the hierarchy established by the U.S. GAAP guidance), was approximately RUB 26.0 billion ($859.7 million as of December 31, 2009) compared to a carrying value of RUB 36.5 billion ($1,205.5 million as of December 31, 2009). As a result, during the year ended December 31, 2009 the Group recorded an impairment loss of RUB 10.5 billion ($349.4 million).

        In September 2010, the Group completed the sale of its Svyazinvest stake for cash consideration of RUB 26.0 billion and repaid the outstanding debt to Sberbank in the amount of RUB 26.0 billion with proceeds from the sale. In connection with the sale of the 25% plus one share stake in Svyazinvest the Group incurred consultancy fees due to Sistema-Invenchur, a subsidiary of Sistema, in the amount of RUB 291.2 million ($9.6 million at September 2010 average rate). No gain or loss was recognized upon sale.

OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2012
OTHER INVESTMENTS
OTHER INVESTMENTS

16. OTHER INVESTMENTS

        As of December 31, 2012 and 2011, the Group's other investments comprised the following:

			December 31,
	Annual interest rate	Maturity date
			2012	2011
Investments in ordinary shares (related parties) (Note 24)	—	—	$10,068	$9,498
Loan receivable from Mr. P. Fattouche and Mr. M. Fattouche	6%	2015	90,000	92,700
Loan receivable from MTS Bank (related party) (Note 24)	8.8%	2022	69,141	—
Promissory notes of Sistema (Note 24)	0.0%	2017	20,362	19,209
Other	—	—	1,866	2,035

Total other investments			$191,437	$123,442

        The Group does not discount promissory notes and loans granted to related parties, interest rates on which are different from market rates. Accordingly, fair value of such notes and loans may be different from their carrying value.

        In December 2010, the Group granted a $90.0 million loan to Mr. Pierre Fattouche and Mr. Moussa Fattouche, the holders of a 20% noncontrolling stake in K-Telecom, the Group's subsidiary in Armenia. Simultaneously, the Group signed an amendment to the put and call option agreement for the remaining 20% stake. According to the amendment, the call exercise price shall be reduced by deducting any outstanding balance on the loan amount and all accrued and unpaid interest and any other sums due and outstanding under the loan agreement at the time of exercise. Interest accrued on the loan to Mr. Pierre Fattouche and Mr. Moussa Fattouche for the years ended December 31, 2012, 2011 and 2010, amounted to $5.6 million, $4.1 million and $0.4 million, respectively, and was included as a component of interest income in the accompanying consolidated statements of operations and comprehensive income. The fair value of the loan approximates its carrying value due to the marketable interest rate.

BORROWINGS	12 Months Ended
Dec. 31, 2012
BORROWINGS
BORROWINGS

17. BORROWINGS

        Notes—As of December 31, 2012 and 2011, the Group's notes consisted of the following:

	Currency	Interest rate	2012	2011
MTS International Notes due 2020 (Note 2)	USD	8.625%	$750,000	$750,000
MTS OJSC Notes due 2020	RUB	8.15%	493,865	465,895
MTS OJSC Notes due 2016	RUB	8.75%	58,865	465,895
MTS OJSC Notes due 2014	RUB	7.60%	448,382	422,988
MTS Finance Notes due 2012 (Note 29)	USD	8.00%	—	400,000
MTS OJSC Notes due 2017	RUB	8.70%	329,243	310,597
MTS OJSC Notes due 2018	RUB	8.00%	316,419	298,499
MTS OJSC Notes due 2015	RUB	7.75%	248,150	234,097
MTS OJSC Notes due 2013	RUB	7.00%	14,118	13,318
Plus: unamortized premium			476	608
Less: unamortized discount			—	(15)

Total notes			$2,659,518	$3,361,882
Less: current portion			(330,537)	(865,880)

Total notes, long-term			$2,328,981	$2,496,002

        The Group has an unconditional obligation to repurchase certain MTS OJSC Notes at par value if claimed by the noteholders subsequent to the announcement of the sequential coupon. The dates of the announcement for each particular note issue are as follows:

MTS OJSC Notes due 2018	June 2013
MTS OJSC Notes due 2020	November 2015

        The notes therefore can be defined as callable obligations under the FASB authoritative guidance on debt, as the holders have the unilateral right to demand repurchase of the notes at par value upon announcement of new coupons. The FASB authoritative guidance on debt requires callable obligations to be disclosed as maturing in the reporting period, when the demand for repurchase could be submitted disregarding the expectations of the Group about the intentions of the noteholders. The Group discloses the notes as maturing in 2013 (MTS OJSC Notes due 2018) and in 2015 (MTS OJSC Notes due 2020) in the aggregated maturities schedule as these are the reporting periods when the noteholders will have the unilateral right to demand repurchase.

        In July 2012, the Group changed the coupon rate for MTS OJSC Notes due 2016 from 14.25% to 8.75%. Following the announcement of new coupon rates the Group repurchased MTS OJSC Notes due 2016 at the request of eligible noteholders in the amount of RUB 13.2 billion ($401.0 million as of the date of the transaction). The new coupon rate is valid till the final due dates of the notes.

        During 2012 the Group conducted a number of REPO transactions with the repurchased notes to obtain short-term financing. As of December 31, 2012, the Group had the following unclosed REPO transactions with due date on January 9, 2013:

	# of Notes	Due amount	Unrealized premium	Total
MTS OJSC Notes due 2013	2,470,000	$66,965	$39	$67,004
MTS OJSC Notes due 2015	2,463,000	66,992	54	67,046
MTS OJSC Notes due 2014	279,350	7,877	5	7,882
MTS OJSC Notes due 2018	210,000	5,722	5	5,727

				$147,659

        The above balance is included in the short-term portion of bank loans and other debt disclosed below.

        The fair values of notes based on the market quotes as of December 31, 2012 at the stock exchanges where they are traded were as follows:

	Stock exchange	% of par	Fair value
MTS International Notes due 2020	Irish stock exchange	126.25	$946,875
MTS OJSC Notes due 2020	MICEX	99.45	491,148
MTS OJSC Notes due 2014	MICEX	99.42	445,781
MTS OJSC Notes due 2017	MICEX	100.50	330,889
MTS OJSC Notes due 2018	MICEX	100.28	317,305
MTS OJSC Notes due 2015	MICEX	100.00	248,150
MTS OJSC Notes due 2016	MICEX	100.00	58,865
MTS OJSC Notes due 2013	MICEX	99.84	14,095

Total notes			$2,853,108

        Bank loans and other debt—As of December 31, 2012 and 2011, the Group's loans from banks and financial institutions consisted of the following:

			December 31,
		Interest rate (actual at December 31, 2012)
	Maturity		2012	2011
USD-denominated:
Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG	2013 - 2020	LIBOR +1.15% (1.66%)	$923,182	$580,742
Skandinavska Enskilda Banken AB	2013 - 2017	LIBOR+0.23% - 1.8% (0.73% - 2.31%)	167,000	204,507
EBRD	2012	—	—	83,333
HSBC Bank plc and ING BHF Bank AG	2013 - 2014	LIBOR+0.3% (0.81%)	31,762	51,503
Citibank International plc and ING Bank N.V.	2013	LIBOR+0.43% (0.93%)	18,889	40,688
HSBC Bank plc, ING Bank and Bayerische Landesbank	2013 - 2015	LIBOR+0.3% (0.81%)	26,351	42,961
Commerzbank AG, ING Bank AG and HSBC Bank plc	2013 - 2014	LIBOR+0.3% (0.81%)	21,704	36,495
ABN AMRO Bank N.V.	2013	LIBOR+0.35% (0.86%)	6,287	12,574
Other	2013	Various	3,004	9,356

			$1,198,179	$1,062,159
EUR-denominated:
Credit Agricole Corporate Bank and BNP Paribas	2013 - 2018	EURIBOR+1.65% (1.97%)	$55,032	$64,033
LBBW	2013 - 2017	EURIBOR+0.75% (1.07%)	30,884	36,215
Bank of China	2013 - 2016	EURIBOR+1.95% (2.27%)	95,630	116,812
ABN AMRO Bank N.V.	2013	EURIBOR+0.35% (0.67%)	4,584	8,958
Other	2013	Various	2,023	8,064

			$188,153	$234,082
RUB-denominated:
Sberbank	2015 - 2017	8.50% 1)	$3,292,430	$3,105,967
Bank of Moscow	2013	8.25%	131,697	434,835
Notes in REPO	2013	6.13%	147,659	—
Gazprombank	—	—	—	472,107
Other	2013 - 2023	Various	17,288	25,057

			$3,589,074	$4,037,966
Debt-related parties	—	—	—	6,799

			$—	$6,799
Total bank loans			$4,975,406	$5,341,006
Less: current portion			(573,597)	(283,025)

Total bank loans, long-term			$4,401,809	$5,057,981

(1)
Initially, the interest rate on the Sberbank RUB-denominated credit facilities due 2015-2017 of 8.95% was valid till March 2011 and for the period from December 2013 till the final maturity date in December 2017. In August 2011 the interest rate for the period from December 2013 till the final maturity date in December 2017 was decreased by 0.45% to 8.5%. The interest rate for the period from March 2011 till August 16, 2011 depended on the volume of turnovers on the bank accounts of certain entities of the Group and in fact was 8.95%. The interest rate for the period starting from August 17, 2011 till December 2013 also depends on the volume of turnovers on the bank accounts of certain entities of the Group. In case the average volume falls below a certain limit, the interest rate is increased by 1% to 9.5%. In addition, Sberbank is entitled to voluntarily revise the interest rate on the lines as a result of and proportionate to the change in the refinancing rate set by the Central Bank of Russia.

        During 2012, 2011 and 2010 the Group renegotiated interest rates and maturities schedules for its several credit facilities. The amendments to the agreements, which resulted in the change in the present value of cash flows under the new terms to the present value of cash flows under the original terms exceeding 10%, were treated as substantial modifications of debt with the immediate write off of the related debt issuance costs capitalized by the Group. The Group recognized an additional loss of $26.7 million as a result of substantial debt modification in interest expense of the Group's statement of operations and comprehensive income for the year ended December 31, 2010. None of the amendments to the credit facilities agreements of the Group signed in 2011 and 2012 were considered to be substantial.

        Borrowing costs and interest capitalized—Borrowing costs include interest incurred on existing indebtedness and debt issuance costs. Interest costs for assets that require a period of time to prepare them for their intended use are capitalized and amortized over the estimated useful lives of the related assets. The capitalized interest costs for the years ended December 31, 2012, 2011 and 2010 were $58.3 million, $52.3 million and $43.9 million, respectively. Debt issuance costs are capitalized and amortized over the term of the respective borrowings using the effective interest method.

        Interest expense, net of amounts capitalized and amortization of debt issuance costs, for the years ended December 31, 2012, 2011 and 2010 were $537.8 million, $628.4 million and $688.0 million, respectively.

        Compliance with covenants—Bank loans and notes of the Group are subject to certain covenants limiting the Group's ability to incur debt, create liens, dispose assets, sell or transfer lease properties, enter into loan transactions with affiliates, delist notes, delay coupon payments, merge or consolidate with another entity or convey its properties and assets to another entity, sell or transfer any of its GSM licenses for the Moscow, St. Petersburg, Krasnodar and Ukraine license areas, be subject to a judgment requiring payment of money in excess of $10.0 million, which continue unsatisfied for more than 60 days without being appealed, discharged or waived or the execution thereof stayed.

        The Group is also required to comply with certain financial ratios, maintain ownership in certain subsidiaries and to take all commercially reasonable steps necessary to maintain a rating of the notes assigned by Moody's and Standard & Poor's.

        Also, the noteholders of MTS International Notes due 2020 have the right to require the Group to redeem the notes at 101% of their principal amount, plus accrued interest, if the Group experiences certain types of mergers, consolidations or there is change in control. An event of default under the notes may trigger cross default provisions with debt raised by Sistema, the controlling shareholder of the Group.

        If the Group fails to meet these covenants, after certain notice and cure periods, the debtholders can accelerate the debt to be immediately due and payable.

        The Group was in compliance with all existing notes and bank loans covenants as of December 31, 2012.

        As of December 31, 2012, the Group has not had any pledged assets.

        Available credit facilities—As of December 31, 2012, the Group's total available unused credit facilities amounted to $773.2 million and related to the following credit lines:

	Maturity	Interest rate	Commitment fees(1)	Available till	Available amount
Credit Agricole (Finnvera)	2019	EURIBOR + 1.65%	0.825%	February 2013	$198,675
Sberbank	2014	MosPrime + 1.325%	0.10%	September 2014	329,243
Gazprombank	2013	MosPrime + 1.425%	—	June 2013	80,665
Rosbank	2014	MosPrime + 1.25%	—	July 2014	82,311
ING Bank Eurasia	2013	MosPrime/LIBOR/EURIBOR + 1.50%	—	July 2013	82,311

Total					$773,205

(1)
Payable on undrawn amount of available facilities.

        In addition, the Group has a credit facility made available by CitiBank at MosPrime+1.50% interest rate with the available amount set up on request and to be repaid within 182 days.

        The following table presents the aggregated scheduled maturities of principal on notes and bank loans outstanding for the five years ending December 31, 2017 and thereafter:

	Notes	Bank loans
Payments due in the year ending December 31,
2013	$330,537	$573,597
2014	448,382	230,444
2015	742,490	1,301,100
2016	58,865	1,297,657
2017	329,244	1,257,809
Thereafter	750,000	314,799

Total	$2,659,518	$4,975,406

ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2012
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

18. ASSET RETIREMENT OBLIGATIONS

        As of December 31, 2012 and 2011, the estimated present value of the Group's asset retirement obligations and change in liabilities were as follows:

	2012	2011
Balance, beginning of the year	$69,717	$78,039
Liabilities incurred in the current period	16,518	9,009
Accretion expense	9,430	6,236
Revisions in estimated cash flows	(380)	(19,242)
Currency translation adjustment	(4,299)	(4,325)

Balance, end of the year	$90,986	$69,717

        Revisions in estimated cash flows are attributable to the change in the estimated inflation rate.

DEFERRED CONNECTION FEES	12 Months Ended
Dec. 31, 2012
DEFERRED CONNECTION FEES
DEFERRED CONNECTION FEES

19. DEFERRED CONNECTION FEES

        Deferred connection fees for the years ended December 31, 2012 and 2011, were as follows:

	2012	2011
Balance at the beginning of the year	$129,424	$155,288
Payments received and deferred during the year	61,646	76,562
Amounts amortized and recognized as revenue during the year	(73,568)	(96,676)
Currency translation adjustment	8,152	(5,750)

Balance at the end of the year	125,654	129,424
Less: current portion	(48,158)	(49,868)

Non-current portion	$77,496	$79,556

        The Group defers initial connection fees paid by subscribers for the activation of network service as well as one time activation fees received for connection to various value added services. These fees are recognized as revenue over the estimated average subscriber life (Note 2).

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

20. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Cash flow hedging

        In 2009, 2008 and 2007 the Group entered into variable-to-fixed interest rate swap agreements to manage the exposure of changes in variable interest rate related to its debt obligations. The instruments qualify for cash flow hedge accounting under U.S. GAAP requirements. Each interest rate swap matches the exact maturity dates of the underlying debt allowing for highly-effective hedges. Interest rate swap contracts outstanding as of December 31, 2012 mature in 2013-2015.

        In aggregate the Group entered into interest rate swap agreements designated to manage the exposure of changes in variable interest rate relate to 28.1% of the Group's USD- and Euro- denominated bank loans outstanding as of December 31, 2012.

        In addition to the above, the Group has also entered into several cross-currency interest rate swap agreements. These contracts hedged the risk of both interest rate and currency fluctuations and assumed periodic exchanges of both principal and interest payments from RUB-denominated amounts to USD and Euro-denominated amounts to be exchanged at a specified rate. The rate was determined by the market spot rate upon issuance. Cross-currency interest rate swap contracts mature in 2019.

        The Group entered into cross-currency interest rate swap agreements designated to manage the exposure of changes in variable interest rate and currency exchange rate for 13.1% of its USD- and Euro-denominated bank loans outstanding as of December 31, 2012.

        The following table presents the fair value of the Group's derivative instruments designated as hedges in the consolidated statements of financial position as of December 31, 2012 and 2011.

		December 31,
	Statement of financial position location	2012	2011
Asset derivatives
Cross-currency interest rate swaps	Other non-current assets	3,261	—
Interest rate swaps	Other non-current assets	$1,197	$2,341

Total		$4,458	$2,341

Liability derivatives
Interest rate swaps	Other long-term liabilities	$(12,715)	$(14,676)
Interest rate swaps	Other payables	(542)	(1,283)

Total		$(13,257)	$(15,959)

        The following table presents the effect of the Group's derivative instruments designated as hedges in the consolidated statements of operations and comprehensive income for the years ended December 31, 2012, 2011 and 2010. The amounts presented include ineffective portion of derivative instruments and amounts reclassified into earnings from accumulated other comprehensive income.

		Year ended December 31,
	Location of loss recognized	2012	2011	2010
Interest rate swaps	Interest expense	$(14,132)	$(13,502)	$(32,726)
Cross-currency interest rate swaps	Currency exchange and transaction loss	(7,856)	(1,862)	(37,820)

Total		$(21,988)	$(15,364)	$(70,546)

        The following table presents the amount of ineffective portion of Group's derivative instruments designated as hedges in the consolidated statements of operations and comprehensive income for the years ended December 31, 2012, 2011 and 2010.

		Year ended December 31,
	Location of gain/(loss) recognized	2012	2011	2010
Interest rate swaps	Interest expense	$(6,224)	$7,978	$3,541
Cross-currency interest rate swaps	Currency exchange and transaction gain/(loss)	—	(1,862)	2,011

Total		$(6,224)	$6,116	$5,552

        In February 2011, the Group repaid the full amount due under the Barclays bank credit facility granted in 2005 with an original maturity in 2014. The voluntary prepayment of principal and interest in the amount of $46.3 million resulted in an immediate termination of the hedging relationship between designated interest rate swap agreements and the credit facility.

        In October 2010, the Group repaid the full amount due under the Syndicated Loan Facility granted to MTS OJSC in 2006 with an original maturity in 2011. The voluntary prepayment of principal and interest of $162.2 million resulted in an immediate termination of the hedging relationship between designated cross-currency interest rate swap agreements and the Syndicated Loan Facility.

        In February 2010, the Group repaid the full amount due under the Syndicated Loan Facility granted to MTS OJSC in 2009 with an original maturity in 2011-2012. The voluntary prepayment of principal and interest in the amount of $707.4 million resulted in an immediate termination of the hedging relationship between designated interest rate swap agreements and the Syndicated Loan Facility.

        After the termination of hedge relationships the amounts accumulated in other comprehensive income and associated with the prepaid debt have been reclassified to earnings, going forward those derivatives are marked to market through earnings.

        The following table presents the amount of accumulated other comprehensive loss reclassified into earnings during the years ended December 31, 2012, 2011 and 2010 due to termination of hedging relationships.

		Year ended December 31,
	Location of (loss) recognized	2012	2011	2010
Interest rate swaps	Interest expense	$—	$(2,032)	$(12,020)
Cross-currency interest rate swaps	Currency exchange and transaction (loss)	—	—	(3,228)

Total		$—	$(2,032)	$(15,248)

        The following table presents the effect of the Group's interest rate swap agreements designated as hedges in accumulated other comprehensive income for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Accumulated derivatives loss, beginning of the year, net of tax of $1,875, $3,716, $10,073, respectively	$(7,501)	$(14,865)	$(40,293)
Fair value adjustments on hedging derivatives, net of tax of $1,832, $795, $9,939, respectively	(7,330)	(3,181)	(39,757)
Amounts reclassified into earnings during the period, net of tax of $(3,885), $(2,636), $(16,296), respectively	15,543	10,545	65,185

Accumulated derivatives loss, end of the year, net of tax of $(178), $1,875, $3,716	$712	$(7,501)	$(14,865)

        As of December 31, 2012, the outstanding hedge instruments were highly effective. Approximately $3.0 million of net loss is expected to be reclassified into net income during the next twelve months.

        Cash inflows and outflows related to hedge instruments were included in cash flows from operating and financing activities in the consolidated statement of cash flows for the years ended December 31, 2012, 2011 and 2010.

Non-designated derivative instruments

        Foreign currency options—In 2010 and 2009 the Group entered into foreign currency option agreements to manage the exposure to changes in currency exchange rates related to USD-denominated debt obligations. According to the agreements, the Group had a combination of put and call option rights to acquire $330.0 million at rates within a range specified in contracts. These contracts were not designated for hedge accounting purposes. These currency option agreements matured in 2012.

        The following table presents the fair value of the Group's derivative instruments not designated as hedges in the consolidated statements of financial position as of December 31, 2012 and 2011.

		December 31,
	Statement of financial position location	2012	2011
Asset derivatives:
Foreign currency options	Other current assets	$—	$894

Total		$—	$894

        The following table presents the effect of the Group's derivative instruments not designated as hedges on the consolidated statements of operations and comprehensive income for the years ended December 31, 2012, 2011 and 2010.

		Year ended December 31,
	Location of gain/(loss) recognized	2012	2011	2010
Foreign currency options	Currency exchange and transaction (loss)/gain	$(117)	$3,258	$1,916

Total		$(117)	$3,258	$1,916

  Fair value of derivative instruments

        The Group measured assets and liabilities associated with derivative agreements at fair value Level 2 on a recurring basis. There were no assets and liabilities associated with derivative agreements measured at fair value Level 1 and Level 3 as of December 31, 2012 and 2011 (Note 2).

        The following fair value hierarchy table presents information regarding the Group's assets and liabilities associated with derivative agreements as of December 31, 2012 and 2011:

	Significant other observable inputs (Level 2) as of December 31, 2012	Significant other observable inputs (Level 2) as of December 31, 2011
Assets:
Interest rate swap agreements	$1,196	$2,341
Foreign currency options	—	$894
Cross-currency interest rate swap agreements	$3,261	—
Liabilities:
Interest rate swap agreements	$(13,257)	$(15,959)

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

21. FAIR VALUE MEASUREMENTS

        According to U.S. GAAP requirements the Group records derivative instruments, redeemable noncontrolling interest and contingent consideration at fair value on a recurring basis.

        The following tables summarize those assets and liabilities measured at fair value on a recurring basis:

	Significant other observable inputs (Level 2) as of December 31, 2012	Significant unobservable inputs (Level 3) as of December 31, 2012
Assets:
Derivative instruments	$4,458	—
Liabilities:
Derivative instruments	$(13,257)	—
Contingent consideration	—	$(9,111)
Redeemable noncontrolling interest	—	$(75,661)

	Significant other observable inputs (Level 2) as of December 31, 2011	Significant unobservable inputs (Level 3) as of December 31, 2011
Assets:
Derivative instruments	$3,235	—
Liabilities:
Derivative instruments	$(15,959)	—
Contingent consideration	—	$(6,857)
Redeemable noncontrolling interest	—	$(80,603)

        Change in the Group's net assets and earnings resulted from fair value measurements of Level 3 assets and liabilities were not significant for the years ended December 31, 2012 and 2011. There were no realized and unrealized gains and losses on Level 3 assets and liabilities for the years ended December 31, 2012 and 2011.

        The fair value measurement of the Group's derivative instruments is based on the observable yield curves for similar instruments. The redeemable noncontrolling interest was measured at fair value using a discounted cash flow technique. The fair value of contingent consideration was determined as the best estimate of all possible outcomes of the contingency. The inputs are based on all available internal and external information, including growth projections and industry experts' estimates, where applicable.

        The most significant quantitative inputs used to measure the fair value of redeemable noncontrolling interest as of December 31, 2012 and 2011 are presented in the table below:

Unobservable inputs	As of December 31, 2012	As of December 31, 2011
Discount rate	12%	12%
Market share	57% - 62% (60%)	57% - 62% (60%)
Revenue growth rate	0.5% - 1% (0.7%)	Stable
OIBDA margin	44.0% - 45.5 (44.6%)	49.4% - 52.7 (50.7%)

        There were no transfers between levels within the hierarchy for the years ended December 31, 2012 and 2011.

        In addition to assets and liabilities that are recorded at fair value on a recurring basis, the Group records assets and liabilities at fair value on a nonrecurring basis. Generally, assets are recorded at fair value on a nonrecurring basis as a result of impairment charges. The losses recognized on assets measured at fair value on a nonrecurring basis for the years ended December 31, 2012 and 2011 are summarized below:

	Loss for the year ended December 31,
	2012	2011
Property, Plant and Equipment	$272,960	$19,015
Licenses	82,885	—
Rights to use radio frequencies	76,641	—
Numbering capacity	36,145	—
Software and other intangible assets	50,241	—
Goodwill	108,544	—

Total	$627,416	$19,015

        For the year ended December 31, 2012 the Group recognized impairment loss of long-lived assets in Uzbekistan (see Note 4). As of December 31, 2012, the fair value of the impaired property plant and equipment, other intangible assets, licenses and goodwill amounted to $256.2 million, $51.3 million, nil and nil, respectively. As of December 31, 2011, the fair value of the impaired property plant and equipment amounted to nil.

        The Group used a probability-weighted valuation technique to determine the fair value of the long lived assets. The fair value of long-lived assets was determined based on unobservable inputs ("Level 3" of the hierarchy established by the U.S. GAAP guidance). In calculation of future cash flows for the assessment of the fair value of long-lived assets the Group used forecasts of Uzbekistan telecommunication market and Uzdunrobita's position on that market. The forecasts were based on all available internal and external information, including growth projections and industry experts' estimates.

        The carrying amounts of cash and cash equivalents; short-term investments; receivables; accounts payable and accrued expenses approximate their fair values because of the relatively short-term maturities of these financial instruments.

        The fair value of long-term debt is estimated using Level 2 inputs based on quoted prices for those instruments. Where quoted prices are not available, fair value is estimated using discounted cash flows and market-based expectations for interest rates, credit risk and the contractual terms of the debt instruments. As of December 31, 2012, the carrying amount and fair value of long-term debt, including the current portion, were $7,634.9 million and $7,828.5 million, respectively. As of December 31, 2011, the carrying amount and fair value of long-term debt, including the current portion, were $8,702.9 million and $8,737.3 million, respectively.

ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED LIABILITIES
ACCRUED LIABILITIES

22. ACCRUED LIABILITIES

	December 31,
	2012	2011
Accruals for services	$327,994	$308,457
Accruals for taxes	215,514	156,451
Accrued payroll and vacation	228,100	90,498
Interest payable on debt	52,076	90,125
Accruals for payments to social funds	13,842	8,339

Total accrued liabilities	$837,526	$653,870

INCOME TAX	12 Months Ended
Dec. 31, 2012
INCOME TAX
INCOME TAX

23. INCOME TAX

        Provision for income taxes for the years ended December 31, 2012, 2011 and 2010 was as follows:

	Year ended December 31,
Income before income taxes	2012	2011	2010
Russia	$2,297,663	$1,807,154	$1,817,583
Other jurisdictions	(677,876)	292,198	248,048

Total income before income taxes	$1,619,787	$2,099,352	$2,065,631

Current income tax expense
Russia	$449,079	$448,729	$456,424
Other jurisdictions	74,040	71,343	106,212

Total current income tax expense	$523,119	$520,072	$562,636

Deferred income tax expense/(benefit)
Russia	$67,370	$1,606	$(35,529)
Other jurisdictions	(9,162)	9,942	(9,919)

Total deferred income tax expense/(benefit)	$58,208	$11,548	$(45,448)

Total provision for income taxes	$581,327	$531,620	$517,188

        The statutory income tax rates in jurisdictions in which the Group operates for 2012 were as follows: Russia, Armenia—20.0%, Uzbekistan—3.4%. During the years ended December 31, 2012, 2011 and 2010 the Ukrainian tax rate was 21%, 23% and 25%, respectively.

        The Russian statutory income tax rate reconciled to the Group's effective income tax rate for the years ended December 31, 2012, 2011 and 2010 as follows:

	2012	2011	2010
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
Provision for claims in Uzbekistan (Note 4)	10.6	—	—
Expenses not deductible for tax purposes	3.4	2.8	3.5
Unrecognized tax benefits	(0.9)	(0.2)	0.1
Settlements with tax authorities	0.7	(0.5)	(1.0)
Earnings distribution from subsidiaries	2.4	2.9	0.7
Effect of change in tax rate in Ukraine	0.3	0.8	0.7
Loss carry-forward utilisation	(0.4)	—	—
Impairment of long-lived assets	—	—	1.3
Other	(0.2)	(0.5)	(0.3)

Effective income tax rate	35.9%	25.3%	25.0%

        Temporary differences between the tax and accounting bases of assets and liabilities gave rise to the following deferred tax assets and liabilities as of December 31, 2012 and 2011:

	December 31,
	2012	2011
Assets/(liabilities) arising from tax effect of:
Deferred tax assets
Depreciation of property, plant and equipment	$97,071	$140,371
Deferred connection fees	37,626	26,063
Subscriber prepayments	308	16,755
Accrued expenses for services	158,866	118,103
Inventory obsolescence	22,490	13,650
Loss carryforward	220,235	203,313
Impairment of long-lived assets	35,134	2,415
Other	34,849	29,352
Valuation allowance	(163,100)	(163,075)

Total deferred tax assets	$443,479	$386,947

Deferred tax liabilities
Licenses acquired	$(25,879)	$(35,377)
Depreciation of property, plant and equipment	(239,469)	(143,891)
Customer base	(37,291)	(40,738)
Other intangible assets	(55,803)	(42,450)
Debt issuance cost	(17,078)	(20,975)
Potential distributions from/to Group's subsidiaries/associates	(112,054)	(88,596)
Other	(4,832)	(31)

Total deferred tax liabilities	$(492,406)	$(372,058)

Net deferred tax (liability)/asset	$(48,927)	$14,889

Net deferred tax asset, current	$230,376	$189,622
Net deferred tax asset, non-current	$71,986	$62,102
Net deferred tax liability, long-term	$(351,289)	$(236,835)

        The Group has the following significant balances for income tax losses carried forward and related operating losses as of December 31, 2012 and 2011:

		2012		2011
Jurisdiction	Period for carry-forward	Operating losses	Tax losses	Operating losses	Tax losses
Luxembourg (MGTS Finance S.A.)	Unlimited	$429,774	124,764	$431,461	125,124
Russia (Comstar-UTS, RTC and other)	2013-2021	477,357	95,471	390,945	78,189

Total		$907,131	220,235	$822,406	203,313

        Management established the following valuation allowances against deferred tax assets where it was more likely than not that some portion of such deferred tax assets will not be realized:

Valuation allowances	2012	2011
Sale of investment in Svyazinvest	$68,768	$66,596
Operating loss in Luxemburg (MGTS Finance S.A)	94,332	94,692
Other	—	1,787

Total	$163,100	$163,075

        As of December 31, 2012 and 2011, the Group recognized deferred income tax liabilities of $54.4 million and $52.5 million respectively, for income taxes on future dividend distributions from foreign subsidiaries (MTS Ukraine and K-Telecom) which are based on $1,133.3 million and $1,088.2 million cumulative undistributed earnings of those foreign subsidiaries in accordance with local statutory accounting regulations (unaudited) because such earnings are intended to be repatriated.

        As of December 31, 2012 and 2011, no deferred tax liability was recognized in relation to undistributed earnings of Uzdunrobita as the Group planned to permanently reinvest these earnings. As of December 31, 2012 and 2011, undistributed earnings of Uzdunrobita in accordance with local statutory accounting regulations amounted to $(29.7) million and $647.8 million, respectively (unaudited) and the related unrecognized deferred tax liability for these earnings amounted to $nil million and $117.0 million, respectively.

        As of December 31, 2012, 2011 and 2010, the Group included accruals for uncertain tax positions in the amount of $10.6 million, $16.3 million and $14.0 million, respectively, as a component of income tax payable.

        A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
Balance, beginning of the year	$16,338	$13,993	$10,607
Additions based on tax position related to the current year	—	9,149	14,590
Additions based on tax positions related to prior years	2,166	2,647	1,504
Additions based on tax of acquired entities	326	5,129	7,587
Reduction in tax positions related to prior years	(7,119)	(5,213)	(2,141)
Settlements with tax authorities	(1,960)	(8,323)	(18,109)
Currency translation adjustment	825	(1,044)	(45)

Balance, end of the year	$10,576	$16,338	$13,993

        Accrued penalties and interest related to unrecognized tax benefits as a component of income tax expense for the years ended December 31, 2012, 2011 and 2010 amounted to a reversal of $1.2 million, charge of $0.1 million and charge of 3.3 million respectively, and are included in income tax expense in the accompanying consolidated statements of operations and comprehensive income. Accrued interest and penalties were included in income tax payable in the accompanying consolidated statements of financial position and totaled $4.9 million and $6.1 million as of December 31, 2012 and 2011, respectively. The Group does not expect the unrecognized tax benefits to change significantly over the next twelve months.

RELATED PARTIES	12 Months Ended
Dec. 31, 2012
RELATED PARTIES
RELATED PARTIES

24. RELATED PARTIES

        Related parties include entities under common ownership and control with the Group, affiliated companies and associated companies.

        As of December 31, 2012 and 2011, accounts receivable from and accounts payable to related parties were as follows:

	December 31,
	2012	2011
Accounts receivable:
MTS Bank, a subsidiary of Sistema	$4,498	$672
NVision Group, a subsidiary of Sistema	4,111	2,736
Intellect Telecom, a subsidiary of Sistema	379	359
Other related parties	2,077	721

Total accounts receivable, related parties	$11,065	$4,488
Accounts payable:
NVision Group, a subsidiary of Sistema	$40,499	$37,652
MTS Bank, a subsidiary of Sistema	11,980	15
Maxima, a subsidiary of Sistema	10,001	11,986
Sitronics, a subsidiary of Sistema	5,854	5,063
Other related parties	8,646	2,266

Total accounts payable, related parties	$76,980	$56,982

        The Group has neither the intent nor the ability to offset the outstanding accounts payable and accounts receivable with related parties under the terms of existing agreements.

Operating transactions

        For the years ended December 31, 2012, 2011 and 2010, operating transactions with related parties are as follows:

	2012	2011	2010
Revenues from related parties:
MTS Belarus, an associated company of the Group (roaming services)	$6,716	$6,520	$2,589
NVision Group, subsidiaries of Sistema (fixed line services)	$3,303	$4,218	$3,577
MTS Bank, a subsidiary of Sistema (mobile services)	2,822	657	912
Svyazinvest (interconnection, commission for provision of DLD/ILD services and other)	$—	$—	$33,869
Sky Link (interconnection and other)	—	—	7,395
Other related parties	2,980	2,086	3,915

Total revenues from related parties	$15,821	$13,481	$52,257

Operating expenses incurred on transactions with related parties:
Maxima, a subsidiary of Sistema (advertising)	$61,187	$81,905	$76,158
NVision Group, a subsidiary of Sistema (IT consulting)	35,866	48,023	56,610
MTS Belarus, an associated company of the Group (roaming and interconnection services)	13,633	10,516	5,539
AB Safety, an affiliate of Sistema (security services)	11,077	10,075	9,267
Elavius, a subsidiary of Sistema (transportation services)	11,285	—	—
Mediaplanning, a subsidiary of Sistema (advertising)	—	1,005	59,171
Svyazinvest (interconnection and other)	—	—	29,210
Sistema-Invenchur, (consulting services related to the sale of Svyazinvest shares (Note 15))	—	—	11,262
City Hals (rent, repair, maintenance and cleaning services)	—	—	9,542
Other related parties	15,241	10,792	15,584

Total operating expenses incurred on transactions with related parties	$148,289	$162,316	$272,343

        In September 2012, RTI OJSC, a subsidiary of Sistema, acquired NVision Group, IT services provider. Several Sitronics Group companies (subsidiaries of Sistema) became a part of the NVision Group.

        In December 2011, the Group acquired 100% of Sistema-Invenchur (see Note 3).

        During the year ended December 31, 2010 Sky Link, Sistema-Hals, City Hals, and Svyazinvest ceased to be related to the Group. Transactions with these companies and their subsidiaries which took place prior to the dates when they became unrelated are disclosed as transactions with related parties.

Investing and financing transactions

        During the years ended December 31, 2012 and 2011 the Group made certain investments in and loans to related parties. Respective balances are summarized as follows:

	December 31,
	2012	2011
Loans to, promissory notes and investments in shares of related parties:
Other investments (Note 16)
Sistema	$20,362	$19,209
MTS Bank, a subsidiary of Sistema	69,141	—

Total other investments to related parties	$89,503	$19,209

Investments in shares (Note 16)
MTS Bank, a subsidiary of Sistema	$5,226	$4,930
Sistema Mass Media, a subsidiary of Sistema	3,840	3,622
Other	1,002	946

Total investments in shares of related parties	$10,068	$9,498

        Open Joint-Stock Company "MTS Bank" ("MTS Bank")—The Group has a number of loan agreements and also maintains certain bank accounts with MTS Bank, a subsidiary of Sistema. As of December 31, 2012 and December 31, 2011, the Group's cash position at MTS Bank amounted to $268.7 million and $311.5 million in current accounts, respectively. Interest accrued on loan receivable, the deposits and cash on current accounts for the year ended December 31, 2012, 2011 and 2010, amounted to $5.5 million, $14.9 million and $19.7 million, respectively, and was included as a component of interest income in the accompanying consolidated statements of operations and comprehensive income. Interest expense on the funds raised from MTS Bank for the year ended December 31, 2012 amounted to $11.8 million was included as a component of interest income in the accompanying consolidated statements of operations and comprehensive income.

        Sistema—In November 2009, the Group accepted a promissory note, issued by Sistema, as repayment of a loan principle and interest accrued to date under the agreement with Sistema-Hals (Note 16). The note is interest free and is repayable in 2017. As of December 31, 2012 and 2011, the amount receivable of $20.4 and $19.2 million was included in other investments in the accompanying consolidated statement of financial position.

        Investments in ordinary shares—As of December 31, 2012 and 2011, the Group had several investments in shares of subsidiaries and affiliates of Sistema totaling $10.1 million and $9.5 million, respectively, included in other investments in the accompanying consolidated statement of financial position. The main investments are 1.8% of MTS Bank and 3.14% of Sistema Mass-Media, subsidiaries of Sistema.

        Sitronics—During the years ended December 31, 2012, 2011 and 2010, the Group purchased SIM cards and prepaid phone cards for approximately $26.5 million, $79.5 million and $29.9 million, respectively.

        NVision Group—During the years ended December 31, 2012, 2011 and 2010, the Group acquired from NVision Group, a subsidiary of Sistema, telecommunications equipment, software and billing systems (FORIS) for approximately $413.9 million, $503.2 million and $272.6 million, respectively, and incurred expenses of $35.9 million, $48.0 million and $56.6 million, respectively, under an IT consulting agreement.

        As of December 31, 2012 and 2011, the advances given to NVision Group, a subsidiary of Sistema, amounted to $42.9 million and $57.6 million, respectively. These amounts were included into property, plant and equipment and intangible assets in the accompanying consolidated statements of financial position.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

25. STOCKHOLDERS' EQUITY

        Share capital—In April 2011, as result of the issuance of additional MTS shares for the purposes of conversion of Comstar-UTS shares, the Company's charter capital increased by 73,087,424 ordinary shares to a total of 2,066,413,562 ordinary shares of which 1,988,919,177 and 1,988,916,837 were outstanding as of December 31, 2012 and 2011, respectively. The total shares in treasury stock comprised 77,494,385 and 77,496,725 as of December 31, 2012 and 2011, respectively.

        Each ADS initially represented 20 shares of common stock of the Company. Effective January 2005, the ratio was changed to 1 ADS per 5 ordinary shares. Effective May 2010, the ratio was changed to 1 ADS per 2 ordinary shares. As of December 31, 2012, the Group repurchased 33,997,667 ADSs.

        Noncontrolling interest—The Group's equity was affected by changes in the respective subsidiaries' ownership interests as follows:

	December 31,
	2012	2011	2010
Net income attributable to the Group	$1,007,284	$1,443,944	$1,380,631

Transfers from the noncontrolling interest
Decrease in own equity due to acquisition of noncontrolling interest in Comstar-UTS	—	(41,377)	(115,350)
Increase in own equity resulted from exchange of MTS shares for noncontrolling interest in Comstar-UTS	—	429,409	—
Increase in own equity due to exercise of the put option on Comstar-UTS shares	—	11,636	—
Decrease in own equity due to acquisition of noncontrolling interest in MGTS	—	(272,840)	—
Decrease in own equity due to acquisition of noncontrolling interest in TS-Retail	—	—	(15,932)
Increase in own equity due to acquisition of own shares by MGTS	1,203	—	—
Decrease in own equity due to acquisition of noncontrolling interest in other subsidiaries	—	(738)	(10,302)

Net transfers from the noncontrolling interest	1,203	126,090	(141,584)

Net income attributable to the Group and transfers from the noncontrolling interest:	$1,008,487	$1,570,034	$1,239,047

        Accumulated other comprehensive income—The following table represents accumulated other comprehensive income balance, net of taxes(1), for the years ended December 31, 2012, 2011 and 2010:

	Currency translation adjustment	Unrealized gains/(losses) on derivatives	Unrecognized actuarial losses	Accumulated other comprehensive income/(loss)
Balance as of January 1, 2010	$(714,394)	(40,293)	6,265	(748,422)
Recognized in other comprehensive income	(45,257)	25,428	(3,706)	(23,535)

Balance as of December 31, 2010	(759,651)	(14,865)	2,559	(771,957)

Recognized in other comprehensive income	(137,290)	7,364	5,940	(123,986)
Acquisitions of non-controlling interest	(68,049)	—	—	(68,049)

Balance as of December 31, 2011	(964,990)	(7,501)	8,499	(963,992)

Recognized in other comprehensive income	30,048	8,212	(4,628)	33,632
Acquisitions of non-controlling interest	596	—	—	596

Balance as of December 31, 2012	$(934,346)	711	3,871	(929,764)

(1)
Tax amounts on items in other comprehensive income/(loss) are not significant and therefore are not reported separately.

        Dividends—In 2007 the Board of Directors approved a dividend policy, whereby the Group shall aim to make dividend payments to shareholders in the amount of at least 50% of annual net income under U.S. GAAP. The dividend can vary depending on a number of factors, including the outlook for earnings growth, capital expenditure requirements, cash flow from operations, potential acquisition opportunities, as well as the Group's debt position.

        Annual dividend payments, if any, must be recommended by the Board of Directors and approved by the shareholders.

        In accordance with Russian laws, earnings available for dividends are limited to profits determined under Russian statutory accounting regulations, denominated in rubles, after certain deductions. The net income of MTS OJSC for the years ended December 31, 2012, 2011 and 2010 that is distributable under Russian legislation totaled RUB 42,949 million ($1,381.3 million) (unaudited), RUB 52,855 million ($1,798.6 million) and 27,429 million ($903.2 million), respectively.

        The following table summarizes the Group's declared cash dividends in the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Dividends declared (including dividends on treasury shares of $34,364, $40,006 and $35,063, respectively)	$916,310	$1,066,753	$991,211
Dividends, U.S. Dollars per ADS(1)	0.89	1.03	0.99
Dividends, U.S. Dollars per share	0.443	0.516	0.497
(1)
In 2010 the ratio was changed from 5 to 2 common shares per ADS.

        As of December 31, 2012 and 2011, dividends payable were $0.1million and $0.2 million, respectively.

        MGTS' preferred stock—MGTS, a subsidiary of MTS, had 15,574,492 and 15,965,850 preferred shares outstanding at December 31, 2012 and December 31, 2011, respectively. In June 2012, the General shareholders' meeting of MGTS approved the reorganization of the MGTS in a form of spin-off of MGTS-N JSC, a newly established wholly-owned subsidiary, and a merger of both MTS-P JSC, a subsidiary of MTS, and UTS-MGTS JSC with MGTS. In September the Group completed the share buyback of MGTS related to this reorganization. A total of 82,891 common and 391,358 preferred shares of MGTS were repurchased for RUB 260.8 million (approximately $8.3 million).

        MGTS' preferred shares carry guaranteed non-cumulative dividend rights amounting to the higher of (a) 10% of MGTS' net profit as determined under Russian accounting regulations and (b) the dividends paid on common shares. No dividends may be declared on common shares before dividends on preferred shares are declared. If the preferred dividend is not paid in full in any year the preferred shares also obtain voting rights, which will lapse after the first payment of the dividend in full. Otherwise, preferred shares carry no voting rights except on resolutions regarding liquidation or reorganization of MGTS and changes/amendments to MGTS' charter restricting the rights of holders of preferred shares. Such resolutions require the approval of 75% of the preferred shareholders. In the event of liquidation, dividends to preferred shareholders that have been declared but not paid have priority over ordinary shareholders.

        In June 2012, at MGTS' annual shareholders meeting the decision was made not to pay dividends on preferred shares for 2011.Therefore the holders of preferred shares obtained voting rights.

        In May 2011, MGTS' annual shareholders meeting approved dividends on ordinary and preferred shares totaling RUB 18 961.7 million (approximately $623.9 million) for 2010. As of December 31, 2012 and 2011, dividends payable were $2.1 million.

REDEEMABLE NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2012
REDEEMABLE NONCONTROLLING INTEREST
REDEEMABLE NONCONTROLLING INTEREST

26. REDEEMABLE NONCONTROLLING INTEREST

        In September 2007, the Group acquired an 80% stake in International Cell Holding Ltd, the 100% indirect owner of K-Telecom, Armenia's mobile phone operator, and signed a call and put option agreement to acquire the remaining 20% stake. In December 2010, the Group signed an amendment to the put and call option agreement. According to the amended option agreement, the price for the remaining 20% stake option will be determined by an independent investment bank subject to a cap of EUR 200 million. The put option can be exercised during the period from the next business day following the date of settlement of all liabilities under the loan agreement (Note 16) up to December 31, 2016. The call option can be exercised during the period from July 1, 2010 up to December 31, 2016. If both the call notice and the put notice are served on the same day then the put notice shall be deemed exercised in priority to the call notice. The noncontrolling interest was measured at fair value using a discounted cash flow technique and amounted to $75.7 million and $80.6 million as of December 31, 2012 and 2011 respectively. The fair value was determined based on unobservable inputs ("Level 3" of the hierarchy established by the U.S. GAAP guidance).

GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2012
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

27. GENERAL AND ADMINISTRATIVE EXPENSES

        General and administrative expenses for the years ended December 31, 2012, 2011 and 2010, comprised the following:

	2012	2011	2010
Salaries and social contributions	$1,321,591	$1,230,564	$1,174,482
Rent	435,517	389,142	338,301
General and administrative	261,480	277,863	251,097
Repair and maintenance	209,304	202,206	180,810
Taxes other than income	207,017	171,778	144,322
Billing and data processing	58,889	62,508	75,960
Consulting expenses	48,361	58,409	61,431
Inventory obsolescence	25,970	30,160	27,825
Insurance	5,849	6,533	7,456
Business acquisitions related costs	6,092	7,089	12,737

Total	$2,580,070	$2,436,252	$2,274,421

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

28. SEGMENT INFORMATION

        To effectively manage both the mobile and the fixed line operations as an integrated business the Group aligns its business into three reportable segments Russia, Ukraine and Uzbekistan based on the business activities in different geographical areas.

        The Group provides a wide range of mobile and fixed line voice and data telecommunications services in Russia and Ukraine, including transmission, broadband, pay-TV and various value-added services, i.e. both mobile and fixed line services to customers across multiple regions. In Uzbekistan the Group provided mobile services (Note 4).

        The "Other" category does not constitute either an operating segment or a reportable segment. Rather, it includes both the results of a number of other operating segments that do not meet the quantitative thresholds for separate reporting, such as Armenia, Turkmenistan and corporate division.

        Other unallocated expenses such as interest (income)/expense, impairments and currency exchange and transaction loss/(gain) are shown for purposes of reconciling the Group's segment measure, net operating income, to the Group's consolidated total income before provision for income taxes and noncontrolling interest for each of the three years in the period ended December 31, 2012.

        The intercompany eliminations presented below primarily consist of sales transactions between segments conducted under the normal course of operations.

        Since January 1, 2012, the management over Comstar Ukraine was transferred from Russia to Ukraine in order to manage both the mobile and fixed line operations as an integrated business in Ukraine. This segment presentation has been retrospectively restated to reflect these changes in the structure of internal organization.

        Financial information by reportable segment is presented below:

	December 31,
	2012	2011	2010
Net operating revenues from external customers:
Russia	$10,832,400	$10,592,359	$9,381,845
Ukraine	1,160,155	1,104,488	1,056,591
Uzbekistan	270,743	439,277	446,530
Other	172,357	182,564	408,270

Total net operating revenues from external customers:	$12,435,655	$12,318,688	$11,293,236

Including revenue from mobile services	10,641,327	10,487,988	9,606,354
Including revenue from fixed line services	1,794,328	1,830,700	1,686,882

Intersegment operating revenues:
Russia	$37,973	$34,968	$27,136
Ukraine	50,788	43,020	22,191
Uzbekistan	3,766	1,712	1,440
Other	32,560	19,477	8,132

Total intersegment operating revenues:	$125,087	$99,177	$58,899

Impairment of goodwill, long-lived assets, and antimonopoly claims:
Uzbekistan	$1,029,160	—	—
Other	—	—	$137,823

Total impairment of goodwill, long-lived assets, and antimonopoly claims (Note 4, 5):	$1,029,160	$—	$137,823

Depreciation and amortization expense:
Russia	$1,810,502	$1,750,395	$1,417,506
Ukraine	307,939	346,336	355,375
Uzbekistan	88,671	155,086	118,076
Other	67,758	83,387	109,539

Total depreciation and amortization expense	$2,274,870	$2,335,204	$2,000,496

Operating income/(loss):
Russia	$2,945,628	$2,776,030	$2,674,786
Ukraine	307,622	202,001	143,304
Uzbekistan	(1,009,930)	76,305	130,672
Other	(243,641)	(244,877)	(215,492)
Intercompany eliminations	(3,618)	(574)	1,289

Net operating income	$1,996,061	$2,808,885	$2,734,559

Net operating income	$1,996,061	$2,808,885	$2,734,559
Currency exchange and transaction loss (gain)	(102,786)	158,066	(20,238)
Interest income	(84,359)	(62,559)	(84,396)
Interest expense	568,184	656,898	777,287
Equity in net income of associates	(27,929)	(49,443)	(70,649)
Other expense, net	23,164	6,571	66,924

Income before provision for income taxes and noncontrolling interest	$1,619,787	$2,099,352	$2,065,631

	2012	2011
Additions to long-lived assets:
Russia	$2,503,079	$2,330,163
Ukraine	156,891	140,354
Uzbekistan	60,921	138,534
Other	45,371	108,606

Total additions to long-lived assets	$2,766,262	$2,717,657

Long-lived assets(1):
Russia	$9,921,503	$8,615,865
Ukraine	757,074	925,794
Uzbekistan	307,472	950,200
Other	380,383	430,652

Total long-lived assets	$11,366,432	$10,922,511

Total assets:
Russia	$12,891,829	$12,416,388
Ukraine	1,253,091	1,257,135
Uzbekistan	369,452	1,140,878
Other	465,476	512,735

Total assets	$14,979,848	$15,327,136

(1)
Comprises property, plant and equipment, licenses, goodwill and other intangible assets.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

29. COMMITMENTS AND CONTINGENCIES

        Capital commitments—As of December 31, 2012, the Group had executed purchase agreements of approximately $1,104.5 million to acquire property, plant and equipment, intangible assets and costs related thereto.

        Agreement with Apple—In August 2008, the Group entered into an unconditional purchase agreement with Apple Sales International to buy 1.5 million iPhone handsets at list prices at the dates of respective purchases over a three year period. Pursuant to the agreement the Group was also required to incur certain iPhone promotion costs. As of December 31, 2012, the Group had acquired 40.6% of its total purchase installment contemplated by the agreement. The cash paid for handsets purchased under the agreement for the years ended December 31, 2012, 2011 and 2010 amounted to $81.8 million, $140.8 million and $79.4 million, respectively. The purchase agreement expired on September 30, 2012.

        Operating leases—The Group has entered into non-cancellable agreements to lease space for telecommunications equipment, offices and transmission channels, which expire in various years up to 2061. Rental expenses under the operating leases of $435.5 million, $389.1 million and $338.3 million for the years ended December 31, 2012, 2011 and 2010, respectively, are included in operating expenses in the accompanying consolidated statements of operations and comprehensive income. Rental expenses under the operating leases of $235.7 million, $232.0 million and $182.4 million for the years ended December 31, 2012, 2011 and 2010, respectively, are included in cost of services in the accompanying consolidated statements of operations and comprehensive income. Future minimum lease payments due under these leases for the five years ending December 31, 2017 and thereafter are as follows:

Payments due in the years ended December 31,
2013	$165,076
2014	29,144
2015	12,870
2016	7,805
2017	4,645
Thereafter	58,245

Total	$277,785

        Taxation—Russia and the CIS countries currently have a number of laws related to various taxes imposed by both federal and regional governmental authorities. Applicable taxes include VAT, corporate income tax (profits tax), a number of turnover-based taxes, and payroll (social) taxes. Laws related to these taxes have not been in force for significant periods, in contrast to more developed market economies; therefore, the government's implementation of these regulations is often inconsistent or nonexistent. Accordingly, few precedents with regard to tax rulings have been established. Tax declarations, together with other legal compliance areas (for example, customs and currency control matters), are subject to review and investigation by a number of authorities, which are enabled by law to impose extremely severe fines, penalties and interest charges. These facts create tax risks in Russia and the CIS countries that are more significant than those typically found in countries with more developed tax systems.

        Generally, according to Russian and Ukrainian tax legislation, tax declarations remain open and subject to inspection for a period of three years following the tax year. As of December 31, 2012, tax declarations of MTS OJSC and other subsidiaries in Russia and Ukraine for the preceding three fiscal years were open for further review. Currently tax audits for the years ended December 31, 2009 to December 31, 2011 are conducted in MTS OJSC and some of its Russian subsidiaries.

        In December 2010, the Russian tax authorities completed the tax audit of MTS OJSC for the years ended December 31, 2007 and 2008. Based on the results of this audit, the Russian tax authorities assessed RUB 353.9 million ($11.7 million as of December 31, 2012) in additional taxes, penalties and fines payable by the Group. The resolution did not come into force as the Group prepared and filed a petition with the Federal Tax Service to declare the tax authorities' resolution to be invalid. In September 2011, the Federal Tax Service partially satisfied the Group's petition, decreasing the amount of additional taxes, penalties and fines payable by the Group by RUB 173.9 million ($5.7 million as of December 31, 2012). The Group filed an appeal for RUB 84.2 million ($2.8 million as of December 31, 2012) of the remaining RUB 180.0 million ($5.9 million as of December 31, 2012) with the Moscow Arbitrate Court, which is scheduled to hear the matter on April 5, 2013.

        The Group purchases supplemental software from foreign suppliers of telecommunications equipment in the ordinary course of business. The Group's management believes that customs duties are calculated in compliance with applicable legislation. However there is a risk that the customs authorities may take a different view and impose additional customs duties. As of December 31, 2012 and 2011, no provision was recorded in the consolidated financial statements in respect of such additional duties.

        Pricing of revenue and expenses between each of the Group's subsidiaries and various discounts and bonuses to the Group's subscribers in the course of performing its marketing activities may be subject to transfer pricing rules. The Group's management believes that taxes payable are calculated in compliance with the applicable tax regulations relating to transfer pricing. However there is a risk that the tax authorities may take a different view and impose additional tax liabilities. As of December 31, 2012 and 2011, no provision was recorded in the consolidated financial statements in respect of such additional claims.

        Management believes that it has adequately provided for tax and customs liabilities in the accompanying consolidated financial statements. As of December 31, 2012 and 2011, the provision accrued amounted to $25.8 million and $7.1 million, respectively. In addition, the accrual for unrecognized income tax benefits, potential penalties and interest recorded in accordance with the authoritative guidance on income taxes totaled $10.6 million and $16.3 million as of December 31, 2012 and 2011, respectively. However, the risk remains that the relevant authorities could take differing positions with regard to interpretive issues and the effect could be significant.

        3G license—In May 2007, the Federal Service for Supervision in the Area of Communications and Mass Media awarded MTS a license to provide 3G services in the Russian Federation. The 3G license was granted subject to certain capital and other commitments. The major conditions are that the Group is required to (i) build a certain number of base stations that support 3G standards, (ii) have commenced providing services in the Russian Federation by a certain date, and (iii) build a certain number of base stations by the end of the third, fourth and fifth years from the date of granting the license. Management believes that as of December 31, 2012 the Group is in compliance with these conditions.

        LTE license—In July 2012, the Federal Service for Supervision in the Area of Communications, Information Technologies and Mass Media has allocated MTS the necessary license and frequencies to provide LTE telecommunication services in Russia. Under the terms and conditions of the LTE license, the Group is obligated to fully deploy LTE networks within seven years, commencing from January 1, 2013 and deliver LTE services in each population center with over 50,000 inhabitants in Russia by 2019. Also, the Group is obligated to invest at least 15 billion rubles ($493.9 million using December 31, 2012 exchange rate) annually toward the LTE roll-out until the network is fully deployed.

        Bitel—In December 2005, MTS Finance acquired a 51.0% stake in Tarino Limited ("Tarino"), from Nomihold Securities Inc. ("Nomihold"), for $150.0 million in cash based on the belief that Tarino was at that time the indirect owner, through its wholly owned subsidiaries, of Bitel LLC ("Bitel"), a Kyrgyz company holding a GSM 900/1800 license for the entire territory of Kyrgyzstan.

        Following the purchase of the 51.0% stake, MTS Finance entered into a put and call option agreement with Nomihold for "Option Shares," representing the remaining 49.0% interest in Tarino shares and a proportional interest in Bitel shares. The call option was exercisable by MTS Finance from November 22, 2005 to November 17, 2006, and the put option was exercisable by Nomihold from November 18, 2006 to December 8, 2006. The call and put option price was $170.0 million.

        Following a decision of the Kyrgyz Supreme Court on December 15, 2005, Bitel's corporate offices were seized by a third party. As the Group did not regain operational control over Bitel's operations in 2005, it accounted for its 51.0% investment in Bitel at cost as at December 31, 2005. The Group appealed the decision of the Kyrgyz Supreme Court in 2006, but the court did not act within the time period permitted for appeal. The Group subsequently sought the review of this dispute over the ownership of Bitel by the Prosecutor General of Kyrgyzstan to determine whether further investigation could be undertaken by the Kyrgyz authorities.

        In January 2007, the Prosecutor General of Kyrgyzstan informed the Group that there were no grounds for involvement by the Prosecutor General's office in the dispute and that no legal basis existed for the Group to appeal the decision of the Kyrgyz Supreme Court. Consequently, the Group decided to write off the costs relating to the purchase of the 51.0% stake in Bitel, which was reflected in its annual consolidated financial statements for the year ended December 31, 2006. Furthermore, with the impairment of the underlying asset, a liability of $170.0 million was recorded with an associated charge to non-operating expenses.

        In November 2006, MTS Finance received a letter from Nomihold purporting to exercise the put option and sell the Option Shares for $170.0 million to MTS Finance. In January 2007, Nomihold commenced an arbitration proceeding against MTS Finance in the London Court of International Arbitration in order to compel MTS Finance to purchase the Option Shares. Nomihold sought specific performance of the put option, unspecified monetary damages, interest, and costs. In January 2011 the London Court of International Arbitration made an award in favor of Nomihold satisfying Nomihold's specific performance request and ordered MTS Finance to pay to Nomihold $170.0 million for the Option Shares, $5.9 million in damages and $34.9 million in interest and other costs—all representing in total approximately $210.8 million ("Award"). An amount of the Award is bearing an interest until Award is satisfied. In addition to the $170.0 million liability related to this case and accrued in the year ended December 31, 2006, the Group recorded an additional loss in amount of $7.2 million, $3.2 million and $40.8 million in the consolidated financial statements for the year ended December 31, 2012, 2011, and 2010 respectively, representing interest accrued on the awarded sums.

        On January 26, 2011, Nomihold obtained a freezing order in respect of the Award from the English High Court of Justice which, in part, restricts MTS Finance from dissipating its assets. Additionally, MTS Finance has been granted permission to appeal the Award, but the Appeal Court has imposed conditions upon the appeal. MTS Finance was sought to have the conditions lifted however the Supreme Court of England upheld the decision of the Appeal Court.

        Further on February 1, 2011, Nomihold obtained an order of the Luxemburg District Court enforcing the Award in Luxembourg. This order is in the process of being appealed.

        As an issuer of $400.0 million 2012 Notes pursuant to an Indenture dated January 28, 2005 (as amended) ("the Notes"), MTS Finance was due to redeem the principal of the Notes and pay the final coupon payment on January 30, 2012. However as a result of the freezing order, MTS OJSC applied to and obtained from the English Court an order authorizing both payments to be made by MTS OJSC on behalf of MTS Finance ("the Direct Payments"). The Direct Payments to noteholders by the trustee under the Indenture were made on or around January 28, 2012.

        The Direct Payments were made despite an obligation under an intercompany loan agreement dated January 28, 2005 between MTS OJSC and MTS Finance ("the Intercompany Loan Agreement") to process the payments through MTS Finance. However because MTS Finance was subject to a freezing order and not capable of transferring funds to the trustee for distribution, and because MTS OJSC owed obligations to the noteholders as guarantor under the Indenture, MTS OJSC made the Direct Payments to the noteholders pursuant to an order of the English Court.

        In relation to the obligations under the Intercompany Loan Agreement, MTS OJSC and MTS Finance have agreed to refer to arbitration the question of whether under the Intercompany Loan Agreement itself there remains an obligation to make any further payments to MTS Finance in light of the Direct Payment. On February 9, 2012, MTS OJSC received a request for arbitration from MTS Finance. The hearing took place at the end of January 2013 and award is expected before July 2013. The award will clarify the rights between the parties under the Intercompany Loan Agreement. MTS OJSC was denying that any further payments are due under the Intercompany Loan Agreement. The arbitration was conducted under the Rules of the London Court of International Arbitration.

        In addition, three Isle of Man companies affiliated with the Group (the "KFG Companies"), have been named defendants in lawsuits filed by Bitel in the Isle of Man seeking the return of dividends received from Bitel by these three companies in the first quarter of 2005 in the amount of approximately $25.2 million plus compensatory damages, and to recover approximately $3.7 million in losses and accrued interest. In the event that the defendants do not prevail in these lawsuits, the Group may be liable to Bitel for such claims. Bitel's Isle of Man advocates have recently withdrawn from their representation of Bitel, and Bitel does not appear to be pursuing these claims.

        In January 2007, the KFG Companies asserted counterclaims against Bitel, and claims against other defendants, including Altimo LLC ("Altimo"), Altimo Holdings & Investments Limited ("Altimo Holdings"), CP-Crédit Privé SA and Fellowes International Holdings Limited, for the wrongful misappropriation and seizure of Bitel. The defendants sought to challenge the jurisdiction of the Isle of Man courts to try the counterclaims asserted by the KFG Companies.

        On March 10, 2011, the Judicial Committee of the UK Privy Council ruled in favor of the KFG Companies and confirmed the jurisdiction of the Isle of Man courts to try the counterclaims asserted by the KFG Companies against various defendants, including Sky Mobile, Altimo and Altimo Holdings, for the wrongful misappropriation and seizure of Kyrgyz telecom operator Bitel and its assets.

        On June 30, 2011, the KFG Companies obtained from the Isle of Man court a general asset freezing injunction over the assets of Altimo and Altimo Holdings. The general freezing injunction against Altimo Holdings was replaced on November 30, 2011 by a specific freezing injunction over (i) Altimo Holding's interest in its Dutch subsidiary, Altimo Coöperatief U.A., and (ii) VimpelCom common shares worth $500 million that Altimo Coöperatief U.A. has lodged with the Isle of Man court. The KFG Companies are proceeding with their counterclaims in the Isle of Man. A trial has been set to commence in May 2013.

        In a separate arbitration proceeding initiated against the KFG Companies by Kyrgyzstan Mobitel Investment Company Limited ("KMIC"), under the rules of the London Court of International Arbitration, the arbitration tribunal in its award found that the KFG Companies breached a transfer agreement dated May 31, 2003 (the "Transfer Agreement"), concerning the shares of Bitel. The Transfer Agreement was made between the KFG Companies and IPOC International Growth Fund Limited ("IPOC"), although IPOC subsequently assigned its interest to KMIC, and KMIC was the claimant in the arbitration. The tribunal ruled that the KFG Companies breached the Transfer Agreement when they failed to establish a date on which the equity interests in Bitel were to be transferred to KMIC and by failing to take other steps to transfer the Bitel interests. This breach occurred prior to MTS Finance's acquisition of the KFG Companies. The arbitration tribunal ruled that KMIC is entitled only to damages in an amount to be determined in future proceedings. The tribunal is currently deciding whether to stay the damages phase of the LCIA proceedings pending conclusion of the Isle of Man proceedings. The Group is not able to predict the outcome of these proceedings or the amount of damages to be paid, if any.

        In March 2013 Nomihold has obtained initial permission from the English Commercial Court to serve proceedings out of the jurisdiction on MTS. Nomihold purports that MTS is liable to compensate it for a number of allegedly tortious wrongs, relating in part to recent proceedings in an international arbitration tribunal constituted under the rules of the LCIA between Nomihold and MTS Finance, in the total amount exceeding $215 million. MTS denies any allegation of wrongdoing and considers the claims made by Nomihold without merit and inadmissible before the English courts. MTS is considering its legal position.

        Litigation in Ukraine—In August 2012, the Group received from MTS LLC, based in Ukraine, a claim regarding dismissal of international registration of 4 of the Group trademarks on the territory of Ukraine. The claim is currently handled by the Economic Court of Kiev, which suspended the case for the legal examination. We cannot reasonably estimate the risk of negative consequences.

        Other litigation—In the ordinary course of business, the Group is a party to various legal, tax and customs proceedings, and subject to claims, certain of which relate to developing markets and evolving fiscal and regulatory environments in which MTS operates. Management believes that the Group's liability, if any, in all such pending litigation, other legal proceeding or other matters will not have a material effect upon its financial condition, results of operations or liquidity of the Group.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

30. SUBSEQUENT EVENTS

        Acquisition of a 25.095% stake in MTS Bank—On April 3, 2013, subsequent to the statement of financial position date, the Group completed the acquisition of a 25.095% ownership interest in MTS Bank through the purchase of MTS Bank's additional share issuance for RUB 5.09 billion ($163.5 million as of April 3, 2013). As a result of the transaction, the Group's effective ownership in MTS Bank increased to 26.75%, as MTS OJSC previously owned an interest of 1.66% in MTS Bank through its subsidiary MGTS.

        Placement of Exchange-Traded Ruble Bonds—On April 3, 2013, subsequent to the statement of financial position date, the Group placed exchange-traded ruble-denominated notes with a par value of RUB 10 billion ($321.4 million as of April 3, 2013) on the MICEX-RTS. The notes issued mature in ten years and include semiannual coupon payments at a rate of 8.25%. According to the terms of placement noteholders will have the right to demand repurchase of the notes from the Group in five years.

        Bitel—In April 2013, a specific freezing injunction over (i) Altimo Holding's interest in its Dutch subsidiary, Altimo Coöperatief U.A., and (ii) VimpelCom common shares previously worth approximately $500 million (Note 29) was increased to $900 million by the order of the Isle of Man court.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

OJSC MOBILE TELESYSTEMS AND SUBSIDIARIES
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions and Other Adjustments(1)	Balance at End of Period
	(in thousands)
Year Ended December 31, 2012
Allowance for doubtful accounts	$96,961	$76,772	$(59,778)	$113,955
Valuation allowance for deferred tax assets	163,075	—	25	163,100

Year Ended December 31, 2011
Allowance for doubtful accounts	$120,468	$101,967	$(125,474)	$96,961
Valuation allowance for deferred tax assets	165,994	—	(2,919)	163,075

Year Ended December 31, 2010
Allowance for doubtful accounts	$97,653	$123,352	$(100,537)	$120,468
Valuation allowance for deferred tax assets	182,308	—	(16,314)	165,994

Year Ended December 31, 2009
Allowance for doubtful accounts	$69,603	$105,260	$(77,210)	$97,653
Valuation allowance for deferred tax assets	26,744	78,761	76,803	182,308

(1)
Includes the impact of foreign currency translation adjustments.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
Accounting principles

        Accounting principles—The Group's entities maintain accounting books and records in local currencies of their domicile in accordance with the requirements of respective accounting and tax legislation. The accompanying consolidated financial statements have been prepared in order to present MTS' financial position and its results of operations and cash flows in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and are expressed in terms of U.S. Dollars.

        The accompanying consolidated financial statements differ from the financial statements used for statutory purposes in that they reflect certain adjustments, not recorded on the entities' books, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. The principal adjustments are related to revenue recognition, foreign currency translation, deferred taxation, consolidation, acquisition accounting, depreciation and valuation of property, plant and equipment, intangible assets and investments.

Basis of consolidation

        Basis of consolidation—Wholly-owned and majority-owned subsidiaries where the Group has operating and financial control are consolidated. All intercompany accounts and transactions are eliminated upon consolidation. Those ventures where the Group exercises significant influence but does not have operating and financial control are accounted for using the equity method. Investments in which the Group does not have the ability to exercise significant influence over operating and financial policies are accounted for under the cost method and included in other investments in the consolidated statements of financial position. The Group's share in the net income of unconsolidated associates is included in other income in the accompanying consolidated statements of operations and comprehensive income and disclosed in Note 14. Results of operations of subsidiaries acquired are included in the consolidated statements of operations and comprehensive income from the date of their acquisition.

        For entities where (1) the total equity investment at risk is sufficient to enable the entity to finance its activities without additional support and (2) the equity holders bear the economic residual risks and returns of the entity and have the power to direct the activities of the entity that most significantly affect its economic performance, the Group consolidates those entities it controls either through a majority voting interest or otherwise. For entities that do not meet these criteria, commonly known as variable interest entities ("VIEs"), the Group consolidates those entities where the Group has the power to make the decisions that most significantly affect the economic performance of the VIE and has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

        As of December 31, 2012 and 2011, the Company had investments in the following significant legal entities:

		December 31,
	Accounting method
		2012	2011
Barash Communications Technologies, Inc. ("BCTI")	Consolidated	100.0%	100.0%
Comstar-Regions	Consolidated	100.0%	100.0%
MTS Bermuda(1)	Consolidated	100.0%	100.0%
MTS Finance(2)	Consolidated	100.0%	100.0%
MTS Ukraine	Consolidated	100.0%	100.0%
RTC	Consolidated	100.0%	100.0%
Sibintertelecom	Consolidated	100.0%	100.0%
TVT	Consolidated	100.0%	100.0%
Infocentr	Consolidated	100.0%	100.0%
Inteleca Group	Consolidated	100.0%	100.0%
Altair	Consolidated	100.0%	100.0%
Sistema Telecom	Consolidated	100.0%	100.0%
Uzdunrobita	Consolidated	100.0%	100.0%
Tascom	Consolidated	100.0%	—
Elf Group	Consolidated	100.0%	—
Intercom	Consolidated	100.0%	—
Zheleznogorsk City Telephone Communications ("ZhelGorTeleCom")	Consolidated	100.0%	—
Pilot	Consolidated	100.0%	—
TVKiK	Consolidated	100.0%	—
Metro-Telecom	Consolidated	95.0%	95.0%
Moscow City Telephone Network ("MGTS")	Consolidated	94.6%	94.1%
K-Telecom	Consolidated	80.0%	80.0%
MTS International Funding Limited ("MTS International")	Consolidated	VIE	VIE
Intellect Telecom	Equity	47.0%	47.0%
Stream	Equity	45.0%	100.0%
MTS Belarus	Equity	49.0%	49.0%
(1)
A wholly-owned subsidiary established to repurchase the Company's ADSs.

(2)
Represents beneficial ownership.

        The Group consolidates MTS International, a private company organized and existing as a private limited company under the laws of Ireland, which qualified as a variable interest entity under Financial Accounting Standards Board Accounting Standards Codification ("ASC") 810, Consolidation. The Group is the primary beneficiary of MTS International. MTS International was established for the purpose of raising capital through the issuance of debt securities on the Irish Stock Exchange followed by transferring the proceeds through a loan facility to the Group. In 2010, MTS International issued $750.0 million 8.625% notes due in 2020 (Note 17). The notes are guaranteed by MTS OJSC in the event of default. While the Group does not hold any equity in MTS International, it has concluded that it is the primary beneficiary by virtue of the fact that it has the power to direct the activities of MTS International that most significantly impact its performance and by virtue of the guarantee has the obligation to absorb losses of MTS International that could potentially be significant to MTS International.

        The table below summarizes the assets and liabilities of MTS International as of December 31, 2012 and 2011:

	December 31,
	2012	2011
Cash and cash equivalents	$28	$35
Intercompany Receivable from OJSC MTS(1)	751,617	751,617

Total assets:	$751,645	$751,652

Interest payable(2)	$1,617	$1,617
Notes payable due 2020(3)	750,000	750,000
Other payables	26	14

Total liabilities:	$751,643	$751,631

(1)
Eliminated in the Group consolidated statements of financial position

(2)
Relates to MTS International Notes due 2020, included in Accrued liabilities in the Group consolidated statements of financial position

(3)
Included in Notes payable, net of current portion, in the Group consolidated statements of financial position (Note 17)

        The MTS International Notes due 2020 and related interest payable are fully covered by intercompany receivables from OJSC MTS. MTS International does not perform any other activities except those required for notes servicing. The Group bears all costs incurred by MTS International incurs in connection with the notes maintenance activities. Such costs for the years ended December 31, 2012 and 2011 amounted to $64.7 million and $66.4 million, respectively, and were included in interest expense reported by the Group.

Functional currency translation methodology

        Functional currency translation methodology—As of December 31, 2012, the functional currencies of Group entities were as follows:

  •
  For entities incorporated in the Russian Federation, MTS Bermuda, MTS Finance and MTS International—the Russian ruble ("RUB");

  •
  For MTS Ukraine—the Ukrainian hryvnia;

  •
  For the Turkmen branch of BCTI—the Turkmenian manat;
  •
  For K-Telecom—the Armenian dram;

  •
  For MTS Belarus—U.S. Dollar ("USD");

  •
  For Uzdunrobita and other entities—the U.S. Dollar.

        Until October 1, 2011, the functional currency of MTS Belarus, the Group's equity investee, was the local currency. However, the three-year cumulative inflation rate for Belarus exceeded 100 percent as of September 30, 2011, thereby meeting the quantitative requirement under U.S. GAAP for its economy to be considered highly inflationary. The Group reevaluated the functional currency criteria under ASC 830 Foreign Currency Matters, and determined that, starting October 1, 2011, the functional currency of MTS Belarus was the U.S. Dollar. The impact of the change in functional currency of MTS Belarus on the Group's consolidated financial statements was an increase in the carrying value of investments and advances in associates by $88.8 million as of October 1, 2011.

        The Group's reporting currency is U.S. Dollar. Remeasurement of the financial statements into functional currencies, where applicable, and translation of financial statements into U.S. Dollars has been performed as follows:

        For entities whose records are not maintained in their functional currencies, monetary assets and liabilities have been remeasured at the period-end exchange rates. Non-monetary assets and liabilities have been remeasured at historical rates. Revenues, expenses and cash flows have been remeasured at average rates. Remeasurement differences resulting from the use of these rates have been accounted for as currency exchange and transaction gains and losses in the accompanying consolidated statements of operations and comprehensive income.

        For entities whose records are maintained in their functional currency, which is other than the reporting currency, all year-end assets and liabilities have been translated into U.S. Dollars at the period-end exchange rate. Revenues and expenses have been translated at the average exchange rate for the period. Translation differences resulting from the use of these rates are reported as a component of other comprehensive income.

Management estimates

        Management estimates—The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Significant estimates include the allowance for doubtful accounts and inventory obsolescence, valuation allowance for deferred tax assets for which it is more likely than not the assets will not be realized, the valuation of assets acquired and liabilities assumed in business combinations and income tax benefits, the recoverability of investments and the valuation of goodwill, intangible assets, other long-lived assets, certain accrued liabilities and financial instruments.

Cash and cash equivalents

        Cash and cash equivalents—Cash and cash equivalents represent cash on hand and in bank accounts and short-term investments, including term deposits, having original maturities of less than three months.

Short-term investments and loans

        Short-term investments and loans—Short-term investments generally represent investments in promissory notes, loans and time deposits which have original maturities in excess of three months and are repayable in less than twelve months. These investments are being accounted for at amortized cost.

Other investments and loans

        Other investments and loans—Long-term financial instruments consist primarily of investments and loans. Since quoted market prices are not readily available for all of its long-term financial instruments held by the Group, estimates of fair value are computed incorporating various unobservable market inputs.

Property, plant and equipment

        Property, plant and equipment—Property, plant and equipment, including improvements are stated at cost. Property, plant and equipment with a useful life of more than one year is capitalized at historical cost and depreciated on a straight-line basis over its expected useful life. Construction in progress and equipment held for installation is not depreciated until the constructed or installed asset is ready for its intended use. Maintenance and repair costs are expensed as incurred, while upgrades and improvements are capitalized.

Other intangible assets

        Other intangible assets—Other intangible assets primarily consists of billing, telecommunication, accounting and office software as well as numbering capacity and customer base. These assets are assets with finite useful lives. They are recognized at cost and amortized on a straight-line basis over their estimated useful lives.

Accounts receivable

        Accounts receivable—Accounts receivable are stated net of allowance for doubtful accounts. Concentrations of credit risk with respect to trade receivables are limited due to a highly diversified customer base, which includes a large number of individuals, private businesses and state-financed institutions.

Provision for doubtful accounts

        Provision for doubtful accounts—The Group provides an allowance for doubtful accounts based on management's periodic review for recoverability of trade receivables, advances given, loans and other receivables. Such allowance reflects specific cases, collection trends or estimates based on evidence of collectability. For changes in the provision for doubtful accounts receivable see Note 8.

Inventory and spare parts

        Inventory and spare parts—Inventory is stated at the lower of cost or market value. Inventory cost is determined using the weighted average cost method. Handsets and accessories held for sale are expensed when sold. The Group periodically assesses its inventories for obsolete and slow-moving stock.

Value-added tax("VAT")

        Value-added tax ("VAT")—Value-added tax related to sales is payable to the tax authorities on an accrual basis based upon invoices issued to the customer. VAT incurred for purchases may be reclaimed from the state, subject to certain restrictions, against VAT related to sales.

Asset retirement obligations

        Asset retirement obligations—The Group calculates asset retirement obligations and an associated asset retirement cost when the Group has a legal or constructive obligation in connection with the retirement of tangible long-lived assets. The Group's obligations relate primarily to the cost of removing its equipment from sites. The Group recorded the present value of asset retirement obligations as other long-term liabilities in the consolidated statement of financial position.

License costs

        License costs—License costs are being amortized during the initial license period without consideration of possible future renewals, subject to periodic review for impairment, on a straight-line basis over the period of validity, which varies from three to fifteen years.

Goodwill

        Goodwill—For acquisitions before January 1, 2009 goodwill represents an excess of the consideration paid over the fair market value of net identifiable assets acquired in purchase business combinations and is not amortized. For the acquisitions after January 1, 2009 goodwill is determined as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. Goodwill is reviewed for impairment at least annually or whenever it is determined that one or more impairment indicators exist. The Group determines whether impairment has occurred by assigning goodwill to the reporting unit or segment identified in accordance with the authoritative guidance on intangible assets, and comparing the carrying amount of the reporting unit to the fair value of the reporting unit. If an impairment of goodwill has occurred, the Group recognizes a loss for the difference between the carrying amount and the implied fair value of goodwill. During the year ended December 31, 2012 the Group recognized goodwill impairment in amount of $108.5 million related to Uzdunrobita litigation (Note 4).

Impairment of long-lived assets

        Impairment of long-lived assets—The Group periodically evaluates the recoverability of the carrying amount of its long-lived assets. Whenever events or changes in circumstances indicate that the carrying amounts of those assets may not be recoverable, the Group compares undiscounted net cash flows estimated to be generated by those assets to the carrying amount of those assets. When the undiscounted cash flows are less than the carrying amounts of the assets, the Group records impairment losses to write the asset down to fair value, measured by the estimated discounted net future cash flows expected to be generated from the use of the assets. Impairment of property, plant and equipment and intangible assets (excluding goodwill noted above) amounted to $518.9 million, $19.0 million and $127.9 million for the years ended December 31, 2012, 2011 and 2010, respectively. Impairment losses in the amount of $502.3 million for the year ended December 31, 2012 and $119.6 million for the year ended December 31, 2010 were recognized by the Group subsidiaries in Uzbekistan and Turkmenistan as a result of the events described in Note 4 and Note 5, respectively. Impairment losses in the amount of $15.5 million and $1.1 million for the year ended December 31, 2012, $16.2 million and $2.7 million for the year ended December 31, 2011, and $4.6 million and $3.6 million for the year ended December 31, 2010 were recognized by the "Russia" and "Ukraine" segments, respectively.

Subscriber prepayments

        Subscriber prepayments—The Group requires the majority of its customers to pay in advance for telecommunications services. All amounts received in advance of services provided are recorded as a subscriber prepayment liability and are not recorded as revenues until the related services have been provided to the subscriber.

Treasury stock	Treasury stock—Shares of common stock repurchased by the Group are recorded at cost as treasury stock and reduce the shareholders' equity in the Group's consolidated financial statements.
Revenue recognition

        Revenue recognition—Revenue includes all revenues from the ordinary business activities of the Group. Revenues are recorded net of value-added tax. They are recognized in the accounting period in which they are earned in accordance with the realization principle.

        Revenues derived from wireless, local telephone, long distance, data and video services are recognized when services are provided. This is based upon either usage (minutes of traffic processed, volume of data transmitted) or period of time (monthly subscription fees).

        The content revenue is presented net of related costs when the Group acts as an agent of the content providers while the gross revenue and related costs are recorded when the Group is a primary obligor in the arrangement.

        Upfront fees received for connection of new subscribers, installation and activation of wireless, wireline and data transmission services ("connection fees") are deferred and recognized over the estimated average subscriber life, as follows:

Mobile subscribers	7 months - 5 years
Residential wireline voice phone subscribers	15 years
Residential subscribers of broadband internet service	1 year
Other fixed line subscribers	3 - 5 years

        The Group calculates an average life of mobile subscribers for each region in which it operates and amortizes connection fees based on average life specific to that region.

Customer incentives

        Customer incentives—Incentives provided to customers are usually offered on signing a new contract or as part of a promotional offering. Incentives, representing the reduction of the selling price of the service (free minutes and discounts) are recorded in the period to which they relate, when the respective revenue is recognized, as a reduction to both trade receivables and service revenue.

Prepaid cards

        Prepaid cards—The Group sells prepaid cards to subscribers, separately from the handset. Prepaid cards, used as a method of cash collection, are accounted for as customer advances. These cards allow subscribers to make a predetermined allotment of wireless phone calls and/or take advantage of other services offered by the Group, such as short messages and value-added services. Revenue from the sale of prepaid cards is deferred until the service is rendered to the customer uses the airtime or the card expires.

Roaming discounts

        Roaming discounts—The Group enters into roaming discount agreements with a number of wireless operators. According to the terms of the agreements the Group is obliged to provide and entitled to receive a discount that is generally dependent on the volume of inter operator roaming traffic. The Group accounts for rebates received from and granted to roaming partners in accordance with the authoritative guidance on customer payments and incentives. The Group uses various estimates and assumptions, based on historical data and adjusted for known changes, to determine the amount of discount to be received or granted. Such estimates are adjusted monthly to reflect newly-available information. The Group accounts for discounts received as a reduction of roaming expenses and rebates granted as reduction of roaming revenue. The Group considers terms of the various roaming discount agreements in order to determine the appropriate presentation of the amounts receivable from and payable to its roaming partners in its consolidated statement of financial position.

Sales and marketing expenses

        Sales and marketing expenses—Sales and marketing expenses consist primarily of dealers' commissions and advertising costs. Dealers' commissions are linked to revenues received during the six-month period from the date a new subscriber is activated by a dealer. The Group expenses these costs as incurred. Advertising costs for the years ended December 31, 2012, 2011 and 2010, were $257.7 million, $305.2 million and $319.7 million, respectively.

Retirement benefit and social security costs

        Retirement benefit and social security costs—The Group contributes to the local state pension and social funds, on behalf of all its employees.

        In Russia all social contributions paid during the year ended December 31, 2012 are represented by payments to governmental social funds, including the Pension Fund of the Russian Federation, the Social Security Fund of the Russian Federation and the Medical Insurance Fund of the Russian Federation.

        Direct contributions to those funds replaced payments of unified social tax which was abolished effective January 1, 2010. The contributions are expensed as incurred. The amount of social contributions recognized by the Group in Russia amounted to $210.0 million, $200.0 million and $127.6 million in 2012, 2011 and 2010, respectively.

        MGTS, a subsidiary of the Group, has historically offered its employees certain benefits upon and after retirement. The cost of such benefits includes interest costs, current service costs, amortization of prior service costs and net actuarial loss/gain. The expense is recognized during an employee's years of active service with MGTS. The recognition of expense for retirement pension plans is impacted by estimates made by management such as discount rates used to value certain liabilities, expected return on assets, future rates of compensation increase and other related assumptions. The Group accounts for pension plans in accordance with the requirements of the Financial Accounting Standards Board ("FASB") authoritative guidance on retirement benefits.

        In Ukraine, Uzbekistan, Turkmenistan and Armenia the subsidiaries of the Group are required to contribute a specified percentage of each employee payroll up to a fixed limit to the local pension fund, unemployment and social security funds. Payments to the pension fund in Ukraine amounted to $80.3 million, $62.1 million and $70.5 million for the years ended December 31, 2012, 2011 and 2010, respectively. Amounts contributed to the pension funds in Uzbekistan, Turkmenistan and Armenia were not significant.

Financial instruments and hedging activities

        Financial instruments and hedging activities—From time to time, to optimize the structure of business acquisitions and to defer payment of the purchase price, the Group enters into put and call option agreements to acquire the remaining noncontrolling stakes in newly acquired subsidiaries. As these put and call option agreements are not freestanding, the underlying shares of such put and call options are classified as redeemable securities and are accounted for at redemption value which is the fair value of redeemable noncontrolling interests as of the reporting date. The fair value of redeemable noncontrolling interests is measured using the discounted future cash flows techniques, subject to applicable caps. The noncontrolling interest is measured at fair value using the discounted cash flow technique utilizing significant unobservable inputs ("Level 3" significant unobservable inputs of the hierarchy established by the U.S. GAAP guidance). Changes in the redemption value of redeemable noncontrolling interests are accounted for in the Group's retained earnings. Redeemable noncontrolling interests are presented as temporary equity in the consolidated statement of financial position.

        The Group uses derivative instruments, including interest rate and foreign currency swaps, to manage foreign currency and interest rate risk exposures. The Group measures derivatives at fair value and recognizes them as either other current or other non-current assets or liabilities in the consolidated statement of financial position. The Group reviews its fair value hierarchy classifications on a quarterly basis. Changes in significant observable valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. During the years ended December 31, 2012, 2011 and 2010, no reclassifications occurred. The fair value measurement of the Group's derivative instruments is based on the observable yield curves for similar instruments ("Level 2" of the hierarchy established by the U.S. GAAP guidance).

        The Group designates derivatives as either fair value hedges or cash flow hedges in case the required criteria are met. Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in the consolidated statement of operations together with any changes in the fair value of the hedged asset or liability that is attributed to the hedged risk.

        The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges are recognized in accumulated other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statement of operations. For derivatives that do not meet the conditions for hedge accounting, gains and losses from changes in the fair value are included in the consolidated statement of operations (Note 20).

        Assets and liabilities related to multiple derivative contracts with one counterparty are not offset by the Group.

        The Group does not use financial instruments for trading or speculative purposes.

Fair value of financial instruments

        Fair value of financial instruments—The fair market value of financial instruments, consisting of cash and cash equivalents, short-term investments, receivables and payables, which are included in current assets and liabilities, approximates the carrying value of these items due to the short term nature of these amounts. The fair value of issued notes as of December 31, 2012, is disclosed in Note 17 and is based on quoted prices in active markets.

        Based on current market interest rates available to the Group for long-term borrowings with similar terms and maturities, the Group believes the fair value of other fixed rate debt including capital lease obligations and the fair value of variable rate debt approximated its carrying value as of December 31, 2012.

        Fair value of financial and non-financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:

        Level 1—Quoted prices in active markets for identical assets or liabilities;

        Level 2—Observable inputs other than quoted prices in active markets for identical assets and liabilities;

        Level 3—No observable pricing inputs in the market.

        Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.

Stock-based compensation

        Stock-based compensation—The Group accounts for stock-based compensation under the authoritative guidance on share based compensation. Under the provisions of this guidance companies must calculate and record the cost of equity instruments, such as stock options awarded to employees for services received, in the statements of operation. The cost of the equity instruments is to be measured based on the fair value of the instruments on the date they are granted (with certain exceptions) and recognized over the period during which the employees are required to provide services in exchange for equity instruments. Compensation cost related to phantom stock options granted to our employees recognized in the Group's consolidated statement of operations for the years ended December 31, 2012, 2011 and 2010, amounted to $46.5 million, $16.0 million and $7.8 million, respectively.

New and recently adopted accounting pronouncements

        New and recently adopted accounting pronouncements—In June 2011, the FASB amended its guidance on the presentation of comprehensive income. Under the amended guidance, an entity has the option to present comprehensive income in either one continuous statement or two consecutive financial statements. A single statement must present the components of net income and total net income, the components of other comprehensive income and total other comprehensive income, and a total for comprehensive income. In a two-statement approach, an entity must present the components of net income and total net income in the first statement. That statement must be immediately followed by a financial statement that presents the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income. The option under the current guidance that permits the presentation of components of other comprehensive income as part of the statement of changes in stockholders' equity has been eliminated. Furthermore, the guidance requires items reclassified from other comprehensive income to net income to be disclosed in both net income and other comprehensive income. The guidance is to be applied on a retrospective basis for all annual and interim periods beginning on or after December 15, 2011. As a result of adoption of amendments to the guidance the Group presented components of other comprehensive income as part of the single continuous statement of operations and comprehensive income.

        In September 2011, the FASB updated the authoritative guidance on testing goodwill for impairment. The update gives entities carrying out goodwill impairment test an option of performing qualitative assessment before calculating the fair value of a reporting unit. If an entity determines, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The guidance became effective for the Group on January 1, 2012 and was applied on a prospective basis. The adoption of this guidance did not have any significant impact on the Group's consolidated financial statements.

        In December 2011, the FASB issued guidance enhancing disclosure requirements surrounding the nature of an entity's right to offset and related arrangements associated with its financial instruments and derivative instruments. This new guidance requires companies to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to master netting arrangements. This new guidance is effective beginning on or after January 1, 2013. As this guidance only requires expanded disclosures, its adoption will not have an impact on the Group's consolidated financial position or results of operations.

        In July 2012, the FASB updated the authoritative guidance on testing indefinite-lived intangible assets for impairment. The update permits the entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test. The guidance is effective for all entities for annual and interim goodwill impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of this guidance is not expected to have a significant impact on the Group's consolidated financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
Schedule of significant legal entities

		December 31,
	Accounting method
		2012	2011
Barash Communications Technologies, Inc. ("BCTI")	Consolidated	100.0%	100.0%
Comstar-Regions	Consolidated	100.0%	100.0%
MTS Bermuda(1)	Consolidated	100.0%	100.0%
MTS Finance(2)	Consolidated	100.0%	100.0%
MTS Ukraine	Consolidated	100.0%	100.0%
RTC	Consolidated	100.0%	100.0%
Sibintertelecom	Consolidated	100.0%	100.0%
TVT	Consolidated	100.0%	100.0%
Infocentr	Consolidated	100.0%	100.0%
Inteleca Group	Consolidated	100.0%	100.0%
Altair	Consolidated	100.0%	100.0%
Sistema Telecom	Consolidated	100.0%	100.0%
Uzdunrobita	Consolidated	100.0%	100.0%
Tascom	Consolidated	100.0%	—
Elf Group	Consolidated	100.0%	—
Intercom	Consolidated	100.0%	—
Zheleznogorsk City Telephone Communications ("ZhelGorTeleCom")	Consolidated	100.0%	—
Pilot	Consolidated	100.0%	—
TVKiK	Consolidated	100.0%	—
Metro-Telecom	Consolidated	95.0%	95.0%
Moscow City Telephone Network ("MGTS")	Consolidated	94.6%	94.1%
K-Telecom	Consolidated	80.0%	80.0%
MTS International Funding Limited ("MTS International")	Consolidated	VIE	VIE
Intellect Telecom	Equity	47.0%	47.0%
Stream	Equity	45.0%	100.0%
MTS Belarus	Equity	49.0%	49.0%
(1)
A wholly-owned subsidiary established to repurchase the Company's ADSs.

(2)
Represents beneficial ownership.

Summary of the assets and liabilities of the VIE

	December 31,
	2012	2011
Cash and cash equivalents	$28	$35
Intercompany Receivable from OJSC MTS(1)	751,617	751,617

Total assets:	$751,645	$751,652

Interest payable(2)	$1,617	$1,617
Notes payable due 2020(3)	750,000	750,000
Other payables	26	14

Total liabilities:	$751,643	$751,631

(1)
Eliminated in the Group consolidated statements of financial position

(2)
Relates to MTS International Notes due 2020, included in Accrued liabilities in the Group consolidated statements of financial position

(3)
Included in Notes payable, net of current portion, in the Group consolidated statements of financial position (Note 17)

Schedule of estimated average subscriber lives

Mobile subscribers	7 months - 5 years
Residential wireline voice phone subscribers	15 years
Residential subscribers of broadband internet service	1 year
Other fixed line subscribers	3 - 5 years

BUSINESS ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2012
Business acquisitions
Pro forma financial data for the acquisitions of Elf Group, Intercom, Zhelgortelecom, Kurchatov and Tascom

	2012	2011
Pro forma:
Net revenues	$12,455,846	$12,357,783
Net income	1,011,836	1,455,503

Revenue and earnings of the companies acquired from third parties since the acquisition date included in the consolidated statement of operations and comprehensive income

        The following amounts of revenue and earnings of companies acquired in 2012 since the acquisition date are included into the consolidated statement of operations and comprehensive income for the year ended December 31, 2012:

2012
Net revenues	$26,289
Net income	5,006

Regional fixed line operators acquired in 2012
Business acquisitions
Purchase price allocation of acquisition

        The following table summarizes the purchase price allocation for regional fixed line operators acquired during the year ended December 31, 2012:

	Elf Group	Intercom	ZhelGorTeleCom	Pilot & TVKiK	Total
Month of acquisition	August	August	October	October
Region of operations	Central region	Volga region	Central region	Central region
Ownership interest acquired	100%	100%	100%	100%
Current assets	$180	$278	$135	$109	$702
Property, plant and equipment	1,530	361	108	663	2,662
Goodwill	5,407	1,950	3,698	1,746	12,801
Customer base	1,401	901	1,748	692	4,742
Current liabilities	(1,368)	(469)	(411)	(188)	(2,436)
Non-current liabilities	(280)	(180)	(355)	(138)	(953)
Fair value of contingent consideration	(878)	(316)	(162)	—	(1,356)

Consideration paid	$5,992	$2,525	$4,761	$2,884	$16,162

Tascom
Business acquisitions
Purchase price allocation of acquisition

Current assets	$15,435
Property, plant and equipment	18,452
Goodwill	34,089
Customer base	5,293
Other non-current assets	6,383
Current liabilities	(25,659)
Non-current liabilities	(3,363)
Fair value of contingent consideration	(5,365)

Consideration paid	$45,265

Regional fixed line operators acquired in 2011
Business acquisitions
Purchase price allocation of acquisition

        The following table summarizes the purchase price allocation for regional fixed line operators acquired during the year ended December 31, 2011:

	Inteleca Group	Infocentr	Altair	TVT	Total
Month of acquisition	April	April	August	October
Region of operations	Sibir region	Ural region	Central region	Volga region
Ownership interest acquired	100%	100%	100%	100%
Current assets	$853	$2,840	$3,172	$7,623	$14,488
Property, plant and equipment	10,812	2,585	3,739	68,789	85,925
Goodwill	10,662	14,711	12,726	111,967	150,066
Customer base	2,217	4,820	13,025	7,330	27,392
Other non-current assets	22	17	1,618	1,889	3,546
Current liabilities	(4,491)	(8,547)	(5,542)	(25,510)	(44,090)
Non-current liabilities	(875)	(989)	(3,148)	(9,545)	(14,557)

Consideration paid	$19,200	$15,437	$25,590	$162,543	$222,770

TVT
Business acquisitions
Purchase price allocation of acquisition

	Amounts Recognized as of Acquisition Date	Measurement Period Adjustments	Amounts Recognized as of Acquisition Date (as Adjusted)
Current assets	$7,623	$—	$7,623
Property, plant and equipment	31,664	37,125	68,789
Goodwill	147,591	(35,624)	111,967
Customer base	—	7,330	7,330
Other non-current assets	1,813	76	1,889
Current liabilities	(25,510)	—	(25,510)
Non-current liabilities	(638)	(8,907)	(9,545)

Consideration paid	$162,543	$—	$162,543

Regional fixed line operators acquired in 2010
Business acquisitions
Purchase price allocation of acquisition

        The following table summarizes the purchase price allocation for regional fixed line operators acquired during the year ended December 31, 2010:

	Tenzor Telecom	Penza Telecom	NMSK	Lanck Telecom	Total
Month of acquisition	February	June	December	December
Region of operations	Central region	Volga region	Sibir region	North-West region
Ownership interest acquired	100%	100%	100%	100%
Current assets	$711	$1,076	$2,575	$1,634	$5,996
Property, plant and equipment	2,191	2,407	10,625	10,618	25,841
Goodwill	6,616	7,394	14,113	11,119	39,242
Customer base	—	15,603	5,512	6,733	27,848
Other non-current assets	—	—	124	337	461
Current liabilities	(3,142)	(4,369)	(8,607)	(10,936)	(27,054)
Non-current liabilities	(130)	(2,779)	(944)	(1,684)	(5,537)

Consideration paid	$6,246	$19,332	$23,398	$17,821	$66,797

Multiregion.
Business acquisitions
Purchase price allocation of acquisition

Current assets	$46,776
Non-current assets	46,732
Customer base	76,376
Goodwill	148,743
Current liabilities	(126,780)
Non-current liabilities	(44,007)
Fair value of noncontrolling interests	(24,244)

Consideration paid	$123,596

OPERATIONS IN UZBEKISTAN (Tables) (Uzbekistan)	12 Months Ended
Dec. 31, 2012
Uzbekistan
OPERATIONS IN UZBEKISTAN
Impairment loss of the long-lived assets

As a result, an impairment loss of the following long-lived assets was recorded in the consolidated statement of operations and comprehensive income for the year ended December 31, 2012 and was assigned to the "Uzbekistan" segment:

Impairment loss
Property, plant and equipment	$256,355
Licenses	82,885
Rights to use radio frequencies	76,641
Numbering capacity	36,145
Software and other intangible assets	50,241
Goodwill	108,544

Total impairment loss relating to goodwill and long-lived assets	$610,811

OPERATIONS IN TURKMENISTAN (Tables) (Turkmenistan)	12 Months Ended
Dec. 31, 2012
Turkmenistan
OPERATIONS IN TURKMENISTAN
Impairment loss of the long-lived assets

Impairment loss
Property, plant and equipment	$107,469
Software and other intangible assets	12,111

Total impairment loss	$119,580

CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS
Schedule of components of cash and cash equivalents

	December 31,
	2012	2011
Ruble current accounts	$243,693	$300,057
Ruble deposit accounts	116,881	934,169
U.S. Dollar current accounts	41,508	321,949
U.S. Dollar deposit accounts	50,000	101,600
Euro current accounts	166,642	25,770
Euro deposit accounts	—	2,600
Hryvna current accounts	8,763	10,873
Hryvna deposit accounts	77,130	—
Uzbek som current accounts	11,960	150,547
Turkmenian manat current accounts	5,760	1,501
Armenian dram current accounts	2,457	1,616
Other	9	144

Total cash and cash equivalents	$724,803	$1,850,826

SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS
Short-term investments

        Short-term investments as of December 31, 2012 comprised the following:

Type of investment	Annual interest rate	Maturity date	Amount
Deposits	4.1 - 9.0%	January - June 2013	$132,826
Other			3

Total			$132,829

        Short-term investments as of December 31, 2011 comprised the following:

Type of investment	Annual interest rate	Maturity date	Amount
Deposits	2.0 - 11.0%	January - October 2012	$80,291
Belarusian ruble denominated deposits	26.0 - 37.0%	February - April 2012	5,933
Other			18

Total			$86,242

TRADE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2012
TRADE RECEIVABLES, NET
Schedule of net trade receivables

	December 31,
	2012	2011
Subscribers	$372,480	$351,786
Interconnect	111,626	112,751
Dealers	80,907	106,000
Roaming	513,662	283,830
Other	134,039	106,402
Allowance for doubtful accounts	(113,955)	(96,961)

Trade receivables, net	$1,098,759	$863,808

Schedule of changes in the allowance for doubtful accounts receivable

        The following table summarizes the changes in the allowance for doubtful accounts receivable for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Balance, beginning of year	$96,961	$120,468	$97,653
Provision for doubtful accounts	76,772	101,967	123,352
Accounts receivable written off	(53,699)	(120,673)	(99,708)
Currency translation adjustment	(6,079)	(4,801)	(829)

Balance, end of year	$113,955	$96,961	$120,468

INVENTORY AND SPARE PARTS (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORY AND SPARE PARTS
Schedule of inventory and spare parts

	December 31,
	2012	2011
Handsets and accessories	$238,043	$223,764
Spare parts for telecommunication equipment	23,528	28,533
SIM cards and prepaid phone cards	5,475	10,445
Advertising materials	34	1,320
Other materials	15,593	27,013

Total inventory and spare parts	$282,673	$291,075

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT
Net book value of property, plant and equipment

		December 31,
	Useful lives, months
		2012	2011
Network, base station equipment and related leasehold improvements (including leased assets of $nil and $1.2 million)	60 - 204	$12,897,657	$11,438,358
Office equipment, computers and other	36 - 180	1,308,512	1,232,189
Buildings and related leasehold improvements (including leased assets of $0.8 million and $0.8 million)	240 - 600	826,880	776,359
Vehicles (including leased assets of $32.6 million and $31.5 million)	36 - 84	94,313	88,162

Property, plant and equipment, at cost (including leased assets of $33.4 million and $33.5 million)		15,127,362	13,535,068
Accumulated depreciation (including leased assets of $18.3 million and $11.4 million)		(7,996,845)	(7,023,556)
Construction in progress and equipment for installation		1,817,695	1,730,965

Property, plant and equipment, net		$8,948,212	$8,242,477

LICENSES (Tables) (Licenses)	12 Months Ended
Dec. 31, 2012
Licenses
Licenses
Recorded values of the Group's telecommunication licenses

	December 31,
	2012	2011
Russia	$9,021	$20,320
Uzbekistan	—	196,517
Armenia	183,705	192,186
Ukraine	49,351	49,494

Licenses, at cost	242,077	458,517
Accumulated amortization	(133,658)	(231,006)

Licenses, net	$108,419	$227,511

Estimated amortization expense

Estimated amortization expense in the year ended December 31,
2013	$16,841
2014	15,707
2015	15,706
2016	15,745
2017	15,639
Thereafter	28,781

Total	$108,419

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of change in net carrying amount of goodwill by reportable segments

	Russia	Ukraine	Uzbekistan	Other	Total
Balance at January 1, 2011
Gross amount of goodwill	$769,958	$5,327	$108,544	$145,602	$1,029,431
Accumulated impairment loss	(48,096)	—	—	—	(48,096)

	721,862	5,327	108,544	145,602	981,335

Acquisitions (Note 3)	150,066	—	—	—	150,066
Finalization of purchase accounting	6,945	—	—	—	6,945
Currency translation adjustment	(46,988)	(19)	—	(8,433)	(55,440)

Balance at December 31, 2011
Gross amount of goodwill	877,413	5,308	108,544	137,169	1,128,434
Accumulated impairment loss	(45,528)	—	—	—	(45,528)

	831,885	5,308	108,544	137,169	1,082,906

Acquisitions (Note 3)	46,890	—	—	—	46,890
Impairment loss (Note 4)	—	—	(108,544)	—	(108,544)
Currency translation adjustment	52,483	(2)	—	(6,054)	46,427

Balance at December 31, 2012
Gross amount of goodwill	979,519	5,306	108,544	131,115	1,224,484
Accumulated impairment loss	(48,261)	—	(108,544)	—	(156,805)

	$931,258	$5,306	$—	$131,115	$1,067,679

OTHER INTANGIBLE ASSETS (Tables) (Other intangibles)	12 Months Ended
Dec. 31, 2012
Other intangibles
Other intangible assets
Schedule of other intangible assets

		December 31, 2012			December 31, 2011
	Useful lives, months	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets
Billing and telecommunication software	13 to 240	$1,684,409	$(1,133,959)	$550,450	$1,668,715	$(1,042,773)	$625,942
Acquired customer base	60 to 372	295,902	(99,542)	196,360	269,486	(68,741)	200,745
Rights to use radio frequencies	24 to 180	314,845	(126,467)	188,378	353,776	(138,546)	215,230
Accounting software	13 to 60	121,557	(70,412)	51,145	141,084	(98,672)	42,412
Numbering capacity with finite contractual life	24 to 120	118,999	(71,656)	47,343	75,803	(70,979)	4,824
Office software	13 to 120	166,277	(63,445)	102,832	123,452	(72,752)	50,700
Other	12 to 120	85,727	(14,697)	71,030	110,913	(44,625)	66,288

		2,787,716	(1,580,178)	1,207,538	2,743,229	(1,537,088)	1,206,141

Prepayments for intangible assets		34,584	—	34,584	84,985	—	84,985
Numbering capacity with indefinite contractual life		—	—	—	78,491	—	78,491

Total other intangible assets		$2,822,300	$(1,580,178)	$1,242,122	$2,906,705	$(1,537,088)	$1,369,617

Estimated future amortization expenses for each of the next five years

Estimated amortization expense in the year ended December 31,
2013	$441,000
2014	288,930
2015	171,420
2016	103,230
2017	52,510
Thereafter	150,448

Total	$1,207,538

INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AND ADVANCES TO ASSOCIATES
Group's investments in and advances to associates

	December 31,
	2012	2011
MTS Belarus—equity investment	$165,233	$176,659
Intellect Telecom—equity investment	9,437	11,388
Stream LLC—equity investment	7,479	—

Total investments in and advances to associates	$182,149	$188,047

MTS Belarus
Schedule of Equity Method Investments
Schedule of financial position and results of operations of associates

        MTS Belarus—The financial position and results of operations of MTS Belarus as of and for the year ended December 31, 2012 and December 31, 2011 were as follows:

	(unaudited)
	2012	2011
Total assets	$367,736	$417,555
Total liabilities	53,310	92,884
Net income	67,717	107,533

Intellect Telecom
Schedule of Equity Method Investments
Schedule of financial position and results of operations of associates

        The financial position and results of operations of Intellect Telecom as of and for the year ended December 31, 2012 and 2011 were as follows:

	(unaudited)
	2012	2011
Total assets	$18,711	$19,210
Total liabilities	5,073	3,110
Net loss	5,154	6,765

Stream LLC
Schedule of Equity Method Investments
Schedule of financial position and results of operations of associates

        The financial position and results of operations of Stream LLC as of and for the year ended December 31, 2012 (since deconsolidation) were as follows:

(unaudited)
2012
Total assets	$21,271
Total liabilities	5,076
Net loss	6,244

OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER INVESTMENTS
Schedule of other investments

			December 31,
	Annual interest rate	Maturity date
			2012	2011
Investments in ordinary shares (related parties) (Note 24)	—	—	$10,068	$9,498
Loan receivable from Mr. P. Fattouche and Mr. M. Fattouche	6%	2015	90,000	92,700
Loan receivable from MTS Bank (related party) (Note 24)	8.8%	2022	69,141	—
Promissory notes of Sistema (Note 24)	0.0%	2017	20,362	19,209
Other	—	—	1,866	2,035

Total other investments			$191,437	$123,442

BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings
Dates of announcement of the sequential coupon for notes

MTS OJSC Notes due 2018	June 2013
MTS OJSC Notes due 2020	November 2015

Schedule of unclosed REPO transactions

As of December 31, 2012, the Group had the following unclosed REPO transactions with due date on January 9, 2013:

	# of Notes	Due amount	Unrealized premium	Total
MTS OJSC Notes due 2013	2,470,000	$66,965	$39	$67,004
MTS OJSC Notes due 2015	2,463,000	66,992	54	67,046
MTS OJSC Notes due 2014	279,350	7,877	5	7,882
MTS OJSC Notes due 2018	210,000	5,722	5	5,727

				$147,659

Fair value of notes based on market quotes at the stock exchanges where they are traded

        The fair values of notes based on the market quotes as of December 31, 2012 at the stock exchanges where they are traded were as follows:

	Stock exchange	% of par	Fair value
MTS International Notes due 2020	Irish stock exchange	126.25	$946,875
MTS OJSC Notes due 2020	MICEX	99.45	491,148
MTS OJSC Notes due 2014	MICEX	99.42	445,781
MTS OJSC Notes due 2017	MICEX	100.50	330,889
MTS OJSC Notes due 2018	MICEX	100.28	317,305
MTS OJSC Notes due 2015	MICEX	100.00	248,150
MTS OJSC Notes due 2016	MICEX	100.00	58,865
MTS OJSC Notes due 2013	MICEX	99.84	14,095

Total notes			$2,853,108

Schedule of the Group's total available credit facilities

        Available credit facilities—As of December 31, 2012, the Group's total available unused credit facilities amounted to $773.2 million and related to the following credit lines:

	Maturity	Interest rate	Commitment fees(1)	Available till	Available amount
Credit Agricole (Finnvera)	2019	EURIBOR + 1.65%	0.825%	February 2013	$198,675
Sberbank	2014	MosPrime + 1.325%	0.10%	September 2014	329,243
Gazprombank	2013	MosPrime + 1.425%	—	June 2013	80,665
Rosbank	2014	MosPrime + 1.25%	—	July 2014	82,311
ING Bank Eurasia	2013	MosPrime/LIBOR/EURIBOR + 1.50%	—	July 2013	82,311

Total					$773,205

(1)
Payable on undrawn amount of available facilities.

Aggregated scheduled maturities of principal on notes and bank loans

	Notes	Bank loans
Payments due in the year ending December 31,
2013	$330,537	$573,597
2014	448,382	230,444
2015	742,490	1,301,100
2016	58,865	1,297,657
2017	329,244	1,257,809
Thereafter	750,000	314,799

Total	$2,659,518	$4,975,406

Notes
Borrowings
Schedule of borrowings

        Notes—As of December 31, 2012 and 2011, the Group's notes consisted of the following:

	Currency	Interest rate	2012	2011
MTS International Notes due 2020 (Note 2)	USD	8.625%	$750,000	$750,000
MTS OJSC Notes due 2020	RUB	8.15%	493,865	465,895
MTS OJSC Notes due 2016	RUB	8.75%	58,865	465,895
MTS OJSC Notes due 2014	RUB	7.60%	448,382	422,988
MTS Finance Notes due 2012 (Note 29)	USD	8.00%	—	400,000
MTS OJSC Notes due 2017	RUB	8.70%	329,243	310,597
MTS OJSC Notes due 2018	RUB	8.00%	316,419	298,499
MTS OJSC Notes due 2015	RUB	7.75%	248,150	234,097
MTS OJSC Notes due 2013	RUB	7.00%	14,118	13,318
Plus: unamortized premium			476	608
Less: unamortized discount			—	(15)

Total notes			$2,659,518	$3,361,882
Less: current portion			(330,537)	(865,880)

Total notes, long-term			$2,328,981	$2,496,002

Bank loans and other debt
Borrowings
Schedule of borrowings

			December 31,
		Interest rate (actual at December 31, 2012)
	Maturity		2012	2011
USD-denominated:
Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG	2013 - 2020	LIBOR +1.15% (1.66%)	$923,182	$580,742
Skandinavska Enskilda Banken AB	2013 - 2017	LIBOR+0.23% - 1.8% (0.73% - 2.31%)	167,000	204,507
EBRD	2012	—	—	83,333
HSBC Bank plc and ING BHF Bank AG	2013 - 2014	LIBOR+0.3% (0.81%)	31,762	51,503
Citibank International plc and ING Bank N.V.	2013	LIBOR+0.43% (0.93%)	18,889	40,688
HSBC Bank plc, ING Bank and Bayerische Landesbank	2013 - 2015	LIBOR+0.3% (0.81%)	26,351	42,961
Commerzbank AG, ING Bank AG and HSBC Bank plc	2013 - 2014	LIBOR+0.3% (0.81%)	21,704	36,495
ABN AMRO Bank N.V.	2013	LIBOR+0.35% (0.86%)	6,287	12,574
Other	2013	Various	3,004	9,356

			$1,198,179	$1,062,159
EUR-denominated:
Credit Agricole Corporate Bank and BNP Paribas	2013 - 2018	EURIBOR+1.65% (1.97%)	$55,032	$64,033
LBBW	2013 - 2017	EURIBOR+0.75% (1.07%)	30,884	36,215
Bank of China	2013 - 2016	EURIBOR+1.95% (2.27%)	95,630	116,812
ABN AMRO Bank N.V.	2013	EURIBOR+0.35% (0.67%)	4,584	8,958
Other	2013	Various	2,023	8,064

			$188,153	$234,082
RUB-denominated:
Sberbank	2015 - 2017	8.50% 1)	$3,292,430	$3,105,967
Bank of Moscow	2013	8.25%	131,697	434,835
Notes in REPO	2013	6.13%	147,659	—
Gazprombank	—	—	—	472,107
Other	2013 - 2023	Various	17,288	25,057

			$3,589,074	$4,037,966
Debt-related parties	—	—	—	6,799

			$—	$6,799
Total bank loans			$4,975,406	$5,341,006
Less: current portion			(573,597)	(283,025)

Total bank loans, long-term			$4,401,809	$5,057,981

(1)
Initially, the interest rate on the Sberbank RUB-denominated credit facilities due 2015-2017 of 8.95% was valid till March 2011 and for the period from December 2013 till the final maturity date in December 2017. In August 2011 the interest rate for the period from December 2013 till the final maturity date in December 2017 was decreased by 0.45% to 8.5%. The interest rate for the period from March 2011 till August 16, 2011 depended on the volume of turnovers on the bank accounts of certain entities of the Group and in fact was 8.95%. The interest rate for the period starting from August 17, 2011 till December 2013 also depends on the volume of turnovers on the bank accounts of certain entities of the Group. In case the average volume falls below a certain limit, the interest rate is increased by 1% to 9.5%. In addition, Sberbank is entitled to voluntarily revise the interest rate on the lines as a result of and proportionate to the change in the refinancing rate set by the Central Bank of Russia.

ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
ASSET RETIREMENT OBLIGATIONS
Estimated present value of the group's asset retirement obligations and change in liabilities

        As of December 31, 2012 and 2011, the estimated present value of the Group's asset retirement obligations and change in liabilities were as follows:

	2012	2011
Balance, beginning of the year	$69,717	$78,039
Liabilities incurred in the current period	16,518	9,009
Accretion expense	9,430	6,236
Revisions in estimated cash flows	(380)	(19,242)
Currency translation adjustment	(4,299)	(4,325)

Balance, end of the year	$90,986	$69,717

DEFERRED CONNECTION FEES (Tables)	12 Months Ended
Dec. 31, 2012
DEFERRED CONNECTION FEES
Schedule of changes in deferred connection fees

        Deferred connection fees for the years ended December 31, 2012 and 2011, were as follows:

	2012	2011
Balance at the beginning of the year	$129,424	$155,288
Payments received and deferred during the year	61,646	76,562
Amounts amortized and recognized as revenue during the year	(73,568)	(96,676)
Currency translation adjustment	8,152	(5,750)

Balance at the end of the year	125,654	129,424
Less: current portion	(48,158)	(49,868)

Non-current portion	$77,496	$79,556

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
Derivative financial instruments and hedging activities
Effect of interest rate swap agreements designated as hedges in accumulated other comprehensive income

        The following table presents the effect of the Group's interest rate swap agreements designated as hedges in accumulated other comprehensive income for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Accumulated derivatives loss, beginning of the year, net of tax of $1,875, $3,716, $10,073, respectively	$(7,501)	$(14,865)	$(40,293)
Fair value adjustments on hedging derivatives, net of tax of $1,832, $795, $9,939, respectively	(7,330)	(3,181)	(39,757)
Amounts reclassified into earnings during the period, net of tax of $(3,885), $(2,636), $(16,296), respectively	15,543	10,545	65,185

Accumulated derivatives loss, end of the year, net of tax of $(178), $1,875, $3,716	$712	$(7,501)	$(14,865)

Schedule of the group's assets and liabilities associated with derivative agreements measured at fair value on a recurring basis

	Significant other observable inputs (Level 2) as of December 31, 2012	Significant other observable inputs (Level 2) as of December 31, 2011
Assets:
Interest rate swap agreements	$1,196	$2,341
Foreign currency options	—	$894
Cross-currency interest rate swap agreements	$3,261	—
Liabilities:
Interest rate swap agreements	$(13,257)	$(15,959)

Designated as hedges
Derivative financial instruments and hedging activities
Schedule of the fair value of the Group's derivative instruments

		December 31,
	Statement of financial position location	2012	2011
Asset derivatives
Cross-currency interest rate swaps	Other non-current assets	3,261	—
Interest rate swaps	Other non-current assets	$1,197	$2,341

Total		$4,458	$2,341

Liability derivatives
Interest rate swaps	Other long-term liabilities	$(12,715)	$(14,676)
Interest rate swaps	Other payables	(542)	(1,283)

Total		$(13,257)	$(15,959)

Schedule of the effect of the Group's derivative instruments on the consolidated statements of operations and comprehensive income

		Year ended December 31,
	Location of loss recognized	2012	2011	2010
Interest rate swaps	Interest expense	$(14,132)	$(13,502)	$(32,726)
Cross-currency interest rate swaps	Currency exchange and transaction loss	(7,856)	(1,862)	(37,820)

Total		$(21,988)	$(15,364)	$(70,546)

		Year ended December 31,
	Location of gain/(loss) recognized	2012	2011	2010
Interest rate swaps	Interest expense	$(6,224)	$7,978	$3,541
Cross-currency interest rate swaps	Currency exchange and transaction gain/(loss)	—	(1,862)	2,011

Total		$(6,224)	$6,116	$5,552

		Year ended December 31,
	Location of (loss) recognized	2012	2011	2010
Interest rate swaps	Interest expense	$—	$(2,032)	$(12,020)
Cross-currency interest rate swaps	Currency exchange and transaction (loss)	—	—	(3,228)

Total		$—	$(2,032)	$(15,248)

Not designated as hedges
Derivative financial instruments and hedging activities
Schedule of the fair value of the Group's derivative instruments

		December 31,
	Statement of financial position location	2012	2011
Asset derivatives:
Foreign currency options	Other current assets	$—	$894

Total		$—	$894

Schedule of the effect of the Group's derivative instruments on the consolidated statements of operations and comprehensive income

		Year ended December 31,
	Location of gain/(loss) recognized	2012	2011	2010
Foreign currency options	Currency exchange and transaction (loss)/gain	$(117)	$3,258	$1,916

Total		$(117)	$3,258	$1,916

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
Summary of assets and liabilities measured at fair value on a recurring basis

	Significant other observable inputs (Level 2) as of December 31, 2012	Significant unobservable inputs (Level 3) as of December 31, 2012
Assets:
Derivative instruments	$4,458	—
Liabilities:
Derivative instruments	$(13,257)	—
Contingent consideration	—	$(9,111)
Redeemable noncontrolling interest	—	$(75,661)

	Significant other observable inputs (Level 2) as of December 31, 2011	Significant unobservable inputs (Level 3) as of December 31, 2011
Assets:
Derivative instruments	$3,235	—
Liabilities:
Derivative instruments	$(15,959)	—
Contingent consideration	—	$(6,857)
Redeemable noncontrolling interest	—	$(80,603)

Schedule of the most significant quantitative inputs used to measure the fair value of redeemable noncontrolling interest

Unobservable inputs	As of December 31, 2012	As of December 31, 2011
Discount rate	12%	12%
Market share	57% - 62% (60%)	57% - 62% (60%)
Revenue growth rate	0.5% - 1% (0.7%)	Stable
OIBDA margin	44.0% - 45.5 (44.6%)	49.4% - 52.7 (50.7%)

Schedule of losses recognized on assets measured at fair value on a nonrecurring basis

	Loss for the year ended December 31,
	2012	2011
Property, Plant and Equipment	$272,960	$19,015
Licenses	82,885	—
Rights to use radio frequencies	76,641	—
Numbering capacity	36,145	—
Software and other intangible assets	50,241	—
Goodwill	108,544	—

Total	$627,416	$19,015

ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED LIABILITIES
Schedule of components of accrued liabilities

	December 31,
	2012	2011
Accruals for services	$327,994	$308,457
Accruals for taxes	215,514	156,451
Accrued payroll and vacation	228,100	90,498
Interest payable on debt	52,076	90,125
Accruals for payments to social funds	13,842	8,339

Total accrued liabilities	$837,526	$653,870

INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAX
Schedule of provision for income taxes

	Year ended December 31,
Income before income taxes	2012	2011	2010
Russia	$2,297,663	$1,807,154	$1,817,583
Other jurisdictions	(677,876)	292,198	248,048

Total income before income taxes	$1,619,787	$2,099,352	$2,065,631

Current income tax expense
Russia	$449,079	$448,729	$456,424
Other jurisdictions	74,040	71,343	106,212

Total current income tax expense	$523,119	$520,072	$562,636

Deferred income tax expense/(benefit)
Russia	$67,370	$1,606	$(35,529)
Other jurisdictions	(9,162)	9,942	(9,919)

Total deferred income tax expense/(benefit)	$58,208	$11,548	$(45,448)

Total provision for income taxes	$581,327	$531,620	$517,188

Russian statutory income tax rate reconciled to the Group's effective income tax rate

        The Russian statutory income tax rate reconciled to the Group's effective income tax rate for the years ended December 31, 2012, 2011 and 2010 as follows:

	2012	2011	2010
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
Provision for claims in Uzbekistan (Note 4)	10.6	—	—
Expenses not deductible for tax purposes	3.4	2.8	3.5
Unrecognized tax benefits	(0.9)	(0.2)	0.1
Settlements with tax authorities	0.7	(0.5)	(1.0)
Earnings distribution from subsidiaries	2.4	2.9	0.7
Effect of change in tax rate in Ukraine	0.3	0.8	0.7
Loss carry-forward utilisation	(0.4)	—	—
Impairment of long-lived assets	—	—	1.3
Other	(0.2)	(0.5)	(0.3)

Effective income tax rate	35.9%	25.3%	25.0%

Schedule of deferred tax assets and liabilities

	December 31,
	2012	2011
Assets/(liabilities) arising from tax effect of:
Deferred tax assets
Depreciation of property, plant and equipment	$97,071	$140,371
Deferred connection fees	37,626	26,063
Subscriber prepayments	308	16,755
Accrued expenses for services	158,866	118,103
Inventory obsolescence	22,490	13,650
Loss carryforward	220,235	203,313
Impairment of long-lived assets	35,134	2,415
Other	34,849	29,352
Valuation allowance	(163,100)	(163,075)

Total deferred tax assets	$443,479	$386,947

Deferred tax liabilities
Licenses acquired	$(25,879)	$(35,377)
Depreciation of property, plant and equipment	(239,469)	(143,891)
Customer base	(37,291)	(40,738)
Other intangible assets	(55,803)	(42,450)
Debt issuance cost	(17,078)	(20,975)
Potential distributions from/to Group's subsidiaries/associates	(112,054)	(88,596)
Other	(4,832)	(31)

Total deferred tax liabilities	$(492,406)	$(372,058)

Net deferred tax (liability)/asset	$(48,927)	$14,889

Net deferred tax asset, current	$230,376	$189,622
Net deferred tax asset, non-current	$71,986	$62,102
Net deferred tax liability, long-term	$(351,289)	$(236,835)

Schedule of significant balances for income tax losses carried forward and related operating losses

        The Group has the following significant balances for income tax losses carried forward and related operating losses as of December 31, 2012 and 2011:

		2012		2011
Jurisdiction	Period for carry-forward	Operating losses	Tax losses	Operating losses	Tax losses
Luxembourg (MGTS Finance S.A.)	Unlimited	$429,774	124,764	$431,461	125,124
Russia (Comstar-UTS, RTC and other)	2013-2021	477,357	95,471	390,945	78,189

Total		$907,131	220,235	$822,406	203,313

Valuation allowances against deferred tax assets

Valuation allowances	2012	2011
Sale of investment in Svyazinvest	$68,768	$66,596
Operating loss in Luxemburg (MGTS Finance S.A)	94,332	94,692
Other	—	1,787

Total	$163,100	$163,075

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	2012	2011	2010
Balance, beginning of the year	$16,338	$13,993	$10,607
Additions based on tax position related to the current year	—	9,149	14,590
Additions based on tax positions related to prior years	2,166	2,647	1,504
Additions based on tax of acquired entities	326	5,129	7,587
Reduction in tax positions related to prior years	(7,119)	(5,213)	(2,141)
Settlements with tax authorities	(1,960)	(8,323)	(18,109)
Currency translation adjustment	825	(1,044)	(45)

Balance, end of the year	$10,576	$16,338	$13,993

RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTIES
Schedule of accounts receivable from and accounts payable to related parties

	December 31,
	2012	2011
Accounts receivable:
MTS Bank, a subsidiary of Sistema	$4,498	$672
NVision Group, a subsidiary of Sistema	4,111	2,736
Intellect Telecom, a subsidiary of Sistema	379	359
Other related parties	2,077	721

Total accounts receivable, related parties	$11,065	$4,488
Accounts payable:
NVision Group, a subsidiary of Sistema	$40,499	$37,652
MTS Bank, a subsidiary of Sistema	11,980	15
Maxima, a subsidiary of Sistema	10,001	11,986
Sitronics, a subsidiary of Sistema	5,854	5,063
Other related parties	8,646	2,266

Total accounts payable, related parties	$76,980	$56,982

Schedule of operating transactions with related parties

        For the years ended December 31, 2012, 2011 and 2010, operating transactions with related parties are as follows:

	2012	2011	2010
Revenues from related parties:
MTS Belarus, an associated company of the Group (roaming services)	$6,716	$6,520	$2,589
NVision Group, subsidiaries of Sistema (fixed line services)	$3,303	$4,218	$3,577
MTS Bank, a subsidiary of Sistema (mobile services)	2,822	657	912
Svyazinvest (interconnection, commission for provision of DLD/ILD services and other)	$—	$—	$33,869
Sky Link (interconnection and other)	—	—	7,395
Other related parties	2,980	2,086	3,915

Total revenues from related parties	$15,821	$13,481	$52,257

Operating expenses incurred on transactions with related parties:
Maxima, a subsidiary of Sistema (advertising)	$61,187	$81,905	$76,158
NVision Group, a subsidiary of Sistema (IT consulting)	35,866	48,023	56,610
MTS Belarus, an associated company of the Group (roaming and interconnection services)	13,633	10,516	5,539
AB Safety, an affiliate of Sistema (security services)	11,077	10,075	9,267
Elavius, a subsidiary of Sistema (transportation services)	11,285	—	—
Mediaplanning, a subsidiary of Sistema (advertising)	—	1,005	59,171
Svyazinvest (interconnection and other)	—	—	29,210
Sistema-Invenchur, (consulting services related to the sale of Svyazinvest shares (Note 15))	—	—	11,262
City Hals (rent, repair, maintenance and cleaning services)	—	—	9,542
Other related parties	15,241	10,792	15,584

Total operating expenses incurred on transactions with related parties	$148,289	$162,316	$272,343

Schedule of investments in and loans to related parties

	December 31,
	2012	2011
Loans to, promissory notes and investments in shares of related parties:
Other investments (Note 16)
Sistema	$20,362	$19,209
MTS Bank, a subsidiary of Sistema	69,141	—

Total other investments to related parties	$89,503	$19,209

Investments in shares (Note 16)
MTS Bank, a subsidiary of Sistema	$5,226	$4,930
Sistema Mass Media, a subsidiary of Sistema	3,840	3,622
Other	1,002	946

Total investments in shares of related parties	$10,068	$9,498

STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY
Changes in the Group's equity resulting from changes in the respective subsidiaries' ownership interests

	December 31,
	2012	2011	2010
Net income attributable to the Group	$1,007,284	$1,443,944	$1,380,631

Transfers from the noncontrolling interest
Decrease in own equity due to acquisition of noncontrolling interest in Comstar-UTS	—	(41,377)	(115,350)
Increase in own equity resulted from exchange of MTS shares for noncontrolling interest in Comstar-UTS	—	429,409	—
Increase in own equity due to exercise of the put option on Comstar-UTS shares	—	11,636	—
Decrease in own equity due to acquisition of noncontrolling interest in MGTS	—	(272,840)	—
Decrease in own equity due to acquisition of noncontrolling interest in TS-Retail	—	—	(15,932)
Increase in own equity due to acquisition of own shares by MGTS	1,203	—	—
Decrease in own equity due to acquisition of noncontrolling interest in other subsidiaries	—	(738)	(10,302)

Net transfers from the noncontrolling interest	1,203	126,090	(141,584)

Net income attributable to the Group and transfers from the noncontrolling interest:	$1,008,487	$1,570,034	$1,239,047

Schedule of accumulated other comprehensive income balance, net of taxes

	Currency translation adjustment	Unrealized gains/(losses) on derivatives	Unrecognized actuarial losses	Accumulated other comprehensive income/(loss)
Balance as of January 1, 2010	$(714,394)	(40,293)	6,265	(748,422)
Recognized in other comprehensive income	(45,257)	25,428	(3,706)	(23,535)

Balance as of December 31, 2010	(759,651)	(14,865)	2,559	(771,957)

Recognized in other comprehensive income	(137,290)	7,364	5,940	(123,986)
Acquisitions of non-controlling interest	(68,049)	—	—	(68,049)

Balance as of December 31, 2011	(964,990)	(7,501)	8,499	(963,992)

Recognized in other comprehensive income	30,048	8,212	(4,628)	33,632
Acquisitions of non-controlling interest	596	—	—	596

Balance as of December 31, 2012	$(934,346)	711	3,871	(929,764)

(1)
Tax amounts on items in other comprehensive income/(loss) are not significant and therefore are not reported separately.

Schedule of the Group's declared cash dividends

        The following table summarizes the Group's declared cash dividends in the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Dividends declared (including dividends on treasury shares of $34,364, $40,006 and $35,063, respectively)	$916,310	$1,066,753	$991,211
Dividends, U.S. Dollars per ADS(1)	0.89	1.03	0.99
Dividends, U.S. Dollars per share	0.443	0.516	0.497
(1)
In 2010 the ratio was changed from 5 to 2 common shares per ADS.

GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

        General and administrative expenses for the years ended December 31, 2012, 2011 and 2010, comprised the following:

	2012	2011	2010
Salaries and social contributions	$1,321,591	$1,230,564	$1,174,482
Rent	435,517	389,142	338,301
General and administrative	261,480	277,863	251,097
Repair and maintenance	209,304	202,206	180,810
Taxes other than income	207,017	171,778	144,322
Billing and data processing	58,889	62,508	75,960
Consulting expenses	48,361	58,409	61,431
Inventory obsolescence	25,970	30,160	27,825
Insurance	5,849	6,533	7,456
Business acquisitions related costs	6,092	7,089	12,737

Total	$2,580,070	$2,436,252	$2,274,421

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
Financial information by reportable segment

	December 31,
	2012	2011	2010
Net operating revenues from external customers:
Russia	$10,832,400	$10,592,359	$9,381,845
Ukraine	1,160,155	1,104,488	1,056,591
Uzbekistan	270,743	439,277	446,530
Other	172,357	182,564	408,270

Total net operating revenues from external customers:	$12,435,655	$12,318,688	$11,293,236

Including revenue from mobile services	10,641,327	10,487,988	9,606,354
Including revenue from fixed line services	1,794,328	1,830,700	1,686,882

Intersegment operating revenues:
Russia	$37,973	$34,968	$27,136
Ukraine	50,788	43,020	22,191
Uzbekistan	3,766	1,712	1,440
Other	32,560	19,477	8,132

Total intersegment operating revenues:	$125,087	$99,177	$58,899

Impairment of goodwill, long-lived assets, and antimonopoly claims:
Uzbekistan	$1,029,160	—	—
Other	—	—	$137,823

Total impairment of goodwill, long-lived assets, and antimonopoly claims (Note 4, 5):	$1,029,160	$—	$137,823

Depreciation and amortization expense:
Russia	$1,810,502	$1,750,395	$1,417,506
Ukraine	307,939	346,336	355,375
Uzbekistan	88,671	155,086	118,076
Other	67,758	83,387	109,539

Total depreciation and amortization expense	$2,274,870	$2,335,204	$2,000,496

Operating income/(loss):
Russia	$2,945,628	$2,776,030	$2,674,786
Ukraine	307,622	202,001	143,304
Uzbekistan	(1,009,930)	76,305	130,672
Other	(243,641)	(244,877)	(215,492)
Intercompany eliminations	(3,618)	(574)	1,289

Net operating income	$1,996,061	$2,808,885	$2,734,559

Net operating income	$1,996,061	$2,808,885	$2,734,559
Currency exchange and transaction loss (gain)	(102,786)	158,066	(20,238)
Interest income	(84,359)	(62,559)	(84,396)
Interest expense	568,184	656,898	777,287
Equity in net income of associates	(27,929)	(49,443)	(70,649)
Other expense, net	23,164	6,571	66,924

Income before provision for income taxes and noncontrolling interest	$1,619,787	$2,099,352	$2,065,631

	2012	2011
Additions to long-lived assets:
Russia	$2,503,079	$2,330,163
Ukraine	156,891	140,354
Uzbekistan	60,921	138,534
Other	45,371	108,606

Total additions to long-lived assets	$2,766,262	$2,717,657

Long-lived assets(1):
Russia	$9,921,503	$8,615,865
Ukraine	757,074	925,794
Uzbekistan	307,472	950,200
Other	380,383	430,652

Total long-lived assets	$11,366,432	$10,922,511

Total assets:
Russia	$12,891,829	$12,416,388
Ukraine	1,253,091	1,257,135
Uzbekistan	369,452	1,140,878
Other	465,476	512,735

Total assets	$14,979,848	$15,327,136

(1)
Comprises property, plant and equipment, licenses, goodwill and other intangible assets.

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Future minimum lease payments due under operating lease

Payments due in the years ended December 31,
2013	$165,076
2014	29,144
2015	12,870
2016	7,805
2017	4,645
Thereafter	58,245

Total	$277,785

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details) (USD $)	12 Months Ended				12 Months Ended																																										1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 BCTI	Dec. 31, 2011 BCTI	Dec. 31, 2012 Comstar-Regions	Dec. 31, 2011 Comstar-Regions	Dec. 31, 2012 MTS Bermuda	Dec. 31, 2011 MTS Bermuda	Dec. 31, 2012 MTS Finance	Dec. 31, 2011 MTS Finance	Dec. 31, 2012 MTS Ukraine	Dec. 31, 2011 MTS Ukraine	Dec. 31, 2012 RTC	Dec. 31, 2011 RTC	Dec. 31, 2012 Sibintertelecom	Dec. 31, 2011 Sibintertelecom	Dec. 31, 2012 TVT	Dec. 31, 2011 TVT	Dec. 31, 2012 Infocentr	Dec. 31, 2011 Infocentr	Dec. 31, 2012 Inteleca Group	Dec. 31, 2011 Inteleca Group	Dec. 31, 2012 Altair	Dec. 31, 2011 Altair	Dec. 31, 2012 Sistema Telecom	Dec. 31, 2011 Sistema Telecom	Dec. 31, 2012 Uzdunrobita	Dec. 31, 2011 Uzdunrobita	Dec. 31, 2012 Tascom	Dec. 31, 2012 Elf Group	Dec. 31, 2012 Intercom	Dec. 31, 2012 ZhelGorTeleCom	Dec. 31, 2012 Pilot	Dec. 31, 2012 TVKiK	Dec. 31, 2012 Metro-Telecom	Dec. 31, 2011 Metro-Telecom	Dec. 31, 2012 Moscow City Telephone Network ("MGTS")	Dec. 31, 2011 Moscow City Telephone Network ("MGTS")	Dec. 31, 2012 K-Telecom	Dec. 31, 2011 K-Telecom	Dec. 31, 2012 Intellect Telecom	Dec. 31, 2011 Intellect Telecom	Dec. 31, 2012 Stream	Dec. 31, 2011 Stream	Oct. 31, 2011 MTS Belarus, an associated company of the Group	Sep. 30, 2011 MTS Belarus, an associated company of the Group	Dec. 31, 2012 MTS Belarus, an associated company of the Group	Dec. 31, 2011 MTS Belarus, an associated company of the Group	Dec. 31, 2012 MTS International Funding Limited ("MTS International")	Dec. 31, 2011 MTS International Funding Limited ("MTS International")	Dec. 31, 2010 MTS International Funding Limited ("MTS International")
Investments in significant legal entities
Ownership interest in equity investment (as a percent)					100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	95.00%	95.00%	94.60%	94.10%	80.00%	80.00%	47.00%	47.00%	45.00%	100.00%			49.00%	49.00%
Debt issued by consolidated variable interest entity																																																					$ 750,000,000
Interest rate of debt issued by consolidated variable interest entity (as a percent)																																																					8.63%
Cash and cash equivalents	724,803,000	1,850,826,000	927,694,000	2,529,010,000																																															28,000	35,000
Intercompany Receivable from OJSC MTS																																																			751,617,000	751,617,000
Total assets																																																			751,645,000	751,652,000
Interest payable	52,076,000	90,125,000																																																	1,617,000	1,617,000
Notes payable due 2020	2,328,981,000	2,496,002,000																																																	750,000,000	750,000,000
Other payables	63,508,000	79,818,000																																																	26,000	14,000
Total liabilities																																																			751,643,000	751,631,000
Costs incurred in connection with notes maintenance activities included in the interest expense	568,184,000	656,898,000	777,287,000																																																64,700,000	66,400,000
Cumulative inflation rate period																																																3 years
Percentage of cumulative inflation rate																																																100.00%
Increase in carrying value of investments and advances in associates																																															$ 88,800,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 2)	12 Months Ended
Dec. 31, 2012
Property, plant and equipment
Minimum useful life of property, plant and equipment required for capitalization at historical cost	1 year

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment of long-lived assets
Impairment of property, plant and equipment and intangible assets	$ 627,416	$ 19,015	$ 127,875
Impairment of long-lived assets	518,900	19,015	127,875
Goodwill
Goodwill impairment	108,544
Russia
Impairment of long-lived assets
Impairment of property, plant and equipment and intangible assets	15,500	16,200	4,600
Ukraine
Impairment of long-lived assets
Impairment of property, plant and equipment and intangible assets	1,100	2,700	3,600
BCTI
Impairment of long-lived assets
Impairment of property, plant and equipment and intangible assets			119,600
Uzdunrobita
Impairment of long-lived assets
Impairment of property, plant and equipment and intangible assets	502,300
Goodwill
Goodwill impairment	$ 108,544
License costs | Minimum
Finite-lived intangible assets
Weighted-average amortization period	3 years
License costs | Maximum
Finite-lived intangible assets
Weighted-average amortization period	15 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales and marketing expenses
Period from the date a new subscriber is activated during which revenues are received	6 months
Advertising costs	$ 257.7	$ 305.2	$ 319.7
Mobile subscribers | Minimum
Estimated average subscriber life
Estimated subscriber's life	7 months
Mobile subscribers | Maximum
Estimated average subscriber life
Estimated subscriber's life	5 years
Residential wireline voice phone subscribers
Estimated average subscriber life
Estimated subscriber's life	15 years
Residential subscribers of broadband internet service
Estimated average subscriber life
Estimated subscriber's life	1 year
Other fixed line subscribers | Minimum
Estimated average subscriber life
Estimated subscriber's life	3 years
Other fixed line subscribers | Maximum
Estimated average subscriber life
Estimated subscriber's life	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Financial instruments and hedging activities
Reclassifications of fair value hierarchy levels of financial assets and liabilities	$ 0	$ 0	$ 0
Number of counterparties with whom multiple derivative contracts related to assets and liabilities are not offset	1
Stock-based compensation
Compensation cost recognized related to phantom stock options granted	46,500,000	16,000,000	7,800,000
Russia
Retirement benefit and social security costs
Social contribution expensed	210,000,000	200,000,000	127,600,000
Ukraine
Retirement benefit and social security costs
Payments to the pension fund	$ 80,300,000	$ 62,100,000	$ 70,500,000

BUSINESS ACQUISITIONS AND DISPOSALS (Details)	12 Months Ended						12 Months Ended														12 Months Ended							12 Months Ended																																									1 Months Ended					1 Months Ended	3 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Regional fixed line operators acquired in 2012 USD ($)	Dec. 31, 2011 Regional fixed line operators acquired in 2012 USD ($)	Dec. 31, 2012 Regional fixed line operators acquired in 2012 Customer base USD ($)	Dec. 31, 2012 Regional fixed line operators acquired in 2012 Customer base Minimum	Dec. 31, 2012 Regional fixed line operators acquired in 2012 Customer base Maximum	Dec. 31, 2012 Elf Group USD ($)	Aug. 31, 2012 Elf Group	Dec. 31, 2012 Elf Group Customer base USD ($)	Dec. 31, 2012 Intercom USD ($)	Aug. 31, 2012 Intercom	Dec. 31, 2012 Intercom Customer base USD ($)	Dec. 31, 2012 ZhelGorTeleCom USD ($)	Oct. 31, 2012 ZhelGorTeleCom	Dec. 31, 2012 ZhelGorTeleCom Customer base USD ($)	Dec. 31, 2012 Pilot & TVKiK USD ($)	Oct. 31, 2012 Pilot & TVKiK	Dec. 31, 2012 Pilot & TVKiK Customer base USD ($)	Dec. 31, 2012 Tascom USD ($)	May 31, 2012 Tascom USD ($)	May 28, 2012 Tascom USD ($)	May 28, 2012 Tascom RUB	May 31, 2012 Tascom Customer base USD ($)	Dec. 31, 2011 Regional fixed line operators acquired in 2011 USD ($)	Dec. 31, 2011 Regional fixed line operators acquired in 2011 Customer base USD ($)	Dec. 31, 2011 Regional fixed line operators acquired in 2011 Customer base Minimum	Dec. 31, 2010 Regional fixed line operators acquired in 2011 Customer base Minimum	Dec. 31, 2011 Regional fixed line operators acquired in 2011 Customer base Maximum	Dec. 31, 2010 Regional fixed line operators acquired in 2011 Customer base Maximum	Dec. 31, 2011 Inteleca USD ($)	Apr. 30, 2011 Inteleca	Dec. 31, 2011 Inteleca Customer base USD ($)	Dec. 31, 2011 Infocentr USD ($)	Apr. 30, 2011 Infocentr	Dec. 31, 2011 Infocentr Customer base USD ($)	Dec. 31, 2011 Altair USD ($)	Aug. 31, 2011 Altair	Dec. 31, 2011 Altair Customer base USD ($)	Dec. 31, 2011 TVT USD ($)	Oct. 31, 2011 TVT	Dec. 31, 2011 TVT Amounts Recognized as of Acquisition Date (before adjustments) USD ($)	Dec. 31, 2012 TVT Measurement Period Adjustments USD ($)	Dec. 31, 2011 TVT Customer base USD ($)	Dec. 31, 2012 TVT Customer base Measurement Period Adjustments USD ($)	Dec. 31, 2010 Regional fixed line operators acquired in 2010 USD ($)	Dec. 31, 2010 Regional fixed line operators acquired in 2010 Customer base USD ($)	Dec. 31, 2010 Tenzor Telecom USD ($)	Feb. 28, 2010 Tenzor Telecom	Dec. 31, 2010 Penza Telecom USD ($)	Jun. 30, 2010 Penza Telecom	Dec. 31, 2010 Penza Telecom Customer base USD ($)	Dec. 31, 2010 NMSK USD ($)	Dec. 31, 2010 NMSK Customer base USD ($)	Dec. 31, 2010 Lanck Telecom USD ($)	Dec. 31, 2010 Lanck Telecom Customer base USD ($)	Dec. 31, 2010 Sistema Telecom USD ($)	Dec. 31, 2010 Sistema Telecom RUB	Dec. 27, 2010 Sistema Telecom USD ($)	Dec. 27, 2010 Sistema Telecom RUB	Apr. 30, 2011 TS-Retail	Dec. 31, 2010 TS-Retail	Sep. 30, 2010 TS-Retail	Jun. 30, 2010 TS-Retail	Aug. 31, 2010 Metro-Telecom	Aug. 27, 2010 Metro-Telecom USD ($)	Aug. 27, 2010 Metro-Telecom RUB	Jul. 31, 2010 Multiregion. USD ($) city	Dec. 31, 2011 Multiregion. USD ($)	Jul. 31, 2010 Multiregion. Customer base USD ($)	Jun. 30, 2010 SWEET-COM USD ($)	Feb. 28, 2005 SWEET-COM	Sep. 30, 2010 Comstar-UTS	Mar. 31, 2011 Comstar-UTS USD ($)	Oct. 06, 2010 Comstar-UTS USD ($)	Oct. 06, 2010 Comstar-UTS RUB	Apr. 30, 2011 Comstar UTS merger into MTS	Dec. 31, 2012 Comstar UTS merger into MTS	Apr. 01, 2011 Comstar UTS merger into MTS	Dec. 31, 2011 MGTS	Dec. 01, 2011 MGTS USD ($)	Dec. 01, 2011 MGTS RUB
Business acquisitions
Percentage of ownership acquired										100.00%			100.00%			100.00%			100.00%			100.00%											100.00%			100.00%			100.00%			100.00%								100.00%		100.00%		100.00%		100.00%		100.00%	100.00%							95.00%			100.00%				74.90%	9.00%							29.00%
Percentage of ownership acquired																																																																																	94.10%
Purchase price																						$ 45,300,000																																						$ 378,980,000	11,590,000,000						$ 11,010,000	339,350,000				$ 8,500,000										$ 336,300,000	10,560,000,000
Debt assumed																																																																																		331,500,000	10,410,000,000
Provision for tax liabilities and related indemnification asset																						7,400,000
Aggregate amount of contingent consideration																							12,600,000	400,000,000
Contingent consideration paid																					2,700,000
Promissory notes previously issued by MTS held by Sistema Telecom on the acquisition date																																																										65,500,000	2,000,000,000
Voting interest of TS-Retail held by Sistema Telecom on the acquisition date (as a percent)																																																										45.00%	45.00%
Cash consideration																																																																					123,596,000	23,960,000
Number of cities in Russian Federation where business has a presence																																																																					37
Remaining amount of contingent consideration expected to be paid in 2013																					2,700,000
Purchase price allocation
Current assets				702,000					180,000			278,000			135,000			109,000				15,435,000				14,488,000						853,000			2,840,000			3,172,000			7,623,000		7,623,000				5,996,000		711,000		1,076,000			2,575,000		1,634,000													46,776,000
Property, plant and equipment				2,662,000					1,530,000			361,000			108,000			663,000				18,452,000				85,925,000						10,812,000			2,585,000			3,739,000			68,789,000		31,664,000	37,125,000			25,841,000		2,191,000		2,407,000			10,625,000		10,618,000
Non-current assets																																																																					46,732,000
Finite-lived intangible assets						4,742,000					1,401,000			901,000			1,748,000			692,000					5,293,000		27,392,000							2,217,000			4,820,000			13,025,000					7,330,000	7,330,000		27,848,000					15,603,000		5,512,000		6,733,000														76,376,000
Goodwill				12,801,000					5,407,000			1,950,000			3,698,000			1,746,000				34,089,000				150,066,000						10,662,000			14,711,000			12,726,000			111,967,000		147,591,000	(35,624,000)			39,242,000		6,616,000		7,394,000			14,113,000		11,119,000													148,743,000
Other non-current assets																						6,383,000				3,546,000						22,000			17,000			1,618,000			1,889,000		1,813,000	76,000			461,000							124,000		337,000
Current liabilities				(2,436,000)					(1,368,000)			(469,000)			(411,000)			(188,000)				(25,659,000)				(44,090,000)						(4,491,000)			(8,547,000)			(5,542,000)			(25,510,000)		(25,510,000)				(27,054,000)		(3,142,000)		(4,369,000)			(8,607,000)		(10,936,000)													(126,780,000)
Non-current liabilities				(953,000)					(280,000)			(180,000)			(355,000)			(138,000)				(3,363,000)				(14,557,000)						(875,000)			(989,000)			(3,148,000)			(9,545,000)		(638,000)	(8,907,000)			(5,537,000)		(130,000)		(2,779,000)			(944,000)		(1,684,000)													(44,007,000)
Fair value of contingent consideration				(1,356,000)					(878,000)			(316,000)			(162,000)							(5,365,000)
Fair value of noncontrolling interest																																																																					(24,244,000)
Consideration paid				16,162,000					5,992,000			2,525,000			4,761,000			2,884,000				45,265,000				222,770,000						19,200,000			15,437,000			25,590,000			162,543,000		162,543,000				66,797,000		6,246,000		19,332,000			23,398,000		17,821,000																				271,890,000	8,280,000,000
Consideration paid																																																																					123,596,000	23,960,000
Pro forma results of operations
Net revenues	26,289,000			12,455,846,000	12,357,783,000
Net income	5,006,000			1,011,836,000	1,455,503,000
Business acquisitions
Remaining percentage of voting interests acquired																																																																								25.10%
Ownership interest immediately prior to acquisition (as a percent)																																																																	25.00%
Ownership interest after acquisition (as a percent)																																																														100.00%			40.00%							100.00%		70.97%							99.01%
Preferred shares ownership interest after acquisition (as a percent)																																																																																	69.70%
Effective direct and indirect ownership interests (as a percent)																																																															96.04%	50.95%
Additional stake in TS-Retail as a result of acquisition of Sistema Telecom (as a percent)																																																															45.00%
Weighted-average amortization period							7 years	9 years																				8 years	8 years	14 years	12 years
Number of ordinary shares acquired																																																																										37,614,087
Cash consideration paid to Multiregion																																																																					123,596,000	23,960,000
Ownership interest after acquisition excluding treasury shares (as a percent)																																																																										73.33%
Redeemed amount of shares		$ 19,190,000	$ 294,211,000																																																																								$ (168,800,000)
Number of remaining shares held by non-controlling interest shareholders																																																																																98,853,996
Exchange ratio (in shares)																																																																														0.825
Increase in charter capital (in shares)																																																																														73,087,424
Charter capital (in shares)																																																																															2,066,413,562

BUSINESS ACQUISITIONS AND DISPOSALS (Details 2) (Stream) In Millions, unless otherwise specified	0 Months Ended		1 Months Ended
	May 24, 2012 USD ($)	May 24, 2012 RUB	May 31, 2012
Deconsolidation
Contribution by Sistema	$ 15.8	496.1
Ownership stake of Sistema (as a percent)			55.00%
Ownership before deconsolidation (as a percent)			100.00%
Ownership after deconsolidation (as a percent)			45.00%

OPERATIONS IN UZBEKISTAN (Details) (USD $)	12 Months Ended										0 Months Ended		12 Months Ended	0 Months Ended			2 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Uzdunrobita	Dec. 31, 2012 Uzdunrobita Uzbekistan	Dec. 31, 2012 Uzdunrobita Property, plant and equipment Uzbekistan	Dec. 31, 2012 Uzdunrobita Licenses Uzbekistan	Dec. 31, 2012 Uzdunrobita Rights to use radio frequencies Uzbekistan	Dec. 31, 2012 Uzdunrobita Numbering capacity Uzbekistan	Dec. 31, 2012 Uzdunrobita Software and other intangible assets Uzbekistan	Aug. 07, 2012 Uzdunrobita Temporary suspension of the operating license item	Jul. 17, 2012 Uzdunrobita Temporary suspension of the operating license	Dec. 31, 2012 Uzdunrobita Additional tax audit	Jan. 14, 2013 Uzdunrobita Criminal court judgment against employees	Nov. 08, 2012 Uzdunrobita Criminal court judgment against employees	Sep. 17, 2012 Uzdunrobita Criminal court judgment against employees item	Dec. 31, 2012 Uzdunrobita Criminal court judgment against employees item	Oct. 31, 2012 Uzdunrobita Tax and antimonopoly claims	Dec. 31, 2012 Uzdunrobita Tax and antimonopoly claims Uzbekistan
OPERATIONS IN UZBEKISTAN
Period of license suspension												10 days
Extended period of license suspension												3 months
Number of regional antimonopoly departments that held hearings											16
Amount of claim											$ 80,000,000		$ 900,000,000		$ 587,000,000
Amount of claim as reduced by antimonopoly regulator											13,000,000		669,000,000					6,400,000
Number of employees against whom criminal court has issued judgment																4
Number of installments over which claim amount would be paid															8 months
Number of installments paid																	2
Installments paid, amount														15,900,000			147,500,000
Liability recorded				418,300,000
Outstanding balance of claims																			264,400,000
Impairment loss of long-lived assets
Property, plant and equipment and intangibles						256,355,000
Impairment of intangible assets							82,885,000	76,641,000	36,145,000	50,241,000
Goodwill	108,544,000			108,544,000	108,544,000
Total impairment loss relating to goodwill and long-lived assets	$ 627,416,000	$ 19,015,000	$ 127,875,000	$ 502,300,000	$ 610,811,000

OPERATIONS IN TURKMENISTAN (Details) (USD $)	12 Months Ended								0 Months Ended	1 Months Ended	61 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Turkmenistan	Dec. 31, 2010 BCTI	Dec. 31, 2010 BCTI Turkmenistan	Dec. 31, 2010 BCTI Property, plant and equipment Turkmenistan	Dec. 31, 2010 BCTI Software and other intangible assets Turkmenistan	Nov. 30, 2005 BCTI License suspension and termination of interconnect agreements	Dec. 31, 2010 BCTI License suspension and termination of interconnect agreements	Dec. 31, 2010 BCTI License suspension and termination of interconnect agreements	Jul. 25, 2012 MTS-Turkmenistan Trilateral agreement	Dec. 31, 2012 MTS-Turkmenistan Agreement
Operations in Turkmenistan
Period of license suspension										1 month		5 years
Period of agreement									5 years
Percentage of net profit shared with the Ministry of Communications of Turkmenistan											20.00%
Impairment of long-lived assets					$ 119,600,000		$ 107,469,000
Impairment loss of long-lived assets
Property, plant and equipment and intangibles					119,600,000		107,469,000
Impairment of intangible assets								12,111,000
Total impairment loss relating to goodwill and long-lived assets	627,416,000	19,015,000	127,875,000		119,600,000	119,580,000
Current assets written off				$ 18,200,000
Period for which agreement may be extended													5 years
Percentage of net profit payable to the TurkmenTelecom													30.00%
Term of license													3 years

CASH AND CASH EQUIVALENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents
Other	$ 9	$ 144
Total cash and cash equivalents	724,803	1,850,826	927,694	2,529,010
Ruble
Cash and cash equivalents
Current accounts	243,693	300,057
Deposit accounts	116,881	934,169
U.S. Dollar
Cash and cash equivalents
Current accounts	41,508	321,949
Deposit accounts	50,000	101,600
Euro
Cash and cash equivalents
Current accounts	166,642	25,770
Deposit accounts		2,600
Turkmenianmanat
Cash and cash equivalents
Current accounts	5,760	1,501
Hryvna
Cash and cash equivalents
Current accounts	8,763	10,873
Deposit accounts	77,130
Uzbek som
Cash and cash equivalents
Current accounts	11,960	150,547
Armenian dram
Cash and cash equivalents
Current accounts	$ 2,457	$ 1,616

SHORT-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term investments
Short-term investments	$ 132,829	$ 86,242
Deposits
Short-term investments
Annual interest rate, lowest rate (as a percent)	4.10%	2.00%
Annual interest rate, highest rate (as a percent)	9.00%	11.00%
Short-term investments	132,826	80,291
Belarusian ruble denominated deposits
Short-term investments
Annual interest rate, lowest rate (as a percent)		26.00%
Annual interest rate, highest rate (as a percent)		37.00%
Short-term investments		5,933
Other
Short-term investments
Short-term investments	$ 3	$ 18

TRADE RECEIVABLES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trade receivables, net
Allowance for doubtful accounts	$ (113,955)	$ (96,961)
Trade receivables, net	1,098,759	863,808
Allowance for doubtful accounts receivable
Change in allowance for doubtful accounts receivable
Balance, beginning of year	96,961	120,468	97,653
Provision for doubtful accounts	76,772	101,967	123,352
Accounts receivable written off	(53,699)	(120,673)	(99,708)
Currency translation adjustment	(6,079)	(4,801)	(829)
Balance, end of year	113,955	96,961	120,468
Subscribers
Trade receivables, net
Trade receivables, gross	372,480	351,786
Interconnect
Trade receivables, net
Trade receivables, gross	111,626	112,751
Dealers
Trade receivables, net
Trade receivables, gross	80,907	106,000
Roaming
Trade receivables, net
Trade receivables, gross	513,662	283,830
Other
Trade receivables, net
Trade receivables, gross	$ 134,039	$ 106,402

INVENTORY AND SPARE PARTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORY AND SPARE PARTS
Handsets and accessories	$ 238,043	$ 223,764
Spare parts for telecommunication equipment	23,528	28,533
SIM cards and prepaid phone cards	5,475	10,445
Advertising materials	34	1,320
Other materials	15,593	27,013
Total inventory and spare parts	282,673	291,075
Obsolescence expense	$ 25,970	$ 30,160	$ 27,825

PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net book value of property, plant and equipment
Property, plant and equipment, at cost	$ 15,127,362,000	$ 13,535,068,000
Accumulated depreciation (including leased assets $18.3 million and $11.4 million)	(7,996,845,000)	(7,023,556,000)
Property, plant and equipment, net	8,948,212,000	8,242,477,000
Leased assets, at cost	33,400,000	33,500,000
Accumulated depreciation, leased assets	18,300,000	11,400,000
Depreciation expense	1,806,000,000	1,802,100,000	1,518,800,000
Depreciation of assets recorded under capital leases obligations	9,300,000	9,500,000	2,800,000
Interest expense accrued on capital lease obligations	4,300,000	1,800,000	500,000
Network, base station equipment and related leasehold improvements
Net book value of property, plant and equipment
Property, plant and equipment, at cost	12,897,657,000	11,438,358,000
Leased assets, at cost	0	1,200,000
Network, base station equipment and related leasehold improvements | Minimum
Net book value of property, plant and equipment
Plant and equipment	60 months
Network, base station equipment and related leasehold improvements | Maximum
Net book value of property, plant and equipment
Plant and equipment	204 months
Office equipment, computers and other
Net book value of property, plant and equipment
Property, plant and equipment, at cost	1,308,512,000	1,232,189,000
Office equipment, computers and other | Minimum
Net book value of property, plant and equipment
Plant and equipment	36 months
Office equipment, computers and other | Maximum
Net book value of property, plant and equipment
Plant and equipment	180 months
Buildings and related leasehold improvements
Net book value of property, plant and equipment
Property, plant and equipment, at cost	826,880,000	776,359,000
Leased assets, at cost	800,000	800,000
Buildings and related leasehold improvements | Minimum
Net book value of property, plant and equipment
Plant and equipment	240 months
Buildings and related leasehold improvements | Maximum
Net book value of property, plant and equipment
Plant and equipment	600 months
Vehicles
Net book value of property, plant and equipment
Property, plant and equipment, at cost	94,313,000	88,162,000
Leased assets, at cost	32,600,000	31,500,000
Vehicles | Minimum
Net book value of property, plant and equipment
Plant and equipment	36 months
Vehicles | Maximum
Net book value of property, plant and equipment
Plant and equipment	84 months
Construction in progress and equipment for installation
Net book value of property, plant and equipment
Property, plant and equipment, at cost	$ 1,817,695,000	$ 1,730,965,000

LICENSES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Licenses
Amortization expense	$ 427,900,000	$ 454,000,000	$ 399,800,000
License costs
Licenses
Licenses, at cost	242,077,000	458,517,000
Accumulated amortization	133,658,000	231,006,000
Licenses, net	108,419,000	227,511,000
Amortization expense	31,700,000	60,100,000	76,300,000
Estimated amortization expense in the year ended December 31,
2013	16,841,000
2014	15,707,000
2015	15,706,000
2016	15,745,000
2017	15,639,000
Thereafter	28,781,000
Total	108,419,000
Russia | License costs
Licenses
Licenses, at cost	9,021,000	20,320,000
Weighted-average period in for the next renewal of licenses	2 years
Uzbekistan | License costs
Licenses
Licenses, at cost		196,517,000
Armenia | License costs
Licenses
Licenses, at cost	183,705,000	192,186,000
Ukraine | License costs
Licenses
Licenses, at cost	$ 49,351,000	$ 49,494,000
Turkmenistan | License costs
Licenses
Term of license	3 years

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Russia	Dec. 31, 2011 Russia	Dec. 31, 2012 Ukraine	Dec. 31, 2011 Ukraine	Dec. 31, 2012 Uzbekistan	Dec. 31, 2011 Uzbekistan	Dec. 31, 2010 Uzbekistan	Dec. 31, 2012 Other	Dec. 31, 2011 Other
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	$ 1,128,434	$ 1,029,431	$ 877,413	$ 769,958	$ 5,308	$ 5,327	$ 108,544	$ 108,544	$ 108,544	$ 137,169	$ 145,602
Accumulated impairment loss, balance at the beginning of the period	(45,528)	(48,096)	(45,528)	(48,096)			(108,544)
Net amount of goodwill, balance at the beginning of the period	1,082,906	981,335	831,885	721,862	5,308	5,327		108,544	108,544	137,169	145,602
Acquisitions (Note 3)	46,890	150,066	46,890	150,066
Finalization of purchase accounting		6,945		6,945
Impairment loss (Note 4)	(108,544)
Currency translation adjustment	46,427	(55,440)	52,483	(46,988)	(2)	(19)				(6,054)	(8,433)
Gross amount of goodwill, balance at the end of the period	1,224,484	1,128,434	979,519	877,413	5,306	5,308	108,544	108,544	108,544	131,115	137,169
Accumulated impairment loss, balance at the end of the period	(156,805)	(45,528)	(48,261)	(45,528)			(108,544)
Net amount of goodwill, balance at the end of the period	$ 1,067,679	$ 1,082,906	$ 931,258	$ 831,885	$ 5,306	$ 5,308		$ 108,544	$ 108,544	$ 131,115	$ 137,169

OTHER INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other intangible assets
Amortization expense	$ 427,900,000	$ 454,000,000	$ 399,800,000
Other intangible assets
Amortized intangible assets
Amortized intangible assets, Accumulated amortization	(1,580,178,000)	(1,537,088,000)
Total	1,207,538,000
Other intangible assets
Total other intangible assets, Gross carrying value	2,822,300,000	2,906,705,000
Amortized intangible assets, Accumulated amortization	(1,580,178,000)	(1,537,088,000)
Total other intangible assets, Net carrying value	1,242,122,000	1,369,617,000
Amortization expense	427,900,000	454,000,000	399,800,000
Estimated amortization expense in the year ended December 31,
2013	441,000,000
2014	288,930,000
2015	171,420,000
2016	103,230,000
2017	52,510,000
Thereafter	150,448,000
Total	1,207,538,000
Intangible assets excluding lincencins agreement prepayments
Amortized intangible assets
Amortized intangible assets, Gross carrying value	2,787,716,000	2,743,229,000
Amortized intangible assets, Accumulated amortization	(1,580,178,000)	(1,537,088,000)
Total	1,207,538,000	1,206,141,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(1,580,178,000)	(1,537,088,000)
Estimated amortization expense in the year ended December 31,
Total	1,207,538,000	1,206,141,000
Billing and telecommunication software
Amortized intangible assets
Useful lives	4 years	4 years
Amortized intangible assets, Gross carrying value	1,684,409,000	1,668,715,000
Amortized intangible assets, Accumulated amortization	(1,133,959,000)	(1,042,773,000)
Total	550,450,000	625,942,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(1,133,959,000)	(1,042,773,000)
Estimated amortization expense in the year ended December 31,
Total	550,450,000	625,942,000
Billing and telecommunication software | Minimum
Amortized intangible assets
Useful lives	13 months
Billing and telecommunication software | Maximum
Amortized intangible assets
Useful lives	240 months
Acquired customer base
Amortized intangible assets
Amortized intangible assets, Gross carrying value	295,902,000	269,486,000
Amortized intangible assets, Accumulated amortization	(99,542,000)	(68,741,000)
Total	196,360,000	200,745,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(99,542,000)	(68,741,000)
Estimated amortization expense in the year ended December 31,
Total	196,360,000	200,745,000
Acquired customer base | Minimum
Amortized intangible assets
Useful lives	60 months
Acquired customer base | Maximum
Amortized intangible assets
Useful lives	372 months
Rights to use radio frequencies
Amortized intangible assets
Amortized intangible assets, Gross carrying value	314,845,000	353,776,000
Amortized intangible assets, Accumulated amortization	(126,467,000)	(138,546,000)
Total	188,378,000	215,230,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(126,467,000)	(138,546,000)
Estimated amortization expense in the year ended December 31,
Total	188,378,000	215,230,000
Rights to use radio frequencies | Minimum
Amortized intangible assets
Useful lives	24 months
Rights to use radio frequencies | Maximum
Amortized intangible assets
Useful lives	180 months
Accounting software
Amortized intangible assets
Amortized intangible assets, Gross carrying value	121,557,000	141,084,000
Amortized intangible assets, Accumulated amortization	(70,412,000)	(98,672,000)
Total	51,145,000	42,412,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(70,412,000)	(98,672,000)
Estimated amortization expense in the year ended December 31,
Total	51,145,000	42,412,000
Accounting software | Minimum
Amortized intangible assets
Useful lives	13 months
Accounting software | Maximum
Amortized intangible assets
Useful lives	60 months
Numbering capacity with finite contractual life
Amortized intangible assets
Amortized intangible assets, Gross carrying value	118,999,000	75,803,000
Amortized intangible assets, Accumulated amortization	(71,656,000)	(70,979,000)
Total	47,343,000	4,824,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(71,656,000)	(70,979,000)
Estimated amortization expense in the year ended December 31,
Total	47,343,000	4,824,000
Numbering capacity with finite contractual life | Minimum
Amortized intangible assets
Useful lives	24 months
Numbering capacity with finite contractual life | Maximum
Amortized intangible assets
Useful lives	120 months
Office software
Amortized intangible assets
Amortized intangible assets, Gross carrying value	166,277,000	123,452,000
Amortized intangible assets, Accumulated amortization	(63,445,000)	(72,752,000)
Total	102,832,000	50,700,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(63,445,000)	(72,752,000)
Estimated amortization expense in the year ended December 31,
Total	102,832,000	50,700,000
Office software | Minimum
Amortized intangible assets
Useful lives	13 months
Office software | Maximum
Amortized intangible assets
Useful lives	120 months
Other
Amortized intangible assets
Amortized intangible assets, Gross carrying value	85,727,000	110,913,000
Amortized intangible assets, Accumulated amortization	(14,697,000)	(44,625,000)
Total	71,030,000	66,288,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(14,697,000)	(44,625,000)
Estimated amortization expense in the year ended December 31,
Total	71,030,000	66,288,000
Other | Minimum
Amortized intangible assets
Useful lives	12 months
Other | Maximum
Amortized intangible assets
Useful lives	120 months
Prepayments for intangible assets
Unamortized intangible assets
Unamortized intangible assets, Net carrying value	34,584,000	84,985,000
Numbering capacity with indefinite contractual life
Unamortized intangible assets
Unamortized intangible assets, Net carrying value		78,491,000
Other intangible assets
Reclassification of indefinite-lived intangible assets to finite- lived intangible assets under law on retention of the cellphone number	42,700,000
Impairment on indefinite- lived intangible assets	$ 36,100,000

INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Details) (USD $)	12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 MTS Belarus, an associated company of the Group	Dec. 31, 2011 MTS Belarus, an associated company of the Group	Dec. 31, 2012 Intellect Telecom	Dec. 31, 2011 Intellect Telecom	Mar. 31, 2011 Intellect Telecom	Nov. 30, 2010 Intellect Telecom	Dec. 31, 2012 Stream
Schedule of Equity Method Investments
Equity investment				$ 165,233,000	$ 176,659,000	$ 9,437,000	$ 11,388,000			$ 7,479,000
Total investments in and advances to associates	182,149,000	188,047,000
Equity method ownership interest acquired from Sistema Telecom (as a percent)								6.14%	43.80%
Amount of acquired equity method investment								800,000	12,400,000
Percentage of ownership acquired								49.95%
Financial position and results of operations
Total assets				367,736,000	417,555,000	18,711,000	19,210,000			21,271,000
Total liabilities				53,310,000	92,884,000	5,073,000	3,110,000			5,076,000
Net income				67,717,000	107,533,000	(5,154,000)	(6,765,000)			(6,244,000)
Total earnings or losses of associates	$ 27,929,000	$ 49,443,000	$ 70,649,000

INVESTMENT IN SHARES OF SVYAZINVEST (Details)	1 Months Ended		12 Months Ended					1 Months Ended
	Sep. 30, 2010 USD ($)	Sep. 30, 2010 RUB	Dec. 31, 2009 USD ($)	Dec. 31, 2009 RUB	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 30, 2009 Sky Link Sistema	Sep. 30, 2010 Svyazinvest USD ($)	Dec. 31, 2012 Svyazinvest item	Dec. 31, 2006 Svyazinvest USD ($)	Nov. 30, 2009 Svyazinvest MGTS Sistema
Investment in shares of Svyazinvest
Percentage of stake acquired										25.00%
Share acquired in addition to percentage ownership acquired										1
Total consideration										$ 1,390,000,000
Cash consideration										1,300,000,000
Fair value of the call and put option										90,000,000
Number of publicly traded incumbent fixed-line operators in which Svyazinvest holds controlling stakes									7
Number of Federal districts of Russia in which investees of Svyazinvest are based									7
Percentage ownership of SkyLink transferred from Sistema							100.00%
Percentage of disposal of MGTS' common stock owned by Svyazinvest to Sistema											28.00%
Fair value of the investment, which includes significant unobservable inputs (Level 3 of the hierarchy established by the U.S. GAAP guidance)			859,700,000	26,000,000,000
Carrying value of the investment			1,205,500,000	36,500,000,000	10,068,000	9,498,000
Impairment loss on investment			349,400,000	10,500,000,000
Proceeds from the sale of Svyazinvest stake		26,000,000,000
Repayment of the outstanding debt to Sberbank		26,000,000,000
Consultancy fees incurred to complete the sale	9,600,000	291,200,000
Gain or loss on sale of Svyazinvest stake								$ 0

OTHER INVESTMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Mr. P. Fattouche and Mr. M. Fattouche	Dec. 31, 2011 Mr. P. Fattouche and Mr. M. Fattouche	Dec. 31, 2010 Mr. P. Fattouche and Mr. M. Fattouche	Dec. 31, 2010 Mr. P. Fattouche and Mr. M. Fattouche K-Telecom	Dec. 31, 2012 Common stock	Dec. 31, 2011 Common stock	Dec. 31, 2012 Loans receivable Mr. P. Fattouche and Mr. M. Fattouche	Dec. 31, 2011 Loans receivable Mr. P. Fattouche and Mr. M. Fattouche	Dec. 31, 2012 Loans receivable MTS Bank	Dec. 31, 2012 Promissory notes 2009 Sistema	Dec. 31, 2011 Promissory notes 2009 Sistema	Dec. 31, 2012 Other investments	Dec. 31, 2011 Other investments
Other investments
Annual interest rate (as a percent)									6.00%		8.80%	0.00%
Other investments	$ 191,437,000	$ 123,442,000					$ 10,068,000	$ 9,498,000	$ 90,000,000	$ 92,700,000	$ 69,141,000	$ 20,362,000	$ 19,209,000	$ 1,866,000	$ 2,035,000
Loan granted					90,000,000
Percentage of noncontrolling interest						20.00%
Interest accrued			$ 5,600,000	$ 4,100,000	$ 400,000

BORROWINGS (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 MTS International Notes due 2020 USD ($)	Dec. 31, 2011 MTS International Notes due 2020 USD ($)	Dec. 31, 2012 MTS OJSC Notes due 2020 USD ($)	Dec. 31, 2011 MTS OJSC Notes due 2020 USD ($)	Jul. 31, 2012 MTS OJSC Notes due 2016 USD ($)	Jul. 31, 2012 MTS OJSC Notes due 2016 RUB	Dec. 31, 2012 MTS OJSC Notes due 2016 USD ($)	Dec. 31, 2011 MTS OJSC Notes due 2016 USD ($)	Dec. 31, 2012 MTS OJSC Notes due 2014 USD ($) item	Dec. 31, 2011 MTS OJSC Notes due 2014 USD ($)	Dec. 31, 2011 MTS Finance Notes due 2012 USD ($)	Dec. 31, 2012 MTS OJSC Notes due 2017 USD ($)	Dec. 31, 2011 MTS OJSC Notes due 2017 USD ($)	Dec. 31, 2012 MTS OJSC Notes due 2018 USD ($) item	Dec. 31, 2011 MTS OJSC Notes due 2018 USD ($)	Dec. 31, 2012 MTS OJSC Notes due 2015 USD ($) item	Dec. 31, 2011 MTS OJSC Notes due 2015 USD ($)	Dec. 31, 2012 MTS OJSC Notes due 2013 USD ($) item	Dec. 31, 2011 MTS OJSC Notes due 2013 USD ($)
Notes
Interest rate (as a percent)			8.63%	8.63%	8.15%	8.15%			8.75%	8.75%	7.60%	7.60%	8.00%	8.70%	8.70%	8.00%	8.00%	7.75%	7.75%	7.00%	7.00%
Plus: unamortized premium	$ 476,000	$ 608,000
Less: unamortized discount		(15,000)
Total notes	2,659,518,000	3,361,882,000	750,000,000	750,000,000	493,865,000	465,895,000			58,865,000	465,895,000	448,382,000	422,988,000	400,000,000	329,243,000	310,597,000	316,419,000	298,499,000	248,150,000	234,097,000	14,118,000	13,318,000
Less: current portion	(330,537,000)	(865,880,000)
Total notes, long-term	2,328,981,000	2,496,002,000
Repurchase of MTS OJSC Notes							401,000,000	13,200,000,000
Unclosed REPO transactions
# of Notes											279,350					210,000		2,463,000		2,470,000
Due amount											7,877,000					5,722,000		66,992,000		66,965,000
Unrealized premium											5,000					5,000		54,000		39,000
Total	147,659,000										7,882,000					5,727,000		67,046,000		67,004,000
% of par			126.25%		99.45%				100.00%		99.42%			100.50%		100.28%		100.00%		99.84%
Fair value	$ 2,853,108,000		$ 946,875,000		$ 491,148,000				$ 58,865,000		$ 445,781,000			$ 330,889,000		$ 317,305,000		$ 248,150,000		$ 14,095,000
Borrowing costs and interest capitalized
Stated interest rate before negotiated decrease (as a percent)							14.25%	14.25%

BORROWINGS (Details 2) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 EUR-Denominated Bank Loans	Dec. 31, 2011 EUR-Denominated Bank Loans	Dec. 31, 2012 EUR-Denominated, Credit Agricole Corporate Bank and BNP Paribas, which will mature during 2013-2018	Dec. 31, 2011 EUR-Denominated, Credit Agricole Corporate Bank and BNP Paribas, which will mature during 2013-2018	Dec. 31, 2012 EUR-Denominated, LBBW, which will mature during 2013-2017	Dec. 31, 2011 EUR-Denominated, LBBW, which will mature during 2013-2017	Dec. 31, 2012 EUR-Denominated, Bank of China, which will mature during 2013-2016	Dec. 31, 2011 EUR-Denominated, Bank of China, which will mature during 2013-2016	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 RUB-Denominated Bank Loans	Dec. 31, 2011 RUB-Denominated Bank Loans	Dec. 31, 2012 Available credit facilities, Sberbank maturing in 2017	Dec. 31, 2011 Available credit facilities, Sberbank maturing in 2017	Aug. 16, 2011 Available credit facilities, Sberbank maturing in 2017	Dec. 31, 2012 RUB-Denominated, Bank of Moscow maturing in 2013	Dec. 31, 2011 RUB-Denominated, Bank of Moscow maturing in 2013	Dec. 31, 2012 Notes in REPO	Dec. 31, 2011 RUB-Denominated, Gazprombank	Dec. 31, 2012 RUB-Denominated, Other, which will mature during 2013-2023	Dec. 31, 2011 RUB-Denominated, Other, which will mature during 2013-2023
Bank loans
Debt - related parties		$ 6,799,000
Total bank loans	4,975,406,000	5,341,006,000		1,198,179,000	1,062,159,000	923,182,000	580,742,000	167,000,000	204,507,000			83,333,000	31,762,000	51,503,000	18,889,000	40,688,000	26,351,000	42,961,000	21,704,000	36,495,000	6,287,000	12,574,000	3,004,000	9,356,000	188,153,000	234,082,000	55,032,000	64,033,000	30,884,000	36,215,000	95,630,000	116,812,000	4,584,000	8,958,000	2,023,000	8,064,000	3,589,074,000	4,037,966,000	3,292,430,000	3,105,967,000		131,697,000	434,835,000	147,659,000	472,107,000	17,288,000	25,057,000
Less: current portion	(573,597,000)	(283,025,000)
Total bank loans, long-term	4,401,809,000	5,057,981,000
Interest rate, base rate						LIBOR		LIBOR					LIBOR		LIBOR		LIBOR		LIBOR		LIBOR						EURIBOR		EURIBOR		EURIBOR		EURIBOR
Interest rate added to base rate (as a percent)						1.15%				0.23%	1.80%		0.30%		0.43%		0.30%		0.30%		0.35%						1.65%		0.75%		1.95%		0.35%
Effective interest rate, minimum (as a percent)								0.73%
Effective interest rate, maximum (as a percent)								2.31%
Interest rate (as a percent)						1.66%							0.81%		0.93%		0.81%		0.81%		0.86%						1.97%		1.07%		2.27%		0.67%						8.50%		8.95%	8.25%		6.13%
Percentage decrease in interest rate if the average volume of turnovers on the bank accounts of certain subsidiaries falls below a certain limit																																							0.45%
Percentage increase in interest rate if the average volume of turnovers on the bank accounts of certain subsidiaries falls below a certain limit																																							1.00%
Effective interest rate after revision if the average volume of turnovers on the bank accounts of certain subsidiaries falls below a certain limit (as a percent)																																							9.50%
Unamortized amount of initially capitalized debt issuance costs			26,700,000
Number of substantial amendments to credit facilities agreements	0	0
Borrowing costs and interest capitalized
Capitalized interest cost	58,300,000	52,300,000	43,900,000
Interest expense, net of amounts capitalized and amortization of debt issuance costs	$ 537,800,000	$ 628,400,000	$ 688,000,000

BORROWINGS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Available credit facilities
Available credit facilities, total	$ 773,205,000
Payments due in the year ended December 31,
Total notes	2,659,518,000	3,361,882,000
Total bank loans	4,975,406,000	5,341,006,000
MTS International Notes due 2020
Compliance with covenants
Amount of a judgment that the entity may be subject to before it may be considered to be in default of debt covenants, subject to certain exemptions and qualifications	10,000,000
Minimum number of days in which a judgment requiring payment in excess of stated thresholds may continue unsatisfied before the entity is determined to be in default of debt covenants, subject to certain exemptions and qualifications	60 days
Percentage of the principal amount at which the notes are redeemable due to a change of control	101.00%
Payments due in the year ended December 31,
Total notes	750,000,000	750,000,000
Available credit facilities, Credit Agricole (Finnvera) maturing in 2019
Available credit facilities
Interest rate, description	EURIBOR
Interest rate added to base rate (as a percent)	1.65%
Commitment fees (as a percent)	0.83%
Available credit facilities, total	198,675,000
Available credit facilities, Sberbank maturing in 2014
Available credit facilities
Interest rate, description	MosPrime
Interest rate added to base rate (as a percent)	1.33%
Commitment fees (as a percent)	0.10%
Available credit facilities, total	329,243,000
Available credit facilities, Gazprombank maturing in 2013
Available credit facilities
Interest rate, description	MosPrime
Interest rate added to base rate (as a percent)	1.43%
Available credit facilities, total	80,665,000
Available credit facilities, Rosbank maturing in 2014
Available credit facilities
Interest rate, description	MosPrime
Interest rate added to base rate (as a percent)	1.25%
Available credit facilities, total	82,311,000
Available credit facilities, CitiBank
Available credit facilities
Repayment term	182 days
Interest rate, description	MosPrime
Interest rate added to base rate (as a percent)	1.50%
Available credit facilities, ING Bank Eurasia maturing in 2013
Available credit facilities
Interest rate, description	MosPrime/LIBOR/EURIBOR
Interest rate added to base rate (as a percent)	1.50%
Available credit facilities, total	82,311,000
Notes
Payments due in the year ended December 31,
2013	330,537,000
2014	448,382,000
2015	742,490,000
2016	58,865,000
2017	329,244,000
Thereafter	750,000,000
Total notes	2,659,518,000
Loans
Payments due in the year ended December 31,
2013	573,597,000
2014	230,444,000
2015	1,301,100,000
2016	1,297,657,000
2017	1,257,809,000
Thereafter	314,799,000
Total bank loans	$ 4,975,406,000

ASSET RETIREMENT OBLIGATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Estimated present value of asset retirement obligations and change in liabilities
Balance, beginning of the year	$ 69,717	$ 78,039
Liabilities incurred in the current period	16,518	9,009
Accretion expense	9,430	6,236
Revisions in estimated cash flows	(380)	(19,242)
Currency translation adjustment	(4,299)	(4,325)
Balance, end of the year	$ 90,986	$ 69,717

DEFERRED CONNECTION FEES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in deferred connection fees
Balance, beginning of the year	$ 129,424	$ 155,288
Payments received and deferred during the year	61,646	76,562
Amounts amortized and recognized as revenue during the year	(73,568)	(96,676)
Currency translation adjustment	8,152	(5,750)
Balance, end of the year	125,654	129,424
Less: current portion	(48,158)	(49,868)
Non-current portion	$ 77,496	$ 79,556

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest rate swaps
Fair value of the derivative instruments designated as hedges
Variable interest rate for USD-and Euro- denominated bank loans (as a percent)	28.10%
Cross-currency interest rate swaps
Fair value of the derivative instruments designated as hedges
Variable interest rate for USD-and Euro- denominated bank loans (as a percent)	13.10%
Designated as hedges
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other noncurrent assets	$ 4,458	$ 2,341
Derivative instruments, fair value of liabilities	(13,257)	(15,959)
Designated as hedges | Interest rate swaps
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other payables	(542)	(1,283)
Derivative instruments classified in other noncurrent assets	1,197	2,341
Derivative instruments classified in other long term liabilities	(12,715)	(14,676)
Designated as hedges | Cross-currency interest rate swaps
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other noncurrent assets	$ 3,261

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended
	Feb. 28, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2010 Syndicated Loan Facility granted to MTS OJSC in 2006	Feb. 28, 2010 Syndicated Loan Facility granted to MTS OJSC in 2009	Dec. 31, 2012 Cash flow hedging	Dec. 31, 2011 Cash flow hedging	Dec. 31, 2010 Cash flow hedging	Dec. 31, 2012 Interest rate swaps Cash flow hedging	Dec. 31, 2011 Interest rate swaps Cash flow hedging	Dec. 31, 2010 Interest rate swaps Cash flow hedging	Dec. 31, 2012 Cross-currency interest rate swaps Cash flow hedging	Dec. 31, 2011 Cross-currency interest rate swaps Cash flow hedging	Dec. 31, 2010 Cross-currency interest rate swaps Cash flow hedging
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Loss recognized on derivatives							$ (21,988,000)	$ (15,364,000)	$ (70,546,000)	$ (14,132,000)	$ (13,502,000)	$ (32,726,000)	$ (7,856,000)	$ (1,862,000)	$ (37,820,000)
Ineffective portion of derivative included in earnings							(6,224,000)	6,116,000	5,552,000	(6,224,000)	7,978,000	3,541,000		(1,862,000)	2,011,000
Voluntary prepayment of principal and interest	46,300,000	1,241,033,000	308,565,000	4,779,595,000	162,200,000	707,400,000
Accumulated other comprehensive loss reclassified into earnings upon termination of hedge								(2,032,000)	(15,248,000)		(2,032,000)	(12,020,000)			(3,228,000)
Changes in derivative instruments designated as hedges in accumulated other comprehensive income
Accumulated derivatives loss, beginning of the year							(7,501,000)	(14,865,000)	(40,293,000)
Fair value adjustments on hedging derivatives		8,212,000	7,364,000	25,428,000			(7,330,000)	(3,181,000)	(39,757,000)
Amounts reclassified into earnings during the period							15,543,000	10,545,000	65,185,000
Accumulated derivatives loss, end of the year							712,000	(7,501,000)	(14,865,000)
Changes in tax effect derivative instruments designated as hedges in accumulated other comprehensive income
Accumulated derivatives loss tax portion, beginning of the year							1,875,000	3,716,000	10,073,000
Fair value adjustments on hedging derivatives net of tax		(2,053,000)	(1,841,000)	(6,357,000)			1,832,000	795,000	9,939,000
Amounts reclassified into earnings during the period, tax portion							(3,885,000)	(2,636,000)	(16,296,000)
Accumulated derivatives loss tax portion, end of the year							(178,000)	1,875,000	3,716,000
Net loss expected to be reclassified into net income during the next twelve months							$ 3,000,000

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 3) (Non-designated derivative instruments, Foreign currency options, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Non-designated derivative instruments | Foreign currency options
Non-designated derivative instruments
Amount acquirable through derivative instruments	$ 330

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 4) (Non-designated derivative instruments, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other current assets	$ 894
Foreign currency options
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other current assets	$ 894

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 5) (Non-designated derivative instruments, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings	$ (117)	$ 3,258	$ 1,916
Foreign currency options
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings	$ (117)	$ 3,258	$ 1,916

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 6) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Significant other observable inputs (Level 2) | Fair value measured on recurring basis
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	$ 4,458,000	$ 3,235,000
Fair value of derivative liabilities	(13,257,000)	(15,959,000)
Significant other observable inputs (Level 2) | Fair value measured on recurring basis | Interest rate swaps
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	1,196,000	2,341,000
Fair value of derivative liabilities	(13,257,000)	(15,959,000)
Significant other observable inputs (Level 2) | Fair value measured on recurring basis | Foreign currency options
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets		894,000
Significant other observable inputs (Level 2) | Fair value measured on recurring basis | Cross-currency interest rate swaps
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	3,261,000
Level 1
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Level 3
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	0	0
Fair value of derivative liabilities	$ 0	$ 0

FAIR VALUE MEASUREMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Redeemable noncontrolling interest	$ (75,661,000)	$ (80,603,000)
Amount of transfers between any levels	0	0
Significant unobservable inputs (Level 3)
Assets:
Derivative instruments	0	0
Liabilities:
Derivative instruments	0	0
Recurring | Significant other observable inputs (Level 2)
Assets:
Derivative instruments	4,458,000	3,235,000
Liabilities:
Derivative instruments	(13,257,000)	(15,959,000)
Recurring | Significant unobservable inputs (Level 3)
Liabilities:
Contingent consideration	(9,111,000)	(6,857,000)
Redeemable noncontrolling interest	(75,661,000)	(80,603,000)
Realized and unrealized gains and losses on Level 3 assets	0	0
Realized and unrealized gains and losses on Level 3 liabilities	$ 0	$ 0

FAIR VALUE MEASUREMENTS (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value measurements
Discount rate (as a percent)	12.00%	12.00%
Minimum
Fair value measurements
Market share (as a percent)	57.00%	57.00%
Revenue growth rate (as a percent)	0.50%
OIBDA margin (as a percent)	44.00%	49.40%
Maximum
Fair value measurements
Market share (as a percent)	62.00%	62.00%
Revenue growth rate (as a percent)	1.00%
OIBDA margin (as a percent)	45.50%	52.70%
Weighted average
Fair value measurements
Market share (as a percent)	60.00%	60.00%
Revenue growth rate (as a percent)	0.70%
OIBDA margin (as a percent)	44.60%	50.70%

FAIR VALUE MEASUREMENTS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets measured at fair value on a nonrecurring basis
Goodwill	$ 108,544,000
Total impairment loss relating to goodwill and long-lived assets	627,416,000	19,015,000	127,875,000
Level 2
Assets measured at fair value on a nonrecurring basis
Carrying amount of long-term debt, including the current portion	7,634,900,000	8,702,900,000
Fair value of long-term debt, including the current portion	7,828,500,000	8,737,300,000
Uzbekistan
Assets measured at fair value on a nonrecurring basis
Fair value of impaired property plant and equipment	256,200,000
Fair value of impaired other intangible assets	51,300,000
Fair value of impaired goodwill
Licenses | Uzbekistan
Assets measured at fair value on a nonrecurring basis
Fair value of impaired finite- lived and indefinite- lived intangible assets
Nonrecurring
Assets measured at fair value on a nonrecurring basis
Goodwill	108,544,000
Total impairment loss relating to goodwill and long-lived assets	627,416,000	19,015,000
Nonrecurring | Property, plant and equipment
Assets measured at fair value on a nonrecurring basis
Property, plant and equipment and intangibles	272,960,000	19,015,000
Nonrecurring | Licenses
Assets measured at fair value on a nonrecurring basis
Impairment of intangible assets	82,885,000
Nonrecurring | Rights to use radio frequencies
Assets measured at fair value on a nonrecurring basis
Impairment of intangible assets	76,641,000
Nonrecurring | Numbering capacity
Assets measured at fair value on a nonrecurring basis
Impairment of intangible assets	36,145,000
Nonrecurring | Software and other intangible assets
Assets measured at fair value on a nonrecurring basis
Impairment of intangible assets	$ 50,241,000

ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED LIABILITIES
Accruals for services	$ 327,994	$ 308,457
Accruals for taxes	215,514	156,451
Accrued payroll and vacation	228,100	90,498
Interest payable on debt	52,076	90,125
Accruals for payments to social funds	13,842	8,339
Total accrued liabilities	$ 837,526	$ 653,870

INCOME TAX (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before income taxes
Russia	$ 2,297,663	$ 1,807,154	$ 1,817,583
Other jurisdictions	(677,876)	292,198	248,048
Income before provision for income taxes	1,619,787	2,099,352	2,065,631
Current income tax expense
Russia	449,079	448,729	456,424
Other jurisdictions	74,040	71,343	106,212
Total current income tax expense	523,119	520,072	562,636
Deferred income tax expense/(benefit)
Russia	67,370	1,606	(35,529)
Other jurisdictions	(9,162)	9,942	(9,919)
Total deferred income tax expense/(benefit)	58,208	11,548	(45,448)
Total provision for income taxes	$ 581,327	$ 531,620	$ 517,188
Statutory income tax rates
Statutory income tax rates (as a percent)	20.00%	20.00%	20.00%
Russia
Statutory income tax rates
Statutory income tax rates (as a percent)	20.00%
Armenia
Statutory income tax rates
Statutory income tax rates (as a percent)	20.00%
Ukraine
Statutory income tax rates
Statutory income tax rates (as a percent)	21.00%	23.00%	25.00%
Uzbekistan
Statutory income tax rates
Statutory income tax rates (as a percent)	3.40%

INCOME TAX (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Russian statutory income tax rate reconciled to the Group's effective income tax rate
Statutory income tax rate for the year (as a percent)	20.00%	20.00%	20.00%
Adjustments:
Provision for claims in Uzbekistan (as a percent)	10.60%
Expenses not deductible for tax purposes (as a percent)	3.40%	2.80%	3.50%
Unrecognized tax benefits (as a percent)	(0.90%)	(0.20%)	0.10%
Settlements with tax authorities (as a percent)	0.70%	(0.50%)	(1.00%)
Earnings distribution from subsidiaries (as a percent)	2.40%	2.90%	0.70%
Effect of change in tax rate in Ukraine (as a percent)	0.30%	0.80%	0.70%
Loss carry-forward utilisation (as a percent)	(0.40%)
Impairment of long-lived assets (as a percent)			1.30%
Other (as a percent)	(0.20%)	(0.50%)	(0.30%)
Effective income tax rate (as a percent)	35.90%	25.30%	25.00%
Deferred tax assets
Depreciation of property, plant and equipment	$ 97,071	$ 140,371
Deferred connection fees	37,626	26,063
Subscriber prepayments	308	16,755
Accrued expenses for services	158,866	118,103
Inventory obsolescence	22,490	13,650
Loss carryforward	220,235	203,313
Impairment of long-lived assets	35,134	2,415
Other	34,849	29,352
Valuation allowance	(163,100)	(163,075)
Total deferred tax assets	443,479	386,947
Deferred tax liabilities
Licenses acquired	(25,879)	(35,377)
Depreciation of property, plant and equipment	(239,469)	(143,891)
Customer base	(37,291)	(40,738)
Other intangible assets	(55,803)	(42,450)
Debt issuance cost	(17,078)	(20,975)
Potential distributions from/to Group's subsidiaries/associates	(112,054)	(88,596)
Other	(4,832)	(31)
Total deferred tax liabilities	(492,406)	(372,058)
Net deferred tax (liability)/asset	(48,927)	14,889
Net deferred tax asset, current	230,376	189,622
Net deferred tax asset, non-current	71,986	62,102
Net deferred tax liability, long-term	$ (351,289)	$ (236,835)

INCOME TAX (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant balances for income tax losses carried forward
Operating losses	$ 907,131,000	$ 822,406,000
Tax losses	220,235,000	203,313,000
Valuation allowance
Sale of investment in Svyazinvest	68,768,000	66,596,000
Operating loss in Luxemburg (MGTS Finance S.A)	94,332,000	94,692,000
Other		1,787,000
Valuation allowances	163,100,000	163,075,000
Undistributed earning and uncertain tax positions
Deferred income tax liabilities for income taxes on future dividend distributions from foreign subsidiaries - MTS Ukraine and K-Telecom	54,400,000	52,500,000
Cumulative undistributed earnings of foreign subsidiaries (MTS Ukraine and K-Telecom)	1,133,300,000	1,088,200,000
Deferred tax liability, recognized in relation to undistributed earnings of Uzdunrobita	0	0
Undistributed earnings of Uzdunrobita	(29,700,000)	647,800,000
Unrecognized deferred tax liability		117,000,000
Accruals for uncertain tax positions	10,600,000	16,300,000	14,000,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance, beginning of the year	16,338,000	13,993,000	10,607,000
Additions based on tax position related to the current year		9,149,000	14,590,000
Additions based on tax positions related to prior years	2,166,000	2,647,000	1,504,000
Additions based on tax of acquired entities	326,000	5,129,000	7,587,000
Reduction in tax positions related to prior years	(7,119,000)	(5,213,000)	(2,141,000)
Settlements with tax authorities	(1,960,000)	(8,323,000)	(18,109,000)
Currency translation adjustment	825,000	(1,044,000)	(45,000)
Balance, end of the year	10,576,000	16,338,000	13,993,000
Penalties and interest related to unrecognized tax benefits
Accrued penalties and interest related to unrecognized tax benefits recognized in earnings	1,200,000	100,000	3,300,000
Accrued interest and penalties	4,900,000	6,100,000
Luxembourg (MGTS Finance S.A.)
Significant balances for income tax losses carried forward
Operating losses	429,774,000	431,461,000
Tax losses	124,764,000	125,124,000
Russia (Comstar-UTS, RTC and other)
Significant balances for income tax losses carried forward
Operating losses	477,357,000	390,945,000
Tax losses	$ 95,471,000	$ 78,189,000

RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related parties
Accounts receivable, related parties	$ 11,065	$ 4,488
Accounts payable, related parties	76,980	56,982
Revenues from related parties	15,821	13,481	52,257
Operating expenses incurred on transactions with related parties	148,289	162,316	272,343
MTS Bank, a subsidiary of Sistema
Related parties
Accounts receivable, related parties	4,498	672
Accounts payable, related parties	11,980	15
Revenues from related parties	2,822	657	912
NVision Group, a subsidiary of Sistema
Related parties
Accounts receivable, related parties	4,111	2,736
Accounts payable, related parties	40,499	37,652
Revenues from related parties	3,303	4,218	3,577
Operating expenses incurred on transactions with related parties	35,866	48,023	56,610
Intellect Telecom, a subsidiary of Sistema
Related parties
Accounts receivable, related parties	379	359
Maxima, a subsidiary of Sistema
Related parties
Accounts payable, related parties	10,001	11,986
Operating expenses incurred on transactions with related parties	61,187	81,905	76,158
Sitronics, a subsidiary of Sistema
Related parties
Accounts payable, related parties	5,854	5,063
Other related parties
Related parties
Accounts receivable, related parties	2,077	721
Accounts payable, related parties	8,646	2,266
Revenues from related parties	2,980	2,086	3,915
Operating expenses incurred on transactions with related parties	15,241	10,792	15,584
MTS Belarus, an associated company of the Group
Related parties
Revenues from related parties	6,716	6,520	2,589
Operating expenses incurred on transactions with related parties	13,633	10,516	5,539
Svyazinvest
Related parties
Revenues from related parties			33,869
Operating expenses incurred on transactions with related parties			29,210
Sky Link and subsidiaries
Related parties
Revenues from related parties			7,395
AB Safety, an affiliate of Sistema
Related parties
Operating expenses incurred on transactions with related parties	11,077	10,075	9,267
Elavius, a subsidiary of Sistema
Related parties
Operating expenses incurred on transactions with related parties	11,285
Mediaplanning, a subsidiary of Sistema
Related parties
Operating expenses incurred on transactions with related parties		1,005	59,171
Sistema-Invenchur
Related parties
Operating expenses incurred on transactions with related parties			11,262
Percentage of ownership acquired		100.00%
City Hals
Related parties
Operating expenses incurred on transactions with related parties			$ 9,542

RELATED PARTIES (Details 2)	12 Months Ended							12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 RUB	Dec. 31, 2012 Sistema USD ($)	Dec. 31, 2011 Sistema USD ($)	Dec. 31, 2012 MTS Bank, a subsidiary of Sistema USD ($)	Dec. 31, 2011 MTS Bank, a subsidiary of Sistema USD ($)	Dec. 31, 2010 MTS Bank, a subsidiary of Sistema USD ($)	Dec. 31, 2012 Sistema Mass Media, a subsidiary of Sistema USD ($)	Dec. 31, 2011 Sistema Mass Media, a subsidiary of Sistema USD ($)	Dec. 31, 2012 Other related parties USD ($)	Dec. 31, 2011 Other related parties USD ($)	Dec. 31, 2012 Sitronics, a subsidiary of Sistema USD ($)	Dec. 31, 2011 Sitronics, a subsidiary of Sistema USD ($)	Dec. 31, 2010 Sitronics, a subsidiary of Sistema USD ($)	Dec. 31, 2012 NVision Group USD ($)	Dec. 31, 2011 NVision Group USD ($)	Dec. 31, 2010 NVision Group USD ($)
Investing and financing transactions
Other investments to related parties	$ 89,503,000	$ 19,209,000						$ 69,141,000
Investment in shares of subsidiaries and affiliates of Sistema	10,068,000	9,498,000		1,205,500,000	36,500,000,000			5,226,000	4,930,000		3,840,000	3,622,000	1,002,000	946,000
Cash position	724,803,000	1,850,826,000	927,694,000	2,529,010,000				268,700,000	311,500,000
Interest accrued on loan receivable, the deposits and cash on current accounts								5,500,000	14,900,000	19,700,000
Interest expense	568,184,000	656,898,000	777,287,000					11,800,000
Notes and loans receivable						20,362,000	19,209,000
Equity interest owned (as a percent)								1.80%			3.14%
Purchases of SIM cards and prepaid phone cards															26,500,000	79,500,000	29,900,000
Purchases of telecommunications equipment, software and billing systems (FORIS)																		413,900,000	503,200,000	272,600,000
Incurred expenses under an IT consulting agreement																		35,900,000	48,000,000	56,600,000
Advances to related parties																		$ 42,900,000	$ 57,600,000

STOCKHOLDERS' EQUITY (Details)	12 Months Ended																										12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 USD ($)	Dec. 31, 2011 RUB	Dec. 31, 2010 USD ($)	Dec. 31, 2010 RUB	Dec. 31, 2007	May 31, 2010	Jan. 31, 2005	Dec. 31, 2000	Dec. 31, 2012 Accumulated other comprehensive income/(loss) USD ($)	Dec. 31, 2011 Accumulated other comprehensive income/(loss) USD ($)	Dec. 31, 2010 Accumulated other comprehensive income/(loss) USD ($)	Dec. 31, 2009 Accumulated other comprehensive income/(loss) USD ($)	Dec. 31, 2012 Currency translation adjustment USD ($)	Dec. 31, 2011 Currency translation adjustment USD ($)	Dec. 31, 2010 Currency translation adjustment USD ($)	Dec. 31, 2009 Currency translation adjustment USD ($)	Dec. 31, 2012 Unrealized gains/(losses) on derivatives USD ($)	Dec. 31, 2011 Unrealized gains/(losses) on derivatives USD ($)	Dec. 31, 2010 Unrealized gains/(losses) on derivatives USD ($)	Dec. 31, 2009 Unrealized gains/(losses) on derivatives USD ($)	Dec. 31, 2012 Unrecognized actuarial losses USD ($)	Dec. 31, 2011 Unrecognized actuarial losses USD ($)	Dec. 31, 2010 Unrecognized actuarial losses USD ($)	Dec. 31, 2009 Unrecognized actuarial losses USD ($)	Dec. 31, 2011 Common stock	Dec. 31, 2011 Comstar-UTS USD ($)	Dec. 31, 2010 Comstar-UTS USD ($)	May 31, 2011 MGTS USD ($)	May 31, 2011 MGTS RUB	Dec. 31, 2012 MGTS USD ($) item	Dec. 31, 2012 MGTS RUB	Dec. 31, 2011 MGTS USD ($)	Dec. 31, 2012 MGTS Common stock	Dec. 31, 2012 MGTS Preferred stock	Dec. 31, 2010 TS-Retail USD ($)	Dec. 31, 2011 Other subsidiaries USD ($)	Dec. 31, 2010 Other subsidiaries USD ($)
Share capital
Increase in charter capital (in shares)																											73,087,424
Shares issued	2,066,413,562	2,066,413,562	2,066,413,562	2,066,413,562
Outstanding common shares excluding treasury shares	1,988,919,177	1,988,919,177	1,988,916,837	1,988,916,837
Shares in treasury stock	77,494,385	77,494,385	77,496,725	77,496,725
Number of shares per ADS (in shares)								2	5	20
Number of ADSs that have been repurchased (in shares)	33,997,667	33,997,667
Noncontrolling interest
Net income attributable to the Group	$ 1,007,284,000		$ 1,443,944,000		$ 1,380,631,000
Transfers from the noncontrolling interest
Decrease in own equity due to acquisition of noncontrolling interest																												(41,377,000)	(115,350,000)					(272,840,000)			(15,932,000)	(738,000)	(10,302,000)
Increase in own equity resulted from exchange of MTS shares for noncontrolling interest																												429,409,000
Increase in own equity due to exercise of put option			11,636,000																									11,636,000
Increase in own equity due to acquisition of own shares by MGTS	1,203,000
Net transfers from the noncontrolling interest	1,203,000		126,090,000		(141,584,000)
Net income attributable to the Group and transfers from the noncontrolling interest:	1,008,487,000		1,570,034,000		1,239,047,000
Accumulated other comprehensive income, net of tax
Balance at beginning of period	(963,992,000)										(929,764,000)	(963,992,000)	(771,957,000)	(748,422,000)	(934,346,000)	(964,990,000)	(759,651,000)	(714,394,000)	711,000	(7,501,000)	(14,865,000)	(40,293,000)	3,871,000	8,499,000	2,559,000	6,265,000
Recognized in other comprehensive income											33,632,000	(123,986,000)	(23,535,000)		30,048,000	(137,290,000)	(45,257,000)		8,212,000	7,364,000	25,428,000		(4,628,000)	5,940,000	(3,706,000)
Acquisitions of non-controlling interest											596,000	(68,049,000)			596,000	(68,049,000)
Balance at end of period	(929,764,000)		(963,992,000)								(929,764,000)	(963,992,000)	(771,957,000)	(748,422,000)	(934,346,000)	(964,990,000)	(759,651,000)	(714,394,000)	711,000	(7,501,000)	(14,865,000)	(40,293,000)	3,871,000	8,499,000	2,559,000	6,265,000
Dividends
Dividend policy, minimum annual payments as a percentage of net income under U.S. GAAP							50.00%
Net income available for distribution as calculated under Russian statutory accounting regulations	1,381,300,000	42,949,000,000	1,798,600,000	52,855,000,000	903,200,000	27,429,000,000
Declared cash dividends
Dividends declared (including dividends on treasury shares of $34,364, $40,006 and $35,063, respectively)	916,310,000		1,066,753,000		991,211,000
Dividends declared on treasury shares	34,364,000		40,006,000		35,063,000
Dividends, U.S. Dollars per ADS (in dollars per unit)	$ 0.89		$ 1.03		$ 0.99
Dividends, U.S. Dollars per share (in dollars per unit)	$ 0.443		$ 0.516		$ 0.497
Dividends payable	100,000		200,000																													2,100,000		2,100,000
MGTS' preferred stock
Preferred shares outstanding																																15,574,492	15,574,492	15,965,850
Shares repurchased																																			82,891	391,358
Shares repurchased, value																																8,300,000	260,800,000
Percentage of net income as determined under Russian accounting regulations used in determining the guaranteed non-cumulative dividend rights on preferred shares																																10.00%	10.00%
Preferred stock, number of voting rights																																0	0
Percentage of preferred shareholders required for approval																																75.00%	75.00%
Dividend on ordinary and preferred shares																														$ 623,900,000	18,961,700,000

REDEEMABLE NONCONTROLLING INTEREST (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 International Cell Holding Ltd EUR (€)	Sep. 30, 2007 International Cell Holding Ltd	Sep. 30, 2007 K-Telecom
Redeemable noncontrolling interest
Percentage of ownership interest acquired				80.00%
Percentage of indirect ownership interest of parent					100.00%
Percentage of noncontrolling interest				20.00%
Cap price of option to acquire remaining 20% stake (in euros)			€ 200,000,000
Fair value of redeemable noncontrolling interest (in dollars)	$ 75,661,000	$ 80,603,000

GENERAL AND ADMINISTRATIVE EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and social contributions	$ 1,321,591	$ 1,230,564	$ 1,174,482
Rent	435,517	389,142	338,301
General and administrative	261,480	277,863	251,097
Repair and maintenance	209,304	202,206	180,810
Taxes other than income	207,017	171,778	144,322
Billing and data processing	58,889	62,508	75,960
Consulting expenses	48,361	58,409	61,431
Inventory obsolescence	25,970	30,160	27,825
Insurance	5,849	6,533	7,456
Business acquisitions related costs	6,092	7,089	12,737
Total	$ 2,580,070	$ 2,436,252	$ 2,274,421

SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
SEGMENT INFORMATION
Number of reportable segments	3
Net operating revenues
Total net operating revenues from external customers:	$ 12,435,655	$ 12,318,688	$ 11,293,236
Total intersegment operating revenues:	125,087	99,177	58,899
Depreciation and amortization expense
Depreciation and amortization expense	2,274,870	2,335,204	2,000,496
Operating income/(loss):
Net operating income	1,996,061	2,808,885	2,734,559
Currency exchange and transaction loss (gain)	(102,786)	158,066	(20,238)
Interest income	(84,359)	(62,559)	(84,396)
Interest expense	568,184	656,898	777,287
Equity in net income of associates	(27,929)	(49,443)	(70,649)
Other expenses, net	23,164	6,571	66,924
Income before provision for income taxes	1,619,787	2,099,352	2,065,631
Additions to long-lived assets:
Additions to long-lived assets	2,766,262	2,717,657
Long-lived assets:
Long-lived assets	11,366,432	10,922,511
Total assets:
Assets	14,979,848	15,327,136
Russia
Net operating revenues
Total net operating revenues from external customers:	10,832,400	10,592,359	9,381,845
Total intersegment operating revenues:	37,973	34,968	27,136
Depreciation and amortization expense
Depreciation and amortization expense	1,810,502	1,750,395	1,417,506
Operating income/(loss):
Net operating income	2,945,628	2,776,030	2,674,786
Additions to long-lived assets:
Additions to long-lived assets	2,503,079	2,330,163
Long-lived assets:
Long-lived assets	9,921,503	8,615,865
Total assets:
Assets	12,891,829	12,416,388
Ukraine
Net operating revenues
Total net operating revenues from external customers:	1,160,155	1,104,488	1,056,591
Total intersegment operating revenues:	50,788	43,020	22,191
Depreciation and amortization expense
Depreciation and amortization expense	307,939	346,336	355,375
Operating income/(loss):
Net operating income	307,622	202,001	143,304
Additions to long-lived assets:
Additions to long-lived assets	156,891	140,354
Long-lived assets:
Long-lived assets	757,074	925,794
Total assets:
Assets	1,253,091	1,257,135
Uzbekistan
Net operating revenues
Total net operating revenues from external customers:	270,743	439,277	446,530
Total intersegment operating revenues:	3,766	1,712	1,440
Impairment of goodwill, long-lived assets, and antimonopoly claims
Impairment of goodwill, long-lived assets, and antimonopoly claims	1,029,160
Depreciation and amortization expense
Depreciation and amortization expense	88,671	155,086	118,076
Operating income/(loss):
Net operating income	(1,009,930)	76,305	130,672
Additions to long-lived assets:
Additions to long-lived assets	60,921	138,534
Long-lived assets:
Long-lived assets	307,472	950,200
Total assets:
Assets	369,452	1,140,878
Other
Net operating revenues
Total net operating revenues from external customers:	172,357	182,564	408,270
Total intersegment operating revenues:	32,560	19,477	8,132
Impairment of goodwill, long-lived assets, and antimonopoly claims
Impairment of goodwill, long-lived assets, and antimonopoly claims			137,823
Depreciation and amortization expense
Depreciation and amortization expense	67,758	83,387	109,539
Operating income/(loss):
Net operating income	(243,641)	(244,877)	(215,492)
Additions to long-lived assets:
Additions to long-lived assets	45,371	108,606
Long-lived assets:
Long-lived assets	380,383	430,652
Total assets:
Assets	465,476	512,735
Mobile services
Net operating revenues
Total net operating revenues from external customers:	10,641,327	10,487,988	9,606,354
Fixed line services
Net operating revenues
Total net operating revenues from external customers:	1,794,328	1,830,700	1,686,882
Intercompany eliminations
Operating income/(loss):
Net operating income	$ (3,618)	$ (574)	$ 1,289

COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2012 RUB item	Aug. 31, 2008 handset	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Operating expenses USD ($)	Dec. 31, 2011 Operating expenses USD ($)	Dec. 31, 2010 Operating expenses USD ($)	Dec. 31, 2012 Cost of services USD ($)	Dec. 31, 2011 Cost of services USD ($)	Dec. 31, 2010 Cost of services USD ($)
Capital commitments
Purchase agreements to acquire property, plant and equipment, intangible assets and costs related thereto			$ 1,104,500,000
Agreement with Apple
Number of iPhone handsets to be bought under unconditional purchase agreement with Apple Sales International		1,500,000
Period over which iPhone handsets are to be bought under unconditional purchase agreement with Apple Sales International		three year
Percentage of total purchase installment made			40.60%
Cash paid for handsets purchased			81,800,000	140,800,000	79,400,000
Future minimum lease payments due for the five years ending December 31,2017 and thereafter
2013			165,076,000
2014			29,144,000
2015			12,870,000
2016			7,805,000
2017			4,645,000
Thereafter			58,245,000
Total			277,785,000
Commitment and contingencies
Rental expense						435,500,000	389,100,000	338,300,000	235,700,000	232,000,000	182,400,000
Period within which the LTE networks are to be fully deployed	7 years
Number of inhabitants in each population center for delivery of LTE services	50,000
Minimum annual investment obligation towards the LTE roll-out until the network is fully deployed	15,000,000,000		$ 493,900,000

COMMITMENTS AND CONTINGENCIES (Details 2)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 MTS OJSC USD ($)	Dec. 31, 2011 MTS OJSC RUB	Sep. 30, 2011 MTS OJSC RUB	Dec. 31, 2010 MTS OJSC RUB	Aug. 31, 2012 MTS Ukraine Litigation in Ukraine item
Taxation
Number of years following the tax year for which tax declarations remain open and subject to inspection	3 years
Tax audit and assessment
Additional taxes, penalties and fines payable				$ 11,700,000			353,900,000
Decrease in amount of additional taxes, penalties and fines payable				5,700,000		173,900,000
Amount of appeal filed by the entity				2,800,000	84,200,000
Remaining amount of additional taxes, penalties and fines payable				5,900,000		180,000,000
Number of Group trademarks for which claim regarding dismissal of international registration is received								4
Provision for additional custom duties	0	0
Provision for additional transfer pricing tax liabilities	0	0
Provision for tax and customs liabilities	25,800,000	7,100,000
Accrual for unrecognized income tax benefits, potential penalties and interest	$ 10,600,000	$ 16,300,000	$ 14,000,000

COMMITMENTS AND CONTINGENCIES (Details 3)	12 Months Ended								1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2009 USD ($)	Dec. 31, 2009 RUB	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 31, 2011 Settlement of Litigation USD ($)	Dec. 31, 2011 MTS Finance Notes due 2012 USD ($)	Dec. 31, 2005 Tarino Limited USD ($)	Nov. 30, 2006 Tarino Limited USD ($)	Mar. 31, 2005 Bitel LLC USD ($) company	Dec. 31, 2006 Bitel LLC USD ($)	Dec. 31, 2005 Bitel LLC	Mar. 31, 2013 Bitel LLC Settlement of Litigation USD ($)
Business acquisitions
Percentage of stake acquired									51.00%
Cash consideration paid for acquisition									$ 150,000,000
Remaining percentage of interest acquired in Tarino shares in Option Shares									49.00%
Call and put option price									170,000,000
Percentage of investment in Bitel at cost as the Group did not regain operational control													51.00%
Impairment liability	349,400,000	10,500,000,000										170,000,000
Payment for Option Shares							170,000,000			170,000,000
Damages							5,900,000
Interest and other costs							34,900,000
Liability under the arbitration award			221,180,000	213,152,000			210,800,000
Additional liabilities under the arbitration award			7,200,000	3,200,000		40,800,000
Total notes			2,659,518,000	3,361,882,000				400,000,000
Number of Isle of Man companies named defendants in lawsuits filed by Bitel seeking the return of dividends received by them											3
Damages sought, value											25,200,000			215,000,000
Losses and accrued interest sought under lawsuits											3,700,000
Worth of VimpelCom common shares that Altimo Cooperatief U.A lodged with the lsle of Man court					$ 500,000,000

SUBSEQUENT EVENTS (Details) In Millions, unless otherwise specified	Jun. 30, 2011 USD ($)	Apr. 30, 2013 Subsequent Event Bitel LLC USD ($)	Apr. 03, 2013 Subsequent Event Exchange-traded ruble-denominated notes USD ($)	Apr. 03, 2013 Subsequent Event Exchange-traded ruble-denominated notes RUB	Apr. 03, 2013 Subsequent Event MTS Bank USD ($)	Apr. 03, 2013 Subsequent Event MTS Bank RUB
Subsequent events
Percentage of ownership acquired					25.10%	25.10%
Purchase price for additional share issuance					$ 163.5	5,090
Ownership interest after acquisition (as a percent)					26.75%	26.75%
Previously owned interest (as a percent)					1.66%	1.66%
Par value amount of debt			321.4	10,000
Maturity period of notes			10 years	10 years
Semiannual coupon payments rate (as a percent)			8.25%	8.25%
Repurchase period of notes			5 years	5 years
Worth of VimpelCom common shares that Altimo Cooperatief U.A lodged with the lsle of Man court	500	500
Increased worth of VimpelCom common shares that Altimo Cooperatief U.A lodged with the lsle of Man court		$ 900

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts
Change in allowance for doubtful accounts receivable
Balance, beginning of year	$ 96,961	$ 120,468	$ 97,653	$ 69,603
Charged to Costs and Expenses	76,772	101,967	123,352	105,260
Deductions and Other Adjustments	(59,778)	(125,474)	(100,537)	(77,210)
Balance, end of year	113,955	96,961	120,468	97,653
Valuation allowance for deferred tax assets
Change in allowance for doubtful accounts receivable
Balance, beginning of year	163,075	165,994	182,308	26,744
Charged to Costs and Expenses				78,761
Deductions and Other Adjustments	25	(2,919)	(16,314)	(76,803)
Balance, end of year	$ 163,100	$ 163,075	$ 165,994	$ 182,308